As filed with the Securities and Exchange
Commission on April 16, 2008, 1933 Act File No. 333-126293
1940 Act File No. 811-21779

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       ☑
PRE-EFFECTIVE AMENDMENT NO.            ☐
POST-EFFECTIVE AMENDMENT NO. 17           ☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     ☑
AMENDMENT NO. 19           ☑
(CHECK APPROPRIATE BOX OR BOXES)
JOHN HANCOCK FUNDS II
(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
601 CONGRESS STREET, BOSTON, MASSACHUSETTS 02210
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)
REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE (617) 663-2844
THOMAS M. KINZLER
601 CONGRESS STREET, BOSTON, MASSACHUSETTS 02210
NAME AND ADDRESS (OF AGENT FOR SERVICE)
COPIES OF COMMUNICATIONS TO:
MARK P. GOSHKO, ESQ
KIRKPATRICK & LOCKHART PRESTON GATES ELLIS LLP
ONE LINCOLN STREET
BOSTON, MA 02111
APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of this Registration Statement.
It is proposed that this filing will become effective (check appropriate box):
☐ immediately upon filing pursuant to paragraph (b) of Rule 485
☐ on (date) pursuant to paragraph (b) of Rule 485
☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐ on (date) pursuant to paragraph (a)(1) of Rule 485
☑ 75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐ on (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

John Hancock
John Hancock Fund of Funds Portfolios

PROSPECTUS 7-1-08

▶ CLASS 1 SHARES

American Fundamental Holdings Portfolio
American Global Diversification Portfolio
American Diversified Growth & Income Portfolio

The information in this Prospectus is incomplete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities, and we are not soliciting to buy these securities, in any state where the offer or sale is not permitted.

As with all mutual funds, the Securities and Exchange Commission (the SEC) has not approved or disapproved these funds or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

John Hancock Asset Allocation Portfolios

Fund summary

A concise look at each fund’s investment goal, its main strategies and main risks, its past performance and the costs of investing.

2	American Fundamental Holdings Portfolio

4	American Global Diversification Portfolio

6	American Diversified Growth & Income Portfolio

Fund details

More about topics covered in the summary section, including descriptions of the various risk factors that investors should understand before investing.

8	Other permitted investments

8	Risks of investing in the funds of funds

9	Risks of investing in the underlying funds

12	Who’s who

14	Financial highlights

Description of the underlying funds

Your account

How to place an order to buy, sell or exchange fund shares, as well as information about each fund’s business policies and any distributions it may pay.

15	Who can buy shares

15	Class share structure

16	Transaction policies

17	Dividends and account policies

17	Additional investor services

For more information See back cover

 Fund summary

John Hancock
American Fundamental Holdings Portfolio

Day-to-day investment management: MFC Global Investment Management (U.S.A.) Limited

Goal and strategy

The fund seeks long-term growth of capital.

The fund invests in other funds and other investment companies (collectively, the underlying funds) as well as other types of investments as described below.

The fund operates as a fund of funds and currently primarily invests in eight underlying funds of the American Funds: Investment Company of America, Washington Mutual Investors Fund, Fundamental Investors, Growth Fund of America, The Income Fund of America, U.S. Government Securities Fund, Bond Fund of America and American High-Income Trust. The fund is also permitted to invest in other American Funds, as well as other underlying funds as described below. When purchasing shares of the American Funds, the fund only purchases Class R5 shares (which are not subject to Rule 12b-1 fees).

The fund is authorized to invest without limitation in other underlying funds and in other types of investments as described below. The fund may purchase any underlying funds except other funds of funds. When purchasing shares of other John Hancock Funds II (JHF II) funds, the fund only purchases NAV shares (which are not subject to Rule 12b-1 fees).

The underlying funds as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of the funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the funds in which the fund invests focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

In addition to investing in exchange traded funds, the fund may also invest in the securities of other investment companies and may make direct investments in other types of investments, see “Other permitted investments.”

Main risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance. The fund’s main risk factors are listed below. Before investing, be sure to read the full descriptions of these risks on page 8.

Credit and counterparty risk The issuer or guarantor of a fixed income security, the counterparty to an over-the counter derivatives contract, or a borrower of a fund’s securities, will be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market process tend to place greater emphasis on future earnings expectations.

Exchange traded funds risk (ETFs) Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed income securities risk A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging market countries are subject to greater levels of foreign investment risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk Investing in derivatives can magnify losses incurred by the underlying assets.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invest.

Issuer risk An issuer of a security purchased by a Fund may perform poorly, and, therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Liquidity risk Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Management risk The fund team’s investment strategy may fail to produce the intended result.

Short Sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

John Hancock Fund of Funds Portfolios – Fund summary

2

Past Performance

This section normally shows how the fund’s total return has varied from year to year, along with a broad-based market index for reference. Because the fund has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

Investor costs

Annual operating expenses (%)	Class 1

Management fee	[0.05]

Distribution and service (12b-1) fees	[0.05]

Other expenses[1]	[0.06]

Acquired fund fees and expenses	[0.38]

Total fund operating expenses[2]	[0.54]

Contractual expense reimbursement[3]	[–0.05]

Net operating expenses	[0.49]

Expense example

A hypothetical example showing the expenses on a $10,000 investment during the various time frames indicated. The example assumes a 5% average annual return, the reinvestment of all dividends and contractual reimbursement. The example is for comparison only and does not reflect actual expenses and returns, either past or future.

Expenses ($)	Class 1

1 Year	[50]

3 Years	[168]

Annual operating expenses

These are paid from fund assets; shareholders therefore pay these costs indirectly. The fund has no shareholder transaction expenses.

1	Based on estimated expenses for the current fiscal year.

2	Total operating expenses include fees and expenses incurred indirectly by a fund as a result of its investment in other investment companies (each, an Acquired fund). The total operating expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial highlights” section of the fund’s financial statements, which does not include Acquired fund fees and expenses. Acquired fund fees and expenses are estimated, not actual, amounts based on the fund’s current fiscal year.

3	The management fee is being waived until July 1, 2009. This waiver may be terminated any time after July 1, 2009.

John Hancock Fund of Funds Portfolios – Fund summary

3

 Fund summary

John Hancock
American Global Diversification Portfolio

Day-to-day investment management: MFC Global Investment Management (U.S.A.) Limited

Goal and strategy

The fund seeks long-term growth of capital.

The fund invests in other funds and other investment companies (collectively, the underlying funds) as well as other types of investments as described below. Under normal market conditions, the fund will invest a significant portion of its assets in securities, which include securities held by the underlying funds, that are located outside the Unites States.

The fund operates as a fund of funds and currently primarily invests in eight underlying funds of the American Funds: EuroPacific Growth Fund, New World Fund, Capital World Growth & Income Fund, New Perspective Fund, SMALLCAP World Fund, Capital Income Builder Fund, American High-Income Trust and Capital World Bond Fund. The fund is permitted to invest in other American Funds, as well as other underlying funds as described below. When purchasing shares of the American Funds, the fund only purchases Class R5 shares (which are not subject to Rule 12b-1 fees).

The fund is authorized to invest without limitation in other underlying funds and in other types of investments as described below. The fund may purchase any underlying funds except other funds of funds. When purchasing shares of other JHF II funds, the fund only purchases NAV shares (which are not subject to Rule 12b-1 fees).

The underlying funds as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of the funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the funds in which the fund invests focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

In addition to investing in exchange traded funds, the fund may also invest in the securities of other investment companies and may make direct investments in other types of investments, see “Other permitted investments.”

Main risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance. The funds main risk factors are listed below. Before investing, be sure to read the full descriptions of these risks on page 8.

Credit and counterparty risk The issuer or guarantor of a fixed income security, the counterparty to an over-the counter derivatives contract, or a borrower of a fund’s securities, will be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market process tend to place greater emphasis on future earnings expectations.

Exchange traded funds risk (ETFs) Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed income securities risk A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging market countries are subject to greater levels of foreign investment risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk Investing in derivatives can magnify losses incurred by the underlying assets.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invest.

Issuer risk An issuer of a security purchased by a Fund may perform poorly, and, therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Liquidity risk Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Management risk The fund team’s investment strategy may fail to produce the intended result.

Short Sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

John Hancock Fund of Funds Portfolios – Fund summary

4

Past Performance

This section normally shows how the fund’s total return has varied from year to year, along with a broad-based market index for reference. Because the fund has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

Investor costs

Annual operating expenses (%)	Class 1

Management fee	[0.05]

Distribution and service (12b-1) fees	[0.05]

Other expenses[1]	[0.06]

Acquired fund fees and expenses	[0.59]

Total fund operating expenses[2]	[0.75]

Contractual expense reimbursement[3]	[–0.05]

Net operating expenses	[0.70]

Expense example

A hypothetical example showing the expenses on a $10,000 investment during the various time frames indicated. The example assumes a 5% average annual return, the reinvestment of all dividends and contractual reimbursement. The example is for comparison only and does not reflect actual expenses and returns, either past or future.

Expenses ($)	Class 1

1 Year	[71]

3 Years	[235]

Annual operating expenses

These are paid from fund assets; shareholders, therefore, pay these costs indirectly. The fund has no shareholder transaction expenses.

1	Based on estimated expenses for the current fiscal year.

2	“Total operating expenses” include fees and expenses incurred indirectly by a fund as a result of its investment in other investment companies (each, an Acquired fund). The total operating expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial highlights” section of the fund’s financial statements, which does not include Acquired fund fees and expenses. Acquired fund fees and expenses are estimated, not actual, amounts based on the fund’s current fiscal year.

3	The management fee is being waived until July 1, 2009. This waiver may be terminated any time after July 1, 2009.

John Hancock Fund of Funds Portfolios – Fund summary

5

 Fund summary

John Hancock
American Diversified Growth & Income Portfolio

Day-to-day investment management: MFC Global Investment Management (U.S.A.) Limited

Goal and strategy

The fund seeks long-term growth of capital.

The fund invests in other funds and other investment companies (collectively, the underlying funds) as well as other types of investments as described below.

The fund operates as a fund of funds and currently primarily invests in fourteen underlying funds of the American Funds: Investment Company of America, Washington Mutual Investors Fund, Fundamental Investors, Growth Fund of America, EuroPacific Growth Fund, New World Fund, Capital World Growth & Income Fund, New Perspective Fund, SMALLCAP World Fund, The Income Fund of America, Capital Income Builder Fund, Bond Fund of America, American High-Income Trust and Capital World Bond Fund. The fund is permitted to invest in other underlying funds of the American Funds, as well as other underlying funds as described below . When purchasing shares of the American funds, the fund only purchases Class R5 shares (which are not subject to Rule 12b-1 fees).

The fund is authorized to invest without limitation in other underlying funds and in other types of investments as described below. The fund may purchase any underlying funds except other funds of funds. When purchasing shares of other JHF II funds, the fund only purchases NAV shares (which are not subject to Rule 12b-1 fees).

The underlying funds as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of the funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the funds in which the fund invests focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

In addition to investing in exchange traded funds, the fund may also invest in the securities of other investment companies and may make direct investments in other types of investments, see “Other permitted investments.”

Main risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance. The fund’s main risk factors are listed below Before investing, be sure to read the full descriptions of these risks on page 8.

Credit and counterparty risk The issuer or guarantor of a fixed income security, the counterparty to an over-the counter derivatives contract, or a borrower of a fund’s securities, will be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market process tend to place greater emphasis on future earnings expectations.

Exchange traded funds (ETFs) risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed income securities risk A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging market countries are subject to greater levels of foreign investment risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Hedging, derivatives and other strategic transactions risk Investing in derivatives can magnify losses incurred by the underlying assets.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invest.

Issuer risk An issuer of a security purchased by a fund may perform poorly, and, therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Liquidity risk Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Management risk The fund team’s investment strategy may fail to produce the intended result.

Medium and small company risk The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks.

Short Sales risk Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

John Hancock Fund of Funds Portfolios – Fund summary

6

Past Performance

This section normally shows how the fund’s total return has varied from year to year, along with a broad-based market index for reference. Because the fund has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

Investor costs

Annual operating expenses (%)	Class 1

Management fee	[0.05]

Distribution and service (12b-1) fees	[0.05]

Other expenses[1]	[0.06]

Acquired fund fees and expenses	[0.43]

Total fund operating expenses[2]	[0.59]

Contractual reimbursement[3]	[–0.05]

Net operating expenses	[0.54]

Expense example

A hypothetical example showing the expenses on a $10,000 investment during the various time frames indicated. The example assumes a 5% average annual return, the reinvestment of all dividends and contractual reimbursement. The example is for comparison only and does not reflect actual expenses and returns, either past or future.

Expenses ($)	Class 1

1 Year	[55]

3 Years	[184]

Annual operating expenses

These are paid from fund assets; shareholders therefore pay these costs indirectly. The fund has no shareholder transaction expenses.

1	Based on estimated expenses for the current fiscal year.

2	“Total operating expenses” include fees and expenses incurred indirectly by a fund as a result of its investment in other investment companies (each, an Acquired fund). The total operating expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial highlights” section of the fund’s financial statements, which does not include Acquired fund fees and expenses. Acquired fund fees and expenses are estimated, not actual, amounts based on the fund’s current fiscal year.

3	The management fee is being waived until July 1, 2009. This waiver may be terminated any time after July 1, 2009.

John Hancock Fund of Funds Portfolios – Fund summary

7

 Fund details

Other permitted investments

The fund may directly:

•	Purchase U.S. government securities and short-term paper.

•	Purchase shares of other registered open-end investment companies (and registered unit investment trusts) within the same “group of investment companies” as that term is defined in Section 12 of the Investment Companies Act of 1940, as amended (the 1940 Act).

•	Purchase shares of other registered open-end investment companies (and registered unit investment trusts) where the adviser is not the same as, or affiliated with, the adviser to the fund, including ETFs.

•	Invest in equity securities, which may include common and preferred stocks of large-, medium- and small-capitalization companies in both developed (including the U.S.) and emerging markets.

•	Invest in fixed-income securities, which may include debt securities of governments throughout the world (including the U.S.), their agencies and instrumentalities, debt securities of corporations and supranationals, inflation protected securities, convertible bonds, mortgaged-backed securities, asset-backed securities and collateralized debt securities. Investments in fixed-income securities may include securities of issuers in both developed (including the U.S.) and emerging markets and may include fixed-income securities rated below investment grade (commonly known as “junk bonds”).

•	Purchase securities of registered closed-end investment companies that are part of the same “group of investment companies” as that term is defined in Section 12 of the 1940 Act.

•	Invest up to 15% of its net assets in illiquid securities of such entities as limited partnerships and other pooled investment vehicles such as hedge funds.

•	Make short sales of securities (borrow and sell securities not owned by the Fund), either to realize appreciation when a security that the Fund does not own declines in value or as a hedge against potential declines in the value of a Fund security.

•	Invest in publicly traded partnerships, including publicly traded partnerships that invest principally in commodities or commodities-linked derivatives.

The fund may use various investment strategies such as hedging and other related transactions. For example, the fund may use derivative instruments (such as options, futures and swaps) for hedging purposes, including hedging various market risks and managing the effective maturity or duration of debt instruments held by the fund. In addition, these strategies may be used to gain exposure to a particular securities market. The fund also may purchase and sell commodities and may enter into swap contracts and other commodity-linked derivative instruments including those linked to physical commodities.

Because of uncertainties under federal tax laws as to whether income from commodity-linked derivative instruments would constitute “qualifying income” to a regulated investment company, the fund is not permitted to invest in such instruments unless the subadviser obtains prior written approval from the fund’s Chief Compliance Officer. See “Additional Information Concerning Taxes” in the SAI.

Asset allocation management

Subject to the limitations described above, the fund may at any time invest any percentage of its assets in any of the different investments described above. The subadviser may from time to time adjust the percentage of assets invested in any specific investment held by the fund. Such adjustments may be made, for example, to increase or decrease the fund’s holdings of particular asset classes, to adjust fund quality or the duration of fixed-income securities or to increase or reduce the percent of the fund’s assets subject to the management of a particular underlying fund’s subadviser. In addition, changes may be made to reflect fundamental changes in the investment environment.

Temporary defensive investing

The fund may invest up to 100% of its assets in cash or money market instruments for the purpose of:

•	meeting redemption requests,

•	making other anticipated cash payments, or

•	protecting the fund in the event the subadviser determines that market or economic conditions warrant a defensive posture.

To the extent the fund is in a defensive position, its ability to achieve its investment objective will be limited.

Risks of investing in the funds of funds

Below are descriptions of the factors that may play a role in shaping the funds overall risk profile. The descriptions appear in alphabetical order, not in order of importance. For further details about fund risks, including additional risk factors that are not discussed in this prospectus because they are not considered primary factors, see the funds’ SAI.

Derivatives risk

The fund’s use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

Exchange traded funds (“ETFs”) risk

These are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. A Fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees which increase their costs.

Fund of funds risk

A fund’s ability to achieve its investment objective will depend largely on the ability of the subadviser to select the appropriate mix of underlying funds. In addition, achieving the fund’s objective will depend on the performance of the underlying funds which depends on the underlying funds’ ability to meet their investment objectives. There can be no assurance that either the fund or the underlying funds will achieve their investment objectives. A fund is subject to the same risks as the underlying funds in which it invests. The fund invests in underlying funds that invest in fixed-income securities (including in some cases high yield securities) and equity securities, including foreign securities, and engage in hedging and other strategic transactions. To the extent a fund invests in these securities directly or engages in hedging and other strategic transactions, the fund will be subject to the same risks. As a fund’s asset

John Hancock Fund of Funds Portfolios – Fund summary

8

mix becomes more conservative, the fund becomes more susceptible to risks associated with fixed-income securities.

Investment company securities risk

Each fund may invest in securities of other investment companies. The total return on such investments will be reduced by the operating expenses and fees of such other investment companies, including advisory fees. Investments in closed end funds may involve the payment of substantial premiums above the value of such investment companies’ portfolio securities. See “Risk Factors Fund of Funds Risk” in the SAI for further information regarding investments in other investment companies.

Short sales risk

The funds may make short sales of securities. This means a fund may sell a security that it does not own in anticipation of a decline in the market value of the security. A fund generally borrows the security to deliver to the buyer in a short sale. The fund must then buy the security at its market price when the borrowed security must be returned to the lender. Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security. A fund may also make short sales “against the box.” In a short sale against the box, at the time of sale, the fund owns or has the right to acquire the identical security, or one equivalent in kind or amount, at no additional cost.

Until a fund closes its short position or replaces a borrowed security, a fund will (i) segregate with its custodian cash or other liquid assets at such a level that the amount segregated plus the amount deposited with the lender as collateral will equal the current market value of the security sold short or (ii) otherwise cover its short position.

Risks of investing in the
underlying funds

By owning shares of underlying funds, each of the funds indirectly invests, to varying degrees, in equity securities of U.S. companies, including small and medium size companies and in fixed-income securities. Many of the underlying funds also invest in foreign securities. In addition, most of the underlying funds may invest in derivatives. To the extent that a fund invests directly in these securities or investments, the fund will be subject to the same risks. In this section, an underlying fund is referred to as a fund.

Credit and counterparty risk

This is the risk that the issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter (“OTC”) derivatives contract, see “Hedging, Derivatives and Other Strategic Transactions Risk,” or a borrower of a fund’s securities, will be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. Credit risk associated with investments in fixed-income securities relates to the ability of the issuer to make scheduled payments of principal and interest on an obligation. The funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit ratings downgraded or will default, potentially reducing the fund’s share price and income level. Nearly all fixed-income securities are subject to some credit risk, which may vary depending upon whether the issuers of the securities are corporations or domestic or foreign governments or their sub-divisions or instrumentalities. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, corporation or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (Freddie Mac), Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations, and their fixed income securities, including asset-backed and mortgage-backed securities, are neither guaranteed nor insured by the U.S. government. As a result, these securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). When a fixed-income security is not rated, a subadviser may have to assess the risk of the security itself. Asset-backed securities, whose principal and interest payments are supported by pools of other assets, such as credit card receivables and automobile loans, are subject to further risks, including the risk that the obligors of the underlying assets default on payment of those assets.

Funds that invest in below investment-grade securities (also called junk bonds), which are fixed-income securities rated lower than “Baa” by Moody’s or “BBB” by Standard & Poor’s (“S&P”), or determined by a subadviser to be of comparable quality to securities so rated, are subject to increased credit risk. The sovereign debt of many foreign governments, including their sub-divisions and instrumentalities, falls into this category. Below investment-grade securities offer the potential for higher investment returns than higher-rated securities, but they carry greater credit risk: their issuers’ continuing ability to meet principal and interest payments is considered speculative and they are more susceptible to real or perceived adverse economic and competitive industry conditions and may be less liquid than higher-rated securities.

In addition, a fund is exposed to credit risk to the extent it makes use of OTC derivatives (such as forward foreign currency contracts and/or swap contracts) and engages to a significant extent in the lending of Fund securities or the use of repurchase agreements. OTC derivatives transactions can only be closed out with the other party to the transaction. If the counterparty defaults, a Fund will have contractual remedies, but there is no assurance that the counterparty will be able to meet its contractual obligations or that, in the event of default, a Fund will succeed in enforcing them. A fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While a subadviser intends to monitor the creditworthiness of contract counterparties, there can be no assurance that the counterparty will be in a position to meet its obligations, especially during unusually adverse market conditions.

Equity securities risk

Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a fund investing in equities. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a fund could decline if the financial condition of the companies the funds are invested in decline or if overall market and economic conditions deteriorate. Even funds that invest in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller

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companies and may be able to react less quickly to changes in the marketplace.

The funds may maintain substantial exposure to equities and generally do not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the funds to unpredictable declines in the value of their investments, as well as periods of poor performance.

Value investing risk. Certain equity securities (generally referred to as “value securities”) are purchased primarily because they are selling at prices below what a subadviser believes to be their fundamental value and not necessarily because the issuing companies are expected to experience significant earnings growth. The funds bear the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be perceived by the subadvisers to be under-priced or that the market may never come to recognize their fundamental value. A value stock may not increase in price, as anticipated by the subadviser investing in such securities, if other investors fail to recognize the company’s value and bid up the price or invest in markets favoring faster growing companies. A fund’s strategy of investing in value stocks also carries the risk that in certain markets value stocks will underperform growth stocks.

Growth investing risk. Certain equity securities (generally referred to as “growth securities”) are purchased primarily because a subadviser believes that these securities will experience relatively rapid earnings growth. Growth securities typically trade at higher multiples of current earnings than other securities. Growth securities are often more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. At times when it appears that these expectations may not be met, growth stock prices typically fall.

Fixed-income securities risk

Fixed income securities are generally subject to two principal types of risks: (a) interest rate risk and (b) credit quality risk.

Interest rate risk. Fixed income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed income securities generally can be expected to decline. The longer the duration or maturity of a fixed-income security, the more susceptible it is to interest rate risk.

Credit quality risk. Fixed income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed income security deteriorates after a fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund’s investments. Funds that may invest in lower rated fixed income securities commonly referred to as “junk” securities are riskier than funds that may invest in higher rated fixed income securities. Additional information on the risks of investing in investment grade fixed income securities in the lowest rating category and lower rated fixed income securities is set forth below.

Investment grade fixed income securities in the lowest rating category risk. Investment grade fixed income securities in the lowest rating category (rated “Baa” by Moody’s or “BBB” by S&P’s and comparable unrated securities) involve a higher degree of risk than fixed income securities in the higher rating categories. While such securities are considered investment grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities.

Lower rated fixed income securities risk and high yield securities risk. Lower rated fixed income securities are defined as securities rated below investment grade (rated “Ba” and below by Moody’s and “BB” and below by S&P) (also called junk bonds). The general risks of investing in these securities are as follows:

•	Risk to principal and income. Investing in lower rated fixed income securities is considered speculative. While these securities generally provide greater income potential than investments in higher rated securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt.

•	Price volatility. The price of lower rated fixed income securities may be more volatile than securities in the higher rating categories. This volatility may increase during periods of economic uncertainty or change. The price of these securities is affected more than higher rated fixed income securities by the market’s perception of their credit quality, especially during times of adverse publicity. In the past, economic downturns or an increase in interest rates have, at times, caused more defaults by issuers of these securities and may do so in the future. Economic downturns and increases in interest rates have an even greater affect on highly leveraged issuers of these securities.

•	Liquidity. The market for lower rated fixed income securities may have more limited trading than the market for investment grade fixed income securities. Therefore, it may be more difficult to sell these securities and these securities may have to be sold at prices below their market value in order to meet redemption requests or to respond to changes in market conditions.

•	Dependence on subadviser’s own credit analysis. While a subadviser may rely on ratings by established credit rating agencies, it will also supplement such ratings with its own independent review of the credit quality of the issuer. Therefore, the assessment of the credit risk of lower rated fixed income securities is more dependent on the subadviser’s evaluation than the assessment of the credit risk of higher rated securities.

Additional Risks Regarding Lower Rated Corporate Fixed Income Securities. Lower rated corporate debt securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated corporate fixed income securities. Issuers of lower rated corporate debt securities may also be highly leveraged, increasing the risk that principal and income will not be repaid.

Additional Risks Regarding Lower Rated Foreign Government Fixed Income Securities. Lower rated foreign government fixed income securities are subject to the risks of investing in emerging market countries described under “Foreign Securities Risk.” In addition, the ability and willingness of a foreign government to make payments on debt when due may be affected by the prevailing economic and political conditions within the country. Emerging market countries may experience high inflation, interest rates and unemployment as well as exchange rate trade difficulties and political uncertainty or instability. These factors increase the risk that a foreign government will not make payments when due.

Prepayment of principal. Many types of debt securities, including floating rate loans, are subject to prepayment risk. Prepayment risk occurs when the issuer of a security can repay principal prior to the security’s maturity. Securities subject to prepayment risk can offer less potential for gains when the credit quality of the issuer improves.

Foreign securities risk

Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, as the value of foreign securities may change more rapidly and

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extremely than the value of U.S. securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities. Also, for lesser developed countries, nationalization, expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), political changes or diplomatic developments could adversely affect a fund’s investments. In the event of nationalization, expropriation or other confiscation, a fund could lose its entire investment in a foreign security. All funds that invest in foreign securities are subject to these risks. Some of the foreign risks are also applicable to the other funds because they may invest a material portion of their assets in securities of foreign issuers traded in the U.S. In addition, funds that invest a significant portion of their assets in the securities of issuers based in countries with “emerging market” economies are subject to greater levels of foreign investment risk than funds investing primarily in more developed foreign markets, since emerging market securities may present market, credit, currency, liquidity, legal, political and other risks greater than, or in addition to, risks of investing in developed foreign countries. These risks include: high currency exchange rate fluctuations; increased risk of default (including both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on a fund’s ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be newly organized and may be smaller and less seasoned; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions; difficulties in obtaining and/or enforcing legal judgments in foreign jurisdictions; and significantly smaller market capitalizations of emerging market issuers.

Currency risk. Currency risk is the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active investment position, will decline in value relative to the U.S. dollar and, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, and intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. Certain funds may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, the fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. Certain funds may also take active currency positions and may cross-hedge currency exposure represented by their securities into another foreign currency. This may result in a fund’s currency exposure being substantially different than that suggested by its securities investments. All funds with foreign currency holdings and/or that invest or trade in securities denominated in foreign currencies or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Derivative foreign currency transactions (such as futures, forwards and swaps) may also involve leveraging risk, in addition to currency risk. Leverage may disproportionately increase a fund’s portfolio losses.

Hedging, derivatives and other strategic transactions risk

The ability of a fund to utilize hedging and other strategic transactions successfully will depend in part on its subadviser’s ability to predict pertinent market movements, and market risk, counterparty risk, credit risk, interest risk, and other risk factors, none of which can be assured. The skills required to successfully utilize hedging and other strategic transactions are different from those needed to select a fund’s securities. Even if the subadviser only uses hedging and other strategic transactions in a fund primarily for hedging purposes or to gain exposure to a particular securities market, if the transaction is not successful it could result in a significant loss to a fund. These transactions may also increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risks assumed, thereby magnifying the impact of any resulting gain or loss. For example, the potential loss from the use of futures can exceed a fund’s initial investment in such contracts. In addition, these transactions could result in a loss to a fund if the counterparty to the transaction does not perform as promised.

A fund may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates or indexes. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities and related indexes. Funds may use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets. Funds also may use derivatives as a way to adjust efficiently the exposure of the funds to various securities, markets and currencies without the Funds actually having to sell existing investments and make new investments. This generally will be done when the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of fund assets and making new investments over time. For a description of the various derivative instruments the funds may utilize, refer to the SAI.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of derivative instruments exposes a fund to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the transaction with the counterparty or may obtain the other party’s consent to assign the transaction to a third party. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the fund will succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, the fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the fund when the fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The fund, therefore, assumes the risk that it may be unable to obtain payments

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owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While a subadviser intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during unusually adverse market conditions. To the extent a funds contracts with a limited number of counterparties, the fund’s risk will be concentrated and events that affect the creditworthiness of any of those counterparties may have a pronounced effect on the fund. Derivatives also are subject to a number of risks described elsewhere in this section, including market risk and liquidity risk. Since the value of derivatives is calculated and derived from the value of other assets, instruments or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets rates, or indexes they are designed to hedge or closely track. Suitable derivative transactions may not be available in all circumstances. In addition, a subadviser may determine not to use derivatives to hedge or otherwise reduce risk exposure.

The ability of a fund to utilize hedging and other strategic transactions successfully will depend in part on its subadviser’s ability to predict pertinent market movements, which cannot be assured. The skills required to successfully utilize hedging and other strategic transactions are different from those needed to select a fund’s portfolio securities. If the transaction is not successful it could result in a loss to the fund. These transactions may also increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risks assumed. The potential loss from the use of futures can exceed a fund’s initial investment in such contracts. In addition, these transactions could result in a loss to the fund if the counterparty to the transaction does not perform as promised. A detailed discussion of various hedging and other strategic transactions, including applicable regulations of the Commodity Futures Trading Commission and the requirement to segregate assets with respect to these transactions, appears in the SAI. To the extent a Portfolio utilizes hedging and other strategic transactions it will be subject to the same risks.

Issuer risk

An issuer of a security purchased by a Fund may perform poorly, and, therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Liquidity risk

A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the fund’s ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve investments in securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Exposure to liquidity risk may be heightened for funds which invest in emerging markets and related derivatives that are not widely traded and that may be subject to purchase and sale restrictions.

Management risk

A fund is subject to management risk because it relies on the subadviser’s ability to pursue its objective. The subadviser will apply investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that these will produce the desired results. The subadviser may fail to use derivatives effectively, for example, choosing to hedge or not to hedge positions precisely when it is least advantageous to do so. Funds generally do not attempt to time the market and instead generally stay fully invested in the relevant asset class, such as domestic equities or foreign equities. Notwithstanding its benchmark, a fund may buy securities not included in its benchmark or hold securities in very different proportions than its benchmark. To the extent a fund invests in those securities, its performance depends on the ability of the subadviser to choose securities that perform better than securities that are included in the benchmark.

Medium and small company risk

Market risk and liquidity risk may be pronounced for securities of companies with medium sized market capitalizations and are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets, or financial resources or they may depend on a few key employees. The securities of companies with medium and smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities and their value may fluctuate more sharply than those securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Investments in less seasoned companies with medium and smaller market capitalizations may present greater opportunities for growth and capital appreciation, but also involve greater risks than customarily are associated with more established companies with larger market capitalizations. These risks apply to each fund that invests in the securities of companies with smaller market capitalizations, each of which primarily makes investments in companies with smaller or medium sized market capitalizations.

Short sales risk

The funds may make short sales of securities. This means a fund may sell a security that it does not own in anticipation of a decline in the market value of the security. A fund generally borrows the security to deliver to the buyer in a short sale. The fund must then buy the security at its market price when the borrowed security must be returned to the lender. Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security. A fund may also make short sales “against the box.” In a short sale against the box, at the time of sale, the fund owns or has the right to acquire the identical security, or one equivalent in kind or amount, at no additional cost.

Until a fund closes its short position or replaces a borrowed security, a fund will (i) segregate with its custodian cash or other liquid assets at such a level that the amount segregated plus the amount deposited with the lender as collateral will equal the current market value of the security sold short or (ii) otherwise cover its short position.

These investment strategies and securities are described further in the SAI.

Who’s who

Below are the names of the various entities involved with the funds’ investment and business operations, along with brief descriptions of the role each entity performs.

Trustees

Oversee the funds’ business activities and retain the services of the various firms that carry out the fund’s operations. The Board of Trustees can change the funds’ investment strategies without shareholder approval.

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Investment adviser

Manages the funds’ business and investment activities.

John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

The adviser administers the business and affairs of the funds and retains and compensates an investment subadviser to manage the assets of the funds. As of December 31, 2007, the adviser and its affiliates had total assets under management of approximately $59 billion.

The adviser does not itself manage any of the funds’ portfolio assets but has ultimate responsibility to oversee the subadviser. In this connection, the adviser: (i) monitors the compliance of the subadviser with the investment objectives and related policies of the fund, (ii) reviews the performance of the subadviser, and (iii) reports periodically on such performance to the Board of Trustees.

The funds rely on an order from the SEC permitting the adviser, subject to Board approval, to appoint a subadviser or change the terms of a subadvisory agreement without obtaining shareholder approval. The funds, therefore, are able to change subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. This order does not, however, permit the adviser to appoint a subadviser that is an affiliate of the adviser or the funds (other than by reason of serving as a subadviser to a fund) or to change a subadvisory fee of a subadviser without the approval of the shareholders.

Management fee

Each fund pays the adviser a management fee for its services to the fund.

Advisory fee

	First	Excess Over
	$500 million	$500 million
	of aggregate	of aggregate
Fund	net assets	net assets

American Fundamental Holdings[1]	0.050%	0.040%

1 For purposes of determining Aggregate Net Assets, the net assets of the American Fundamental Holdings Trust, American Global Diversification Trust and the American Diversified Growth and Income Trust, each as a series of John Hancock Trust (JHT), and the American Fundamental Holdings Fund, American Global Diversification Fund and the American Diversified Growth and Income Fund, each as a series of JHFII, are included.

American Global Diversification[1]	0.050%	0.040%

1 For purposes of determining Aggregate Net Assets, the net assets of the American Fundamental Holdings Trust, American Global Diversification Trust and the American Diversified Growth and Income Trust, each as a series of John Hancock Trust (JHT), and the American Fundamental Holdings Fund, American Global Diversification Fund and the American Diversified Growth and Income Fund, each as a series of JHFII, are included.

American Diversified Growth & Income[1]	0.050%	0.040%

1 For purposes of determining Aggregate Net Assets, the net assets of the American Fundamental Holdings Trust, American Global Diversification Trust and the American Diversified Growth and Income Trust, each as a series of John Hancock Trust (JHT), and the American Fundamental Holdings Fund, American Global Diversification Fund and the American Diversified Growth and Income Fund, each as a series of JHFII, are included.

Out of these fees, the investment adviser in turn paid the fees of the subadviser and certain other service providers.

The basis for Trustees’ approval of these fees, and of the investment advisory agreement overall, is discussed in the funds’ June 30, 2008 semiannual report.

Subadviser

Handles the funds’ day-to-day fund management.

MFC Global Investment Management (U.S.A.), Limited
200 Bloor Street East
Toronto, Ontario, Canada M4W 1E5

•	provides investment advisory services to individual and institutional investors and is a wholly owned subsidiary of Manulife Financial Corporation

•	as of December 31, 2007, it and its affiliates had total assets under management of approximately $217 billion

•	supervised by the adviser, John Hancock Investment Management Services, LLC

Portfolio Manager

Below are brief biographical profiles of the funds’ investment managers. For more about these individuals, including information about their compensation, other accounts they manage and any investments they may have in a fund, see the SAI.

Steve Orlich

•	portfolio manager since inception

•	joined MFC Global Investment Management (U.S.A.) Limited in 1998

•	Vice President and Senior Portfolio Manager, Asset Allocation.

Scott Warlow

•	portfolio manager since 2007

•	joined MFC Global Investment Management (U.S.A.) Limited in 2002

•	Assistant Vice President and Portfolio Manager, Asset Allocation Portfolios

Custodian

Holds the funds’ assets, settles all portfolio trades and collects most of the valuation data required for calculating each fund’s net asset value (NAV).

State Street Bank & Trust Company
2 Avenue de Lafayette
Boston, MA 02111

Principal distributor

Markets the funds and distributes shares through selling brokers, financial planners and other financial representatives.

John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

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Financial highlights

This section normally details financial information about the funds. Because Class 1 shares of the fund has not yet commenced operations, there are no financial highlights to report for these share classes.

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 Your account

Who can buy shares

Class 1 shares are sold only to certain exempt separate accounts of John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York (John Hancock Insurance Companies) that fund exempt group annuity contracts issued by these insurance companies to qualified retirement plans.

Class cost structure

The Class 1 shares of the funds are sold without any front-end or deferred sales charges. Class 1 has a Rule 12b-1 plan that allows it to pay fees for the sale and distribution of its shares and for shareholder and administrative services.

Class 1

•	Distribution and service (12b-1) fees of [0.05%.].

•	The performance and expenses information included in this prospectus does not reflect fees and expenses of any group annuity contract that may use the funds as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.

12b-1 fees

Rule 12b-1 fees will be paid to the funds’ distributor, John Hancock Funds, LLC, and may be used by the distributor for expenses relating to the distribution of, and shareholder or administrative services for holders of, the shares of the class and for the payment of “service fees” that come within Rule 2830(d)(5) of the Conduct Rules of the Financial Industry Regulatory Authority (FINRA) (formerly the National Association of Securities Dealers, Inc.)

Because 12b-1 fees are paid out of the fund assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than other types of sales charges.

Other classes of shares of the fund, which have their own expense structure, may be offered in separate prospectuses.

Your broker dealer or agent may charge you a fee to effect transactions in fund shares.

Additional payments to financial intermediaries

Shares of the funds are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners and retirement plan administrators. These firms may be compensated for selling shares of the fund in two principal ways:

•	directly, by the payment of sales commissions, if any; and

•	indirectly, as a result of the funds paying Rule 12b-1 fees.

Certain firms may request, and the distributor may agree to make, payments in addition to sales commissions and Rule 12b-1 fees out of the distributor’s own resources. These additional payments are sometimes referred to as revenue sharing. These payments assist in the distributor’s efforts to promote the sale of fund shares. The distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation and the amount of compensation varies. These payments could be significant to a firm. The distributor determines which firms to support and the extent of the payments it is willing to make. The distributor generally chooses to compensate firms that have a strong capability to distribute shares of the funds and that are willing to cooperate with the distributor’s promotional efforts.

The distributor hopes to benefit from revenue sharing by increasing the funds’ net assets, which, as well as benefiting the fund, would result in additional management and other fees for the adviser and its affiliates. In consideration for revenue sharing, a firm may feature the funds in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the distributor’s marketing efforts by allowing the distributor or its affiliates to participate in conferences, seminars or other programs attended by the intermediary’s sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients who have invested in the fund, the intermediary may earn a profit on these payments. Revenue sharing payments may provide your firm with an incentive to favor the funds.

The SAI discusses the distributor’s revenue sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus.

You can ask your firm about any payments it receives from the distributor or the funds, as well as about fees and/or commissions it charges.

The distributor, adviser and their affiliates may have other relationships with your firm relating to the provisions of services to the funds, such as providing omnibus account services, transaction processing services or effecting fund transactions for the fund. If your intermediary provides these services, the adviser or the funds may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the adviser or its affiliates that are not related to the funds.

Broker compensation and revenue
sharing arrangements

The John Hancock Insurance Companies and certain of their separate accounts that are exempt from SEC registration may use Class 1 shares of JHF II as an underlying investment medium for exempt group annuity contracts (Group Contracts) issued to certain qualified retirement plans (the Plans). John Hancock Insurance Companies and their affiliates pay compensation to broker-dealers and insurance agents for the sale of the Group Contracts and also pay compensation to third party administrators (TPAs) for the services they provide in connection with the administration of the Plans. To the extent the Insurance Companies and their affiliates pay additional compensation to, and enter into revenue sharing arrangements with, certain broker-dealers, agents or TPA’s, JHF II understands that the John Hancock Insurance Companies disclose such compensation and arrangements to the Plans. The Trust also understands that, in the case of Group Contracts issued by John Hancock Insurance Companies, any such compensation or amounts paid under revenue sharing arrangements may be derived, in whole or in part, through 12b-1 distribution fees or through the adviser’s profit on the advisory fee.

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Transaction policies

Valuation of shares

The net asset value (NAV) per share for each fund and share class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 p.m., Eastern Time). The NAV for each fund is calculated based upon the NAVs of the underlying funds and other investments in which it invests. A prospectus for the underlying funds explains the circumstances under which those underlying funds use fair-value pricing and the effects of doing so.

Buy and sell prices

When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable deferred sales charges.

Execution of requests

The fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated.

In unusual circumstances, the fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Excessive trading

The funds are intended for long-term investment purposes only and do not knowingly accept shareholders who engage in market timing or other types of excessive short-term trading. Short-term trading into and out of a fund can disrupt investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and
exchange orders

Purchases and exchanges should be made primarily for investment purposes. JHF II reserves the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder’s financial intermediary. For example, a fund may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific “Limitation on exchange activity” described below if the fund or its agents determine that accepting the order could interfere with the efficient management of a fund’s underlying funds or otherwise not be in the fund’s best interest in light of unusual trading activity related to your account. In the event that a fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. Each fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the fund’s judgment, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the funds’ NAV at the conclusion of the delay period. Each fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies

The Board of Trustees has adopted the following policies and procedures by which the funds, subject to the limitations described below, take steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity

Each fund, through its agents, undertakes to use its best efforts to exercise the fund’s right to restrict, reject or cancel purchase and exchange orders, as described above, if an account holder, who purchases or exchanges into a fund account in an amount of $5,000 or more, exchanges $1,000 or more out of that fund account within 30 calendar days on three occasions during any 12-month period. Nothing in this paragraph limits the right of a fund to refuse any purchase or exchange order, as discussed above under “Right to reject or restrict purchase and exchange orders.”

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the fund believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to each fund’s ability to monitor exchange activity, as discussed under “Limitation on the ability to detect and curtail excessive trading practices” below. Depending upon the composition of a fund’s shareholder accounts and in light of the limitations on the ability of the fund to detect and curtail excessive trading practices, a significant percentage of a fund’s shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, a fund considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail
excessive trading practices

Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection and, despite the efforts of the funds to prevent excessive trading, there is no guarantee that the fund or its agent will be able to identify such shareholders or curtail their trading practices. The ability of a fund and its agent to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the fund will not always be able to detect frequent trading activity, investors should not assume that the fund will be able to detect or prevent all frequent trading or other practices that disadvantage a fund. For example, the ability of a fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of a fund’s underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of a fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to

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aggregate its clients’ transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund.

Excessive trading risk

To the extent that a fund or its agent is unable to curtail excessive trading practices in a fund, these practices may interfere with the efficient management of the fund and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in fund transactions. Increased fund transactions and use of the line of credit would correspondingly increase a fund’s operating costs and decrease a fund’s investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

•	A fund that invests a significant portion of its assets in small- or mid capitalization stocks or securities in particular industries that may trade infrequently or are fair valued as discussed under “Valuation of shares.” These types of securities entail a greater risk of excessive trading, as investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

•	A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

•	A fund that invests a significant portion of its assets in below investment grade (junk) bonds, that may trade infrequently or are fair valued as discussed under “Valuation of shares,” entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities.

Any frequent trading strategies may interfere with efficient management of a fund. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information

JHF II is required by law to obtain information for verifying an account holder’s identity. For example, an individual will be required to supply name, address, date of birth and Social Security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, JHF II may close your account, redeem your shares at the next NAV minus any applicable sales charges and take any other steps that it deems reasonable.

Certificated shares

The funds do not issue share certificates. Shares are electronically recorded.

Sales in advance of purchase payments

When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

Dividends and account policies

Account statements

Each fund will provide account statements and other account information to shareholders as provided in participation agreements with the insurance companies and in John Hancock Retirement Select agreements with qualified retirement plans.

Dividends

Capital gains, if any, are distributed annually, typically after the end of a fund’s fiscal year.

Dividend reinvestments

Most investors have their dividends reinvested in additional shares of the same fund and class. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date.

Alternatively, you may choose to have your dividends and capital gains sent directly to your bank account or a check may be mailed if your combined dividend and capital gains amount is $10 or more. However, if the check is not deliverable or the combined dividend and capital gains amount is less than $10, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested. No front-end sales charge or contingent deferred sales charge will be imposed on shares derived from reinvestment of dividends or capital gains distributions.

Taxability of dividends

For investors who are not exempt from federal income taxes, dividends you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from a fund’s short-term capital gains are taxable as ordinary income. Dividends from a fund’s long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund’s holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January, if applicable, details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Additional Investor services

Disclosure of portfolio holdings

The fund’s policy regarding disclosure of fund holdings can be found in the SAI and the fund holdings information can be found at: www.jhfunds.com.

The holdings of each fund will be posted to the Web site listed above within 30 days after each calendar month end and within 30 days after any material changes are made to the holdings of the Portfolio. The information described above will remain on the Web site until the date the fund files its Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the Web site information is current. Each fund’s Form N-CSR and Form N-Q will contain the fund’s entire portfolio holdings as of the applicable calendar quarter end.

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For more information

Two documents are available with further information on the fund:

Annual/Semiannual Report to shareholders
Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors report (in annual report only).

Statement of Additional Information (SAI)
The SAI contains more detailed information on all aspects of the fund, and includes a summary of the funds policy regarding disclosure of its portfolio holdings, as well as legal and regulatory matters. A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into (and is legally a part of) this prospectus.

To obtain a free copy of these documents
There are several ways you can get a current annual/semiannual report or SAI from John Hancock:

Online: www.jhfunds.com

By mail:	John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510

By phone: 1-800-334-1029

You can also view or obtain copies of these documents through the SEC:

Online: www.sec.gov

By e-mail (duplicating fee required): publicinfo@sec.gov

By mail (duplicating fee required):	Public Reference Section Securities and Exchange Commission Washington, DC 20549-0102

In person: at the SEC’s Public Reference Room in Washington, DC. For access to the Reference Room call 1-202-551-8090

©2008 John Hancock Funds, LLC    590PN  7/08    SEC file number: 811-21779

John Hancock Funds, LLC
MEMBER FINRA
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

JOHN HANCOCK FUNDS II
Statement of Additional Information
July 1, 2008
American Fundamental Holdings Portfolio
American Global Diversification Portfolio
American Diversified Growth & Income Portfolio
This Statement of Additional Information (“SAI”) provides information about the series of John Hancock Funds II (“JHF II”). JHF II consists of funds of funds, which are the American Fundamental Holdings Portfolio, American Global Diversification Portfolio and American Diversified Growth & Income Portfolio (each referred to as a “Portfolio”). Each of the Portfolios is a “fund of funds,” which invests in a number of other affiliated underlying funds of JHF II and may also invest in other funds for which the JHF II’s investment adviser or any of its affiliates serves as investment adviser (each referred to as a “Fund”). The Portfolios may also invest in funds where the adviser is not the same as, or affiliated with, JHF II’s investment adviser (“Nonaffiliated Underlying Funds”) (Collectively, affiliated underlying Funds and Nonaffiliated Underlying Funds are referred to as “Underlying Funds”). The information in this SAI is in addition to the information that is contained in the Portfolios’ prospectuses dated July 1, 2008. Each of the Portfolios is a separate series of JHF II.
This SAI is not a prospectus. It should be read in conjunction with the prospectuses for JHF II. Copies of JHF II’s prospectuses (collectively, the “Prospectus”) can be obtained free of charge by contacting:
John Hancock Signature Services, Inc.
P. O. Box 9510
Portsmouth, NH 03802-9510
1-(800)-225-5291
www.jhfunds.com

ORGANIZATION OF JOHN HANCOCK FUNDS II
JHF II was organized on June 28, 2005 as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts and is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Each of the Portfolios is a series of JHF II.
John Hancock Investment Management Services, LLC (the “Adviser”) is the investment adviser to JHF II and each of the Portfolios. The Adviser is a Delaware limited liability corporation whose principal offices are located at 601 Congress Street, Boston, Massachusetts 02210. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The ultimate controlling parent of the Adviser is Manulife Financial Corporation (“MFC”), a publicly traded company based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.
Manulife Financial is a leading Canadian-based financial services group serving millions of customers in 19 countries and territories worldwide. Operating as Manulife Financial in Canada and Asia, and primarily as John Hancock in the United States, the group offers clients a diverse range of financial protection products and wealth management services through its extensive network of employees, agents and distribution partners. Funds under management by Manulife Financial and its subsidiaries were Cdn$396 billion (US$392 billion) as of December 31, 2007.
MFC trades as “MFC” on the Toronto Stock Exchange, New York Stock Exchange and Philippine Stock Exchange, and under ‘0945’ on the Stock Exchange of Hong Kong. MFC can be found on the Internet at www.manulife.com.
INVESTMENT POLICIES
The principal strategies and risks of investing in each Portfolio are described in the applicable Prospectus. Unless otherwise indicated in the applicable Prospectus or SAI, the investment objective and policies of the Funds and Portfolios may be changed without shareholder approval. Each Fund and Portfolio may invest in the types of instruments described below, unless otherwise indicated in the applicable Prospectus or SAI.
Money Market Instruments
Money market instruments (and other securities as noted under each Fund description) may be purchased for temporary defensive purposes. Certain Underlying Funds may also invest in money market instruments when opportunities for capital growth do not appear attractive.
U.S. Government And Government Agency Obligations
U.S. Government Obligations. U.S. Government obligations are debt securities issued or guaranteed as to principal or interest by the U.S. Treasury. These securities include treasury bills, notes and bonds.
GNMA Obligations. GNMA obligations are mortgage-backed securities guaranteed by the Government National Mortgage Association (the “GNMA”), which guarantee is supported by the full faith and credit of the U.S. Government.
U.S. Agency Obligations. U.S. Government agency obligations are debt securities issued or guaranteed as to principal or interest by an agency or instrumentality of the U.S. Government pursuant to authority granted by Congress. U.S. Government agency obligations include, but are not limited to:
-Student Loan Marketing Association;
-Federal Home Loan Banks (“FHLBs”);
-Federal Intermediate Credit Banks; and
-Federal National Mortgage Association (“Fannie Mae”).
U.S. Instrumentality Obligations. U.S. instrumentality obligations include, but are not limited to, those issued by the Export-Import Bank and Farmers Home Administration.
Some obligations issued or guaranteed by U.S. Government agencies or instrumentalities are supported by the right of the issuer to borrow from the U.S. Treasury or the Federal Reserve Banks, such as those issued by Federal Intermediate

Credit Banks. Others, such as those issued by the Fannie Mae, FHLBs and the Federal Home Loan Mortgage Corporation (“Freddie Mac”) are supported by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality. In addition, other obligations such as those issued by the Student Loan Marketing Association are supported only by the credit of the agency or instrumentality. There are also separately traded interest components of securities issued or guaranteed by the U.S. Treasury.
No assurance can be given that the U.S. Government will provide financial support for the obligations of such U.S. Government-sponsored agencies or instrumentalities in the future, since it is not obligated to do so by law. In this document, “U.S. Government securities” refers not only to securities issued or guaranteed as to principal or interest by the U.S. Treasury but also to securities that are backed only by their own credit and not the full faith and credit of the U.S. Government.
Municipal Obligations
Municipal Bonds. Municipal bonds are issued to obtain funding for various public purposes including the construction of a wide range of public facilities such as airports, highways, bridges, schools, hospitals, housing, mass transportation, streets and water and sewer works. Other public purposes for which municipal bonds may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to lend to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds for many types of local, privately operated facilities. Such debt instruments are considered municipal obligations if the interest paid on them is exempt from federal income tax. The payment of principal and interest by issuers of certain obligations purchased may be guaranteed by a letter of credit, note repurchase agreement, insurance or other credit facility agreement offered by a bank or other financial institution. Such guarantees and the creditworthiness of guarantors will be considered by the subadviser in determining whether a municipal obligation meets investment quality requirements. No assurance can be given that a municipality or guarantor will be able to satisfy the payment of principal or interest on a municipal obligation.
Municipal Notes. Municipal notes are short-term obligations of municipalities, generally with a maturity ranging from six months to three years. The principal types of such notes include tax, bond and revenue anticipation notes and project notes.
Municipal Commercial Paper. Municipal commercial paper is a short-term obligation of a municipality, generally issued at a discount with a maturity of less than one year. Such paper is likely to be issued to meet seasonal working capital needs of a municipality or interim construction financing. Municipal commercial paper is backed in many cases by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks and other institutions.
Federal tax legislation enacted in the 1980s placed substantial new restrictions on the issuance of the bonds described above and in some cases eliminated the ability of state or local governments to issue municipal obligations for some of the above purposes. Such restrictions do not affect the federal income tax treatment of municipal obligations issued prior to the effective dates of the provisions imposing such restrictions. The effect of these restrictions may be to reduce the volume of newly issued municipal obligations.
Issuers of municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that as a result of litigation or other conditions the power or ability of any one or more issuers to pay when due the principal of and interest on their municipal obligations may be affected.
The yields of municipal bonds depend upon, among other things, general money market conditions, general conditions of the municipal bond market, size of a particular offering, the maturity of the obligation and rating of the issue. The ratings of Standard & Poor’s (“S&P”) Moody’s Investors Service, Inc. (“Moody’s”) and Fitch Investors Service (“Fitch”) represent their respective opinions on the quality of the municipal bonds they undertake to rate. It should be emphasized, however, that ratings are general and not absolute standards of quality. Consequently, municipal bonds with the same maturity, coupon and rating may have different yields and municipal bonds of the same maturity and coupon with different ratings may have the same yield. See Appendix A for a description of ratings. Many issuers of securities choose not to have their obligations rated. Although unrated securities eligible for purchase must be determined to be comparable in quality to securities having certain specified ratings, the market for unrated securities may not be as broad as for rated securities since many investors rely on rating organizations for credit appraisal.
Canadian and Provincial Government and Crown Agency Obligations
Canadian Government Obligations. Canadian Government obligations are debt securities issued or guaranteed as to principal or interest by the Government of Canada pursuant to authority granted by the Parliament of Canada and approved by the Governor in Council, where necessary. These securities include treasury bills, notes, bonds, debentures and marketable Government of Canada loans.
Canadian Crown Obligations. Canadian Crown agency obligations are debt securities issued or guaranteed by a Crown corporation, company or agency (“Crown Agencies”) pursuant to authority granted by the Parliament of Canada and approved by the Governor in Council, where necessary. Certain Crown Agencies are by statute agents of Her Majesty in right of Canada, and their obligations, when properly authorized, constitute direct obligations of the Government of Canada. These obligations include, but are not limited to, those issued or guaranteed by the:
-Export Development Corporation;
-Farm Credit Corporation;
-Federal Business Development Bank; and
-Canada Post Corporation.
In addition, certain Crown Agencies that are not, by law, agents of Her Majesty may issue obligations that, by statute, the Governor in Council may authorize the Minister of Finance to guarantee on behalf of the Government of Canada. Other Crown Agencies that are not, by law, agents of Her Majesty may issue or guarantee obligations not entitled to be guaranteed by the Government of Canada. No assurance can be given that the Government of Canada will support the obligations of Crown Agencies that are not agents of Her Majesty, which it has not guaranteed, since it is not obligated to do so by law.
Provincial Government Obligations. Provincial Government obligations are debt securities issued or guaranteed as to principal or interest by the government of any province of Canada pursuant to authority granted by the provincial Legislature and approved by the Lieutenant Governor in Council of such province, where necessary. These securities include treasury bills, notes, bonds and debentures.
Provincial Crown Agency Obligations. Provincial Crown Agency obligations are debt securities issued or guaranteed by a provincial Crown corporation, company or agency (“Provincial Crown Agencies”) pursuant to authority granted by the provincial Legislature and approved by the Lieutenant Governor in Council of such province, where necessary. Certain Provincial Crown Agencies are by statute agents of Her Majesty in right of a particular province of Canada, and their obligations, when properly authorized, constitute direct obligations of such province. Other Provincial Crown Agencies which are not by law agents of Her Majesty in right of a particular province of Canada may issue obligations which by statute the Lieutenant Governor in Council of such province may guarantee, or may authorize the Treasurer thereof to guarantee, on behalf of the government of such province. Finally, other Provincial Crown Agencies that are not, by law, agencies of Her Majesty may issue or guarantee obligations not entitled to be guaranteed by a provincial government. No assurance can be given that the government of any province of Canada will support the obligations of Provincial Crown Agencies that are not agents of Her Majesty and that it has not guaranteed, as it is not obligated to do so by law. Provincial Crown Agency obligations described above include, but are not limited to, those issued or guaranteed by a:
-provincial railway corporation;
-provincial hydroelectric or power commission or authority;
-provincial municipal financing corporation or agency; and
-provincial telephone commission or authority.
Any Canadian obligation acquired will be payable in U.S. dollars.
Certificates Of Deposit, Time Deposits And Bankers’ Acceptances
Certificates of Deposit. Certificates of deposit are certificates issued against funds deposited in a bank or a savings and loan. They are issued for a definite period of time and earn a specified rate of return.

Time Deposits. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates.
Bankers’ Acceptances. Bankers’ acceptances are short-term credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer. These instruments reflect the obligations both of the bank and of the drawer to pay the face amount of the instrument upon maturity. They are primarily used to finance the import, export, transfer or storage of goods. They are “accepted” when a bank guarantees their payment at maturity.
These obligations are not insured by the Federal Deposit Insurance Corporation.
Commercial Paper
Commercial paper consists of unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is issued in bearer form with maturities generally not exceeding nine months. Commercial paper obligations may include variable amount master demand notes.
Variable Amount Master Demand Notes. Variable amount master demand notes are obligations that permit the investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements between a fund, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. The investing (i.e., “lending”) fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may prepay up to the full amount of the note without penalty. Because variable amount master demand notes are direct lending arrangements between the lender and borrower, it is not generally contemplated that such instruments will be traded. There is no secondary market for these notes, although they are redeemable (and thus immediately repayable by the borrower) at face value, plus accrued interest, at any time.
A subadviser will only invest in variable amount master demand notes issued by companies which, at the date of investment, have an outstanding debt issue rated “Aaa” or “Aa” by Moody’s or “AAA” or “AA” by S&P and which the applicable subadviser has determined present minimal risk of loss. A subadviser will look generally at the financial strength of the issuing company as “backing” for the note and not to any security interest or supplemental source, such as a bank letter of credit. A variable amount master demand note will be valued on each day a net asset value (“NAV”) is determined. The NAV will generally be equal to the face value of the note plus accrued interest unless the financial position of the issuer is such that its ability to repay the note when due is in question.
Corporate Obligations
Corporate obligations are bonds and notes issued by corporations to finance long-term credit needs.
Repurchase Agreements
Repurchase agreements are arrangements involving the purchase of an obligation and the simultaneous agreement to resell the same obligation on demand or at a specified future date and at an agreed upon price. A repurchase agreement can be viewed as a loan made by a fund to the seller of the obligation with such obligation serving as collateral for the seller’s agreement to repay the amount borrowed with interest. Repurchase agreements permit the opportunity to earn a return on cash that is only temporarily available. Repurchase agreements may be entered with banks, brokers or dealers. However, a repurchase agreement will only be entered with a broker or dealer if the broker or dealer agrees to deposit additional collateral should the value of the obligation purchased decrease below the resale price.
Generally, repurchase agreements are of a short duration, often less than one week but on occasion for longer periods. Securities subject to repurchase agreements will be valued every business day and additional collateral will be requested if necessary so that the value of the collateral is at least equal to the value of the repurchase obligation, including the interest accrued thereon.
A subadviser shall engage in a repurchase agreement transaction only with those banks or broker/dealers who meet the subadviser’s quantitative and qualitative criteria regarding creditworthiness, asset size and collateralization requirements. The Adviser also may engage in repurchase agreement transactions. The counterparties to a repurchase agreement transaction are limited to a:

-Federal Reserve System member bank;
-primary government securities dealer reporting to the Federal Reserve Bank of New York’s Market Reports Division; or
-broker/dealer, which reports U.S. Government securities positions to the Federal Reserve Board.
A Fund may also participate in repurchase agreement transactions utilizing the settlement services of clearing firms that meet applicable Adviser and/or subadviser creditworthiness requirements.
The Adviser and the subadvisers will continuously monitor the respective transaction to ensure that the collateral held with respect to a repurchase agreement equals or exceeds the amount of the respective obligation.
The risk of a repurchase agreement transaction is limited to the ability of the seller to pay the agreed-upon sum on the delivery date. If an issuer of a repurchase agreement fails to repurchase the underlying obligation, the loss, if any, would be the difference between the repurchase price and the underlying obligation’s market value. A fund might also incur certain costs in liquidating the underlying obligation. Moreover, if bankruptcy or other insolvency proceedings are commenced with respect to the seller, realization upon the underlying obligation might be delayed or limited.
Foreign Repurchase Agreements
Foreign repurchase agreements involve an agreement to purchase a foreign security and to sell that security back to the original seller at an agreed-upon price in either U.S. dollars or foreign currency. Unlike typical U.S. repurchase agreements, foreign repurchase agreements may not be fully collateralized at all times. The value of a security purchased may be more or less than the price at which the counterparty has agreed to repurchase the security. In the event of default by the counterparty, a fund may suffer a loss if the value of the security purchased is less than the agreed-upon repurchase price, or if it is unable to successfully assert a claim to the collateral under foreign laws. As a result, foreign repurchase agreements may involve higher credit risks than repurchase agreements in U.S. markets, as well as risks associated with currency fluctuations. In addition, as with other emerging market investments, repurchase agreements with counterparties located in emerging markets, or relating to emerging markets, may involve issuers or counterparties with lower credit ratings than typical U.S. repurchase agreements.
OTHER INSTRUMENTS
The following discussion provides an explanation of some of the other instruments in which certain Underlying Funds (as indicated) may directly invest consistent with their investment objectives and policies.
Warrants
Warrants may trade independently of the underlying securities. Warrants are rights to purchase securities at specific prices and are valid for a specific period of time. Warrant prices do not necessarily move parallel to the prices of the underlying securities, and warrant holders receive no dividends and have no voting rights or rights with respect to the assets of an issuer. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants cease to have value if not exercised prior to the expiration date. These factors can make warrants more speculative than other types of investments.
Reverse Repurchase Agreements
Under a reverse repurchase agreement, a fund sells a debt security and agrees to repurchase it at an agreed upon time and at an agreed upon price. The fund retains record ownership of the security and the right to receive interest and principal payments thereon. At an agreed upon future date, the fund repurchases the security by remitting the proceeds previously received, plus interest. The difference between the amount the fund receives for the security and the amount it pays on repurchase is payment of interest. In certain types of agreements, there is no agreed-upon repurchase date and interest payments are calculated daily, often based on the prevailing overnight repurchase rate. A reverse repurchase agreement may be considered a form of leveraging and may, therefore, increase fluctuations in a fund’s NAV per share. A fund will cover its repurchase agreement transactions by maintaining in a segregated custodial account cash, Treasury bills or other U.S. Government securities having an aggregate value at least equal to the amount of such commitment to repurchase including accrued interest, until payment is made.
Investments in Creditors’ Claims
Creditors’ claims in bankruptcy (“Creditors’ Claims”) are rights to payment from a debtor under the U.S. bankruptcy laws. Creditors’ Claims may be secured or unsecured. A secured claim generally receives priority in payment over unsecured claims.
Sellers of Creditors’ Claims can either be: (i) creditors that have extended unsecured credit to the debtor company (most commonly trade suppliers of materials or services); or (ii) secured creditors (most commonly financial institutions) that have obtained collateral to secure an advance of credit to the debtor. Selling a Creditor’s Claim offers the creditor an opportunity to turn a claim that otherwise might not be satisfied for many years into liquid assets.
Creditors’ Claims may be purchased directly from a creditor although most are purchased through brokers. Creditors’ Claims can be sold as a single claim or as part of a package of claims from several different bankruptcy filings. Purchasers of Creditors’ Claims, such as the High Income Fund, may take an active role in the reorganization process of the bankrupt company and, in certain situations where the Creditors’ Claim is not paid in full, the claim may be converted into stock of the reorganized debtor.
Although Creditors’ Claims can be sold to other investors, the market for Creditors’ Claims is not liquid and, as a result, a purchaser of a Creditors’ Claim may be unable to sell the claim or may have to sell it at a drastically reduced price. There is no guarantee that any payment will be received from a Creditors’ Claim, especially in the case of unsecured claims.
Mortgage Securities
Prepayment of Mortgages. Mortgage securities differ from conventional bonds in that principal is paid over the life of the securities rather than at maturity. As a result, a fund that invests in mortgage securities receives monthly scheduled payments of principal and interest, and may receive unscheduled principal payments representing prepayments on the underlying mortgages. When a fund reinvests the payments and any unscheduled prepayments of principal it receives, it may receive a rate of interest which is higher or lower than the rate on the existing mortgage securities. For this reason, mortgage securities may be less effective than other types of debt securities as a means of locking in long term interest rates.
In addition, because the underlying mortgage loans and assets may be prepaid at any time, if a fund purchases mortgage securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will increase yield to maturity. Conversely, if a fund purchases these securities at a discount, faster than expected prepayments will increase yield to maturity, while slower than expected payments will reduce yield to maturity.
Adjustable Rate Mortgage Securities. Adjustable rate mortgage securities are similar to the fixed rate mortgage securities discussed above, except that unlike fixed rate mortgage securities, adjustable rate mortgage securities are collateralized by or represent interests in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. Most adjustable rate mortgage securities provide for an initial mortgage rate that is in effect for a fixed period, typically ranging from three to twelve months. Thereafter, the mortgage interest rate will reset periodically in accordance with movements in a specified published interest rate index. The amount of interest due to an adjustable rate mortgage holder is determined in accordance with movements in a specified published interest rate index by adding a pre-determined increment or “margin” to the specified interest rate index. Many adjustable rate mortgage securities reset their interest rates based on changes in:
-one-year, three-year and five-year constant maturity Treasury Bill rates;
-three-month or six-month Treasury Bill rates;
-11th District Federal Home Loan Bank Cost of Funds;
-National Median Cost of Funds; or
-one-month, three-month, six-month or one-year London Interbank Offered Rate (“LIBOR”) and other market rates.
During periods of increasing rates, a fund will not benefit from such increase to the extent that interest rates rise to the point where they cause the current coupon of adjustable rate mortgages held as investments to exceed any maximum allowable annual or lifetime reset limits or “cap rates” for a particular mortgage. In this event, the value of the mortgage securities in a fund would likely decrease. During periods of declining interest rates, income to a fund derived from adjustable rate mortgages which remain in a mortgage pool may decrease in contrast to the income on fixed rate mortgages, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments. Also, a fund’s NAV could vary to the extent that current yields on adjustable rate mortgage securities held as investments are different than market yields during interim periods between coupon reset dates.
Privately-Issued Mortgage Securities. Privately-issued mortgage securities provide for the monthly principal and interest payments made by individual borrowers to pass through to investors on a corporate basis, and in privately issued collateralized mortgage obligations, as further described below. Privately-issued mortgage securities are issued by private originators of, or investors in, mortgage loans, including:
-mortgage bankers;
-commercial banks;
-investment banks;
-savings and loan associations; and
-special purpose subsidiaries of the foregoing.
Since privately-issued mortgage certificates are not guaranteed by an entity having the credit status of the GNMA or Freddie Mac, such securities generally are structured with one or more types of credit enhancement. For a description of the types of credit enhancements that may accompany privately-issued mortgage securities, see “Types of Credit Support” below. A fund that invests in mortgage securities will not limit its investments to asset-backed securities with credit enhancements.
Collateralized Mortgage Obligations (“CMOs”). CMOs generally are bonds or certificates issued in multiple classes that are collateralized by or represent an interest in mortgages. CMOs may be issued by single-purpose, stand-alone finance subsidiaries or trusts of financial institutions, government agencies, investment banks or other similar institutions. Each class of CMOs, often referred to as a “tranche,” may be issued with a specific fixed coupon rate (which may be zero) or a floating coupon rate. Each class of CMOs also has a stated maturity or final distribution date. Principal prepayments on the underlying mortgages may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrued on CMOs on a monthly, quarterly or semiannual basis. The principal of and interest on the underlying mortgages may be allocated among the several classes of a series of a CMO in many ways. The general goal sought to be achieved in allocating cash flows on the underlying mortgages to the various classes of a series of CMOs is to create tranches on which the expected cash flows have a higher degree of predictability than the underlying mortgages. In creating such tranches, other tranches may be subordinated to the interests of these tranches and receive payments only after the obligations of the more senior tranches have been satisfied. As a general matter, the more predictable the cash flow is on a CMO tranche, the lower the anticipated yield will be on that tranche at the time of issuance. As part of the process of creating more predictable cash flows on most of the tranches in a series of CMOs, one or more tranches generally must be created that absorb most of the volatility in the cash flows on the underlying mortgages. The yields on these tranches are relatively higher than on tranches with more predictable cash flows. Because of the uncertainty of the cash flows on these tranches, and the sensitivity of these transactions to changes in prepayment rates on the underlying mortgages, the market prices of and yields on these tranches tend to be highly volatile. The market prices of and yields on tranches with longer terms to maturity also tend to be more volatile than tranches with shorter terms to maturity due to these same factors. To the extent the mortgages underlying a series of a CMO are so-called “subprime mortgages” (mortgages granted to borrowers whose credit history is not sufficient to obtain a conventional mortgage), the risk of default is higher, which increases the risk that one or more tranches of a CMO will not receive its predicted cash flows.
CMOs purchased by a Fund may be:
(1) collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. Government;
(2) collateralized by pools of mortgages in which payment of principal and interest is guaranteed by the issuer and the guarantee is collateralized by U.S. Government securities; or
(3) securities for which the proceeds of the issuance are invested in mortgage securities and payment of the principal and interest is supported by the credit of an agency or instrumentality of the U.S. Government.

Separate Trading of Registered Interest and Principal of Securities (“STRIPS”). Separately traded interest components of securities may be issued or guaranteed by the U.S. Treasury. The interest components of selected securities are traded independently under the STRIPS program. Under the STRIPS program, the interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently.
Stripped Mortgage Securities. Stripped mortgage securities are derivative multi-class mortgage securities. Stripped mortgage securities may be issued by agencies or instrumentalities of the U.S. Government, or by private issuers, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped mortgage securities have greater volatility than other types of mortgage securities in which the funds invest. Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not yet been fully developed. Accordingly, stripped mortgage securities may be illiquid and, together with any other illiquid investments, will not exceed 15% of a Fund’s net assets. See “Additional Investment Policies.”
Stripped mortgage securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest only or “IO” class), while the other class will receive all of the principal (the principal only or “PO” class). The yield to maturity on an IO class is extremely sensitive to changes in prevailing interest rates and the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on an investing fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, such fund may fail to fully recoup its initial investment in these securities even if the securities are rated highly.
As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. The value of the other mortgage securities described in the Prospectus and SAI, like other debt instruments, will tend to move in the opposite direction to interest rates. Accordingly, investing in IOs, in conjunction with the other mortgage securities described in the Prospectus and SAI, is expected to contribute to a fund’s relatively stable NAV.
Similar securities such as Super Principal Only (“SPO”) and Levered Interest Only (“LIO”) are more volatile than POs and IOs. Risks associated with instruments such as SPOs are similar in nature to those risks related to investments in POs. Risks associated with LIOs and IOettes (a.k.a. “high coupon bonds”) are similar in nature to those associated with IOs. Other similar instruments may develop in the future.
Under the Internal Revenue Code of 1986, as amended (the “Code”), POs may generate taxable income from the current accrual of original issue discount, without a corresponding distribution of cash to a fund.
Inverse Floaters. Inverse floaters may be issued by agencies or instrumentalities of the U.S. Government, or by private issuers, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Inverse floaters have greater volatility than other types of mortgage securities in which a fund invests (with the exception of stripped mortgage securities and there is a risk that the market value will vary from the amortized cost). Although inverse floaters are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not yet been fully developed. Accordingly, inverse floaters may be illiquid together with any other illiquid investments, will not exceed 15% of a fund’s net assets. See “Additional Investment Policies.”
Inverse floaters are derivative mortgage securities which are structured as a class of security that receives distributions on a pool of mortgage assets. Yields on inverse floaters move in the opposite direction of short-term interest rates and at an accelerated rate.
Types of Credit Support. Mortgage securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the impact of an obligor’s failure to make payments on underlying assets, mortgage securities may contain elements of credit support. A discussion of credit support is described under “Asset-Backed Securities.”

Asset-Backed Securities
The securitization techniques used to develop mortgage securities are also being applied to a broad range of other assets. Through the use of trusts and special purpose corporations, automobile and credit card receivables are being securitized in pass-through structures similar to mortgage pass-through structures or in a pay-through structure similar to the CMO structure.
Generally, the issuers of asset-backed bonds, notes or pass-through certificates are special purpose entities and do not have any significant assets other than the receivables securing such obligations. In general, the collateral supporting asset-backed securities is of a shorter maturity than mortgage loans. As a result, investment in these securities should be subject to less volatility than mortgage securities. Instruments backed by pools of receivables are similar to mortgage-backed securities in that they are subject to unscheduled prepayments of principal prior to maturity. When the obligations are prepaid, a fund must reinvest the prepaid amounts in securities with the prevailing interest rates at the time. Therefore, a fund’s ability to maintain an investment including high-yielding asset-backed securities will be affected adversely to the extent that prepayments of principal must be reinvested in securities which have lower yields than the prepaid obligations. Moreover, prepayments of securities purchased at a premium could result in a realized loss. Unless otherwise stated in the Prospectus, a Fund will only invest in asset-backed securities rated, at the time of purchase, AA or better by S&P or Aa or better by Moody’s.
As with mortgage securities, asset-backed securities are often backed by a pool of assets representing the obligation of a number of different parties and use similar credit enhancement techniques. For a description of the types of credit enhancement that may accompany asset-backed securities, see “Types of Credit Support” below. A Fund or Portfolio investing in asset-backed securities will not limit its investments to asset-backed securities with credit enhancements. Although asset-backed securities are not generally traded on a national securities exchange, such securities are widely traded by brokers and dealers, and will not be considered illiquid securities for the purposes of the investment restriction on illiquid securities under “Additional Investment Policies.”
Types of Credit Support. To lessen the impact of an obligor’s failure to make payments on underlying assets, mortgage securities and asset-backed securities may contain elements of credit support. Such credit support falls into two categories:
-liquidity protection; and
-default protection.
Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the pass-through of payments due on the underlying pool of assets occurs in a timely fashion. Default protection provides against losses resulting from ultimate default and enhances the likelihood of ultimate payment of the obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. A fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.
Some examples of credit support include:
-“senior-subordinated securities” (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class);
-creation of “reserve funds” (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses); and
-“over-collateralization” (where the scheduled payments on, or the principal amount of, the underlying assets exceed those required to make payment on the securities and pay any servicing or other fees).
The ratings of mortgage securities and asset-backed securities for which third-party credit enhancement provides liquidity protection or default protection are generally dependent upon the continued creditworthiness of the provider of the credit enhancement. The ratings of these securities could be reduced in the event of deterioration in the creditworthiness of the credit enhancement provider even in cases where the delinquency and loss experienced on the underlying pool of assets is better than expected.
The degree of credit support provided for each issue is generally based on historical information concerning the level of credit risk associated with the underlying assets. Delinquency or loss greater than anticipated could adversely affect the return on an investment in mortgage securities or asset-backed securities.
Collateralized Debt Obligations. Collateralized debt obligations (“CDOs”) include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust, which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.
For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche, which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.
The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by a fund as illiquid securities; however an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities discussed elsewhere in the SAI and the Prospectus (e.g., interest rate risk and default risk), CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) CDOs may be subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
Zero Coupon Securities, Deferred Interest Bonds And Pay-In-Kind Bonds
Zero coupon securities, deferred interest bonds and pay-in-kind bonds involve special risk considerations. Zero coupon securities and deferred interest bonds are debt securities that pay no cash income but are sold at substantial discounts from their value at maturity. While zero coupon bonds do not require the periodic payment of interest, deferred interest bonds provide for a period of delay before the regular payment of interest begins. When a zero coupon security or a deferred interest bond is held to maturity, its entire return, which consists of the amortization of discount, comes from the difference between its purchase price and its maturity value. This difference is known at the time of purchase, so that investors holding these securities until maturity know at the time of their investment what the return on their investment will be. Pay-in-kind bonds are bonds that pay all or a portion of their interest in the form of debt or equity securities.
Zero coupon securities, deferred interest bonds and pay-in-kind bonds are subject to greater price fluctuations in response to changes in interest rates than ordinary interest-paying debt securities with similar maturities. The value of zero coupon securities and deferred interest bonds usually appreciate during periods of declining interest rates and usually depreciates during periods of rising interest rates.
Issuers of Zero Coupon Securities and Pay-In-Kind Bonds. Zero coupon securities and pay-in-kind bonds may be issued by a wide variety of corporate and governmental issuers. Although zero coupon securities and pay-in-kind bonds are generally not traded on a national securities exchange, these securities are widely traded by brokers and dealers and, to the extent they are widely traded, will not be considered illiquid for the purposes of the investment restriction under “Additional Investment Policies.”
Tax Considerations. Current federal income tax law requires the holder of a zero coupon security or certain pay-in-kind bonds to accrue income with respect to these securities prior to the receipt of cash payments. To maintain its qualification as a regulated investment company and avoid liability for federal income and excise taxes, a fund may be required to distribute income accrued with respect to these securities and may have to dispose of fund securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.
Loans And Other Direct Debt Instruments
Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the purchaser in the event of fraud or misrepresentation, or there may be a requirement that a fund supply additional cash to a borrower on demand.
High Yield (High Risk) Domestic Corporate Debt Securities
High yield U.S. corporate debt securities include bonds, debentures, notes, bank loans, credit-linked notes and commercial paper. Most of these debt securities will bear interest at fixed rates except bank loans, which usually have floating rates. Bonds may have variable rates of interest or debt securities, which involve equity features, such as equity warrants or convertible outright and participation features (i.e., interest or other payments, often in addition to a fixed rate of return. These equity warrants are based on the borrower’s attainment of specified levels of revenues, sales or profits and thus enable the holder of the security to share in the potential success of the venture).
The market for high yield U.S. corporate debt securities has undergone significant changes since it was first established. Issuers in the U.S. high yield market originally consisted primarily of growing small capitalization companies and larger capitalization companies whose credit quality had declined from investment grade. During the mid-1980s, participants in the U.S. high yield market issued high yield securities principally in connection with leveraged buyouts and other leveraged recapitalizations. In late 1989 and 1990, the volume of new issues of high yield U.S. corporate debt declined significantly and liquidity in the market decreased. Since early 1991, the volume of new issues of high yield U.S. corporate debt securities has increased substantially and secondary market liquidity has improved. During the same periods, the U.S. high yield debt market exhibited strong returns. Currently, most new offerings of U.S. high yield securities are being issued to refinance higher coupon debt and to raise funds for general corporate purposes as well as to provide financing in connection with leveraged transactions.
Brady Bonds
Brady Bonds are debt securities issued under the framework of the “Brady Plan,” an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness. The Brady Plan framework, as it has developed, involves the exchange of external commercial bank debt for newly issued bonds (Brady Bonds). Brady Bonds may also be issued in respect of new money being advanced by existing lenders in connection with the debt restructuring. Brady Bonds issued to date generally have maturities between 15 and 30 years from the date of issuance and have traded at a deep discount from their face value. In addition to Brady Bonds, investments in emerging market governmental obligations issued as a result of debt restructuring agreements outside of the scope of the Brady Plan are available.
Agreements implemented under the Brady Plan to date are designed to achieve debt and debt-service reduction through specific options negotiated by a debtor nation with its creditors. As a result, the financial packages offered by each country differ. The types of options have included:
-the exchange of outstanding commercial bank debt for bonds issued at 100% of face value, which carry a below-market stated rate of interest (generally known as par bonds);
-bonds issued at a discount from face value (generally known as discount bonds);
-bonds bearing an interest rate which increases over time; and
-bonds issued in exchange for the advancement of new money by existing lenders.
Discount bonds issued to date under the framework of the Brady Plan have generally borne interest computed semi-annually at a rate equal to 13/16 of one percent above the current six-month LIBOR rate. Regardless of the stated face amount and interest rate of the various types of Brady Bonds, a fund investing in Brady Bonds will purchase Brady Bonds in secondary markets in which the price and yield to the investor reflect market conditions at the time of purchase.

Certain sovereign bonds are entitled to “value recovery payments” in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Certain Brady Bonds have been collateralized as to principal due at maturity (typically 15 to 30 years from the date of issuance) by U.S. Treasury zero coupon bonds with a maturity equal to the final maturity of such Brady Bonds, although the collateral is not available to investors until the final maturity of the Brady Bonds. Collateral purchases are financed by the International Monetary Fund (the “IMF”), the World Bank and the debtor nations’ reserves. In addition, interest payments on certain types of Brady Bonds may be collateralized by cash or high-grade securities in amounts that typically represent between 12 and 18 months of interest accruals on these instruments, with the balance of the interest accruals being uncollateralized.
A fund may purchase Brady Bonds with no or limited collateralization, and must rely for payment of interest and (except in the case of principal collateralized Brady Bonds) principal primarily on the willingness and ability of the foreign government to make payment in accordance with the terms of the Brady Bonds.
Brady Bonds issued to date are purchased and sold in secondary markets through U.S. securities dealers and other financial institutions and are generally maintained through European transactional securities depositories. A substantial portion of the Brady Bonds and other sovereign debt securities in which a fund invest are likely to be acquired at a discount.
Sovereign Debt Obligations
Sovereign debt obligations are issued or guaranteed by foreign governments or their agencies, including debt of Latin American nations or other developing countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loan or loan participations. Sovereign debt of developing countries may involve a high degree of risk and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and pay interest when due and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment and payment of interest may depend on political as well as economic factors. Although some sovereign debt, such as Brady Bonds, is collateralized by U.S. Government securities, repayment of principal and payment of interest is not guaranteed by the U.S. Government.
Indexed Securities
Indexed securities are instruments whose prices are indexed to the prices of other securities, securities indices, currencies, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.
Currency indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar denominated securities. Currency indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.
The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. Indexed securities may be more volatile than the underlying instruments. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer’s creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies.
Hybrid Instruments
Hybrid instruments (a type of potentially high-risk derivative) combine the elements of futures contracts or options with those of debt, preferred equity or a depository instrument (“Hybrid Instruments”).

Characteristics of Hybrid Instruments. Generally, a Hybrid Instrument is a debt security, preferred stock, depository share, trust certificate, certificate of deposit or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption or retirement, is determined by reference to the following:
-prices, changes in prices, or differences between prices of securities, currencies, intangibles, goods, articles or commodities (collectively, “underlying assets”); or
-an objective index, economic factor or other measure, such as interest rates, currency exchange rates, commodity indices, and securities indices (collectively, “Benchmarks”).
Hybrid Instruments may take a variety of forms, including, but not limited to:
-debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time;
-preferred stock with dividend rates determined by reference to the value of a currency; or
-convertible securities with the conversion terms related to a particular commodity.
Uses of Hybrid Instruments. Hybrid Instruments provide an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, a fund may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions.
One approach is to purchase a U.S. dollar-denominated Hybrid Instrument whose redemption price is linked to the average three-year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of greater than par if the average interest rate was lower than a specified level, and payoffs of less than par if rates were above the specified level. Furthermore, the investing fund could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly.
The purpose of this type of arrangement, known as a structured security with an embedded put option, is to give the fund the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transactions costs. Of course, there is no guarantee that such a strategy will be successful and the value of the fund may decline; for example, if interest rates may not move as anticipated or credit problems could develop with the issuer of the Hybrid Instrument.
Risks of Investing in Hybrid Instruments. The risks of investing in Hybrid Instruments are a combination of the risks of investing in securities, options, futures and currencies. Therefore, an investment in a Hybrid Instrument may include significant risks not associated with a similar investment in a traditional debt instrument with a fixed principal amount, is denominated in U.S. dollars, or that bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published Benchmark. The risks of a particular Hybrid Instrument will depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the Benchmarks or the prices of underlying assets to which the instrument is linked. These risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the Hybrid Instrument and that may not be readily foreseen by the purchaser. Such factors include economic and political events, the supply and demand for the underlying assets, and interest rate movements. In recent years, various Benchmarks and prices for underlying assets have been highly volatile, and such volatility may be expected in the future. See “Hedging and Other Strategic Transactions” for a description of certain risks associated with investments in futures, options, and forward contracts.
Volatility. Hybrid Instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular Hybrid Instrument, changes in a Benchmark may be magnified by the terms of the Hybrid Instrument and have an even more dramatic and substantial effect upon the value of the Hybrid Instrument. Also, the prices of the Hybrid Instrument and the Benchmark or underlying asset may not move in the same direction or at the same time.
Leverage Risk. Hybrid Instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, Hybrid Instruments may bear interest at above market rates, but bear an increased risk of principal loss (or gain). For example, an increased risk of principal loss (or gain) may result if “leverage” is used to structure a Hybrid Instrument. Leverage risk occurs when the Hybrid Instrument is structured so that a change in a Benchmark or underlying asset is multiplied to produce a greater value change in the Hybrid Instrument, thereby magnifying the risk of loss, as well as the potential for gain.
Liquidity Risk. Hybrid Instruments may also carry liquidity risk since the instruments are often “customized” to meet the needs of a particular investor. Therefore, the number of investors that would be willing and able to buy such instruments in the secondary market may be smaller than for more traditional debt securities. In addition, because the purchase and sale of Hybrid Instruments could take place in an over-the-counter (“OTC”) market without the guarantee of a central clearing organization or in a transaction between a fund and the issuer of the Hybrid Instrument, the creditworthiness of the counterparty or issuer of the Hybrid Instrument would be an additional risk factor, which the fund would have to consider and monitor.
Lack of U.S. Regulation. Hybrid Instruments may not be subject to regulation of the Commodities Futures Trading Commission (“CFTC”), which generally regulates the trading of commodity futures by U.S. persons, the Securities and Exchange Commission (“SEC”), which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.
The various risks discussed above with respect to Hybrid Instruments particularly the market risk of such instruments, may cause significant fluctuations in the NAV of a fund that invests in such instruments.
ADRs, EDRs, GDRs and IDRs
Securities of foreign issuers may include American Depository Receipts, European Depositary Receipts, Global Depositary Receipts, and International Depositary Receipts (“ADRs,” “EDRs,” “GDRs,” and “IDRs,” respectively). Depositary Receipts are certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic corporation.
ADRs are U.S. dollar-denominated securities backed by foreign securities deposited in a U.S. securities depository. ADRs are created for trading in the U.S. markets. The value of an ADR will fluctuate with the value of the underlying security and will reflect any changes in exchange rates. An investment in ADRs involves risks associated with investing in foreign securities.
Securities of foreign issuers also include EDRs, GDRs, and IDRs, which are receipts evidencing an arrangement with a non-U.S. bank similar to that for ADRs and are designed for use in non-U.S. securities markets. EDRs, GDRs, and IDRs are not necessarily quoted in the same currency as the underlying security.
Variable And Floating Rate Obligations
Investments in floating or variable rate securities normally will involve industrial development or revenue bonds, which provide that the rate of interest is set as a specific percentage of a designated base rate, such as rates of Treasury Bonds or Bills or the prime rate at a major commercial bank. In addition, a bondholder can demand payment of the obligations on behalf of the investing fund on short notice at par plus accrued interest, which amount may be more or less than the amount the bondholder paid for them. The maturity of floating or variable rate obligations (including participation interests therein) is deemed to be the longer of (i) the notice period required before a fund is entitled to receive payment of the obligation upon demand or (ii) the period remaining until the obligation’s next interest rate adjustment. If not redeemed by the investing fund through the demand feature, the obligations mature on a specified date, which may range up to thirty years from the date of issuance.
Exchange Traded Funds (“ETFs”)
These are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. A fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile than the underlying securities and ETFs have management fees which increase their costs.

ADDITIONAL INVESTMENT POLICIES
The following provides a more detailed explanation of some investment policies.
Lending Securities
A Fund may lend its securities so long as its loans of securities do not represent in excess of 33 1/3% of such Fund’s total assets. This lending limitation is a fundamental restriction, which may not be changed without shareholder approval. The procedure for lending securities is for the borrower to give the lending fund collateral consisting of cash, cash equivalents or securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. The lending fund may invest the cash collateral and earn additional income or receive an agreed upon fee from a borrower which has delivered cash equivalent collateral.
Securities will be loaned only under the following conditions:
(1) the borrower must furnish collateral equal at all times to the market value of the securities loaned, and the borrower must agree to increase the collateral on a daily basis if the securities loaned increase in value;
(2) the loan must be made in accordance with New York Stock Exchange (“NYSE”) rules, which presently require the borrower, after notice, to redeliver the securities within five business days; and
(3) a fund making the loan may pay reasonable service, placement, custodian or other fees in connection with loans of securities and share a portion of the interest from these investments with the borrower of the securities.
As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially.
When-Issued Securities/Forward Commitments
In order to help ensure the availability of suitable securities, a fund may purchase debt or equity securities on a “when-issued” or on a “forward commitment” basis. Purchasing securities on a when-issued or forward commitment basis means that the obligations will be delivered to a fund at a future date, which may be one month or longer after the date of the commitment. Except as may be imposed by these factors, there is no limit on the percent of a fund’s total assets that may be committed to such transactions.
Under normal circumstances, a fund purchasing securities on a when-issued or forward commitment basis will take delivery of the securities, but a fund may, if deemed advisable, sell the securities before the settlement date. In general, a fund does not pay for the securities, or start earning interest on them, until the obligations are scheduled to be settled. A fund does, however, record the transaction and reflect the value each day of the securities in determining its NAV. At the time of delivery, the value of when-issued or forward commitment securities may be more or less than the transaction price, and the yields then available in the market may be higher than those obtained in the transaction. While awaiting delivery of the obligations purchased on such bases, a fund will maintain on its records liquid assets consisting of cash or high quality debt securities equal to the amount of the commitments to purchase when-issued or forward commitment securities. The availability of liquid assets for this purpose and the effect of asset segregation on a fund’s ability to meet its current obligations, to honor requests for redemption, and to otherwise manage its investment portfolio will limit the extent to which a fund may purchase when-issued or forward commitment securities.
Mortgage Dollar Rolls
Under a mortgage dollar roll, a fund sells mortgage-backed securities for delivery in the future (generally within 30 days) and simultaneously contracts to repurchase substantially similar securities (of the same type, coupon and maturity) securities on a specified future date. During the roll period, a fund forgoes principal and interest paid on the mortgage-backed securities. A fund is compensated by the difference between the current sale price and the lower forward price for the future purchase (often referred to as the “drop”), as well as by the interest earned on the cash proceeds of the initial sale. A fund may also be compensated by receipt of a commitment fee. A fund may only enter into “covered rolls.” A covered roll is a specific type of dollar roll for which there is an offsetting cash or cash equivalent security position that matures on or before the forward settlement date of the dollar roll transaction or for which a fund maintains on its records liquid assets having an aggregate value at least equal to the amount of such commitment to repurchase. Dollar roll transactions involve the risk that the market value of the securities sold by a fund may decline below the repurchase price of those securities. A mortgage dollar roll may be considered a form of leveraging, and may, therefore, increase fluctuations in a fund’s NAV per share.
Illiquid Securities
Investment in securities that are not readily marketable (“Illiquid Securities”) involves the risk that, because of the lack of consistent market demand for such securities, a fund may be forced to sell them at a discount from the last offer price.
Illiquid securities may include, but are not limited to: (a) repurchase agreements with maturities greater than seven days; (b) futures contracts and options thereon for which a liquid secondary market does not exist; (c) time deposits maturing in more than seven calendar days; and (d) securities of new and early stage companies whose securities are not publicly traded.
Rule 144A Securities are excluded from the limitation on Illiquid Securities. Securities that are restricted as to resale but for which a ready market is available pursuant to an exemption provided by Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) or other exemptions from the registration requirements of the 1933 Act may be excluded from the 10% and 15% limitation on illiquid securities. The subadvisers decide, subject to the Trustees’ oversight, whether securities sold pursuant to Rule 144A are readily marketable for purposes of a fund’s investment restriction. The subadvisers will also monitor the liquidity of Rule 144A securities held by the funds for which they are responsible. To the extent that Rule 144A securities held by a fund should become illiquid because of a lack of interest on the part of qualified institutional investors, the overall liquidity of a fund could be adversely affected.
Section 4(2) Commercial Paper is excluded from the limitation on Illiquid Securities. The Money Market Fund may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the 1933 Act. Section 4(2) commercial paper is restricted as to the disposition under federal securities law, and is generally sold to institutional investors, such as the Money Market Fund, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be made in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors, like the Money Market Fund, through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Money Market Fund’s subadviser believes that Section 4(2) commercial paper meets its criteria for liquidity. The Money Market Fund intends, therefore, to treat Section 4(2) commercial paper as liquid and not subject to the investment limitation applicable to illiquid securities. The Money Market Fund’s subadviser will monitor the liquidity of Section 4(2) commercial paper held by the Money Market Fund, subject to the Trustees’ oversight.
Short Sales
A fund may make short sales of securities or maintain a short position, provided that at all times when a short position is open a fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for an equal amount of the securities of the same issuer as the securities sold short (a short sale “against-the-box”).
A fund may also sell a security it does not own in anticipation of a decline in the market value of that security (a “short sale”). To complete such a transaction, a fund must borrow the security to make delivery to the buyer. A fund is then obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by a fund. Until the security is replaced, a fund is required to pay the lender any dividends or interest which accrues during the period of the loan. To borrow the security, a fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Until a fund replaces a borrowed security, it will segregate with its custodian cash or other liquid assets at such a level that (i) the amount segregated plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount segregated plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. A fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which a fund replaced the borrowed security. A fund will realize a gain if the security declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Fund or Portfolio may be required to pay in connection with a short sale.
Investment In Other Investment Companies
A fund may invest in other investment companies (including shares of closed-end investment companies, unit investment trusts, and open-end investment companies) to the extent permitted by federal securities laws (including the rules, regulations and interpretations thereunder) and to the extent permitted by exemptive relief obtained from the SEC by the custodian and the subadviser.
Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but the total return on such investments at the investment company-level may be reduced by the operating expenses and fees of such other investment companies, including advisory fees. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or may involve the payment of substantial premiums above the value of such investment companies’ portfolio securities when traded OTC or a discount to their NAV. Others are continuously offered at NAV, but may also be traded in the secondary market.
The extent to which a fund can invest in securities of other investment companies is limited by federal securities laws.
Loan Participations And Assignments
Loan participations are loans or other direct debt instruments, which are interests in amounts owned by a corporate, governmental or other borrower to another party. They may represent amounts owed to lenders or lending syndicates to suppliers of goods or services, or to other parties. A fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing participations, a fund generally will have no right to enforce compliance by the borrower with the term of the loan agreement relating to loan, nor any rights of set-off against the borrower, and a fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, a fund will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, a fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.
When a fund purchases assignments from lenders it will acquire direct rights against the borrower on the loan. However, because assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligation acquired by a fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. Investments in loan participations and assignments present the possibility that a fund could be held liable as a co-lender under emerging legal theories of lender liability. In addition, if the loan is foreclosed, a fund could be part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. It is anticipated that such securities could be sold only to a limited number of institutional investors. In addition, some loan participations and assignments may not be rated by major rating agencies and may not be protected by the securities laws.
Index-Related Securities (“Equity Equivalents”)
Certain types of securities enable investors to purchase or sell shares in a portfolio of securities that seeks to track the performance of an underlying index or a portion of an index. Such Equity Equivalents include, among others DIAMONDS (interests in a portfolio of securities that seeks to track the performance of the Dow Jones Industrial Average), SPDRs or S&P’s Depository Receipts (interests in a portfolio of securities of the largest and most actively traded non-financial companies listed on the Nasdaq Stock Market). Such securities are similar to index mutual funds, but they are traded on various stock exchanges or secondary markets. The value of these securities is dependent upon the performance of the underlying index on which they are based. Thus, these securities are subject to the same risks as their underlying indices as well as the securities that make up those indices. For example, if the securities compromising an index that an index-related security seeks to track perform poorly, the index-related security will lose value.
Equity Equivalents may be used for several purposes, including to simulate full investment in the underlying index while retaining a cash balance for fund management purposes, to facilitate trading, to reduce transaction costs or to seek higher investment returns where an Equity Equivalent is priced more attractively than securities in the underlying index. Because the expense associated with an investment in Equity Equivalents may be substantially lower than the expense of small investments directly in the securities compromising the indices they seek to track, investments in Equity Equivalents may provide a cost-effective means of diversifying a fund’s assets across a broad range of securities.
To the extent a fund invests in securities of other investment companies, including Equity Equivalents, fund shareholders would indirectly pay a portion of the operating costs of such companies in addition to the expenses of its own operations. These costs include management, brokerage, shareholder servicing and other operational expenses. Indirectly, if a fund invests in Equity Equivalents, shareholders may pay higher operational costs than if they owned the underlying investment companies directly. Additionally, a fund’s investments in such investment companies are subject to limitations under the 1940 Act and market availability.
The prices of Equity Equivalents are derived and based upon the securities held by the particular investment company. Accordingly, the level of risk involved in the purchase or sale of an Equity Equivalent is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for such instruments is based on a basket of stocks. The market prices of Equity Equivalents are expected to fluctuate in accordance with both changes in the NAVs of their underlying indices and the supply and demand for the instruments on the exchanges on which they are traded. Substantial market or other disruptions affecting Equity Equivalents could adversely affect the liquidity and value of the shares of a fund.
Fixed Income Securities
Investment grade bonds are rated at the time of purchase in the four highest rating categories by a nationally recognized securities rating organization (“NRSRO”), such as those rated Aaa, Aa, A and Baa by Moody’s or AAA, AA, A and BBB by S&P’s Division of The McGraw Hill Companies, Inc. (“S&P”). Obligations rated in the lowest of the top four rating categories (such as Baa by Moody’s or BBB by S&P) may have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments, including a greater possibility of default or bankruptcy of the issuer, than is the case with higher grade bonds. Subsequent to its purchase, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase. In addition, it is possible that Moody’s, S&P and other NRSROs might not timely change their ratings of a particular issue to reflect subsequent events. None of these events will require the sale of the securities by a Fund, although the subadviser will consider these events in determining whether it should continue to hold the securities.
Market Capitalization Weighted Approach
Market capitalization weighting is used to determine individual security weights and, where applicable, country or region weights. Market capitalization weighting means each security is generally purchased based on the issuer’s relative market capitalization. Market capitalization weighting will be adjusted by the subadviser, for a variety of factors. A fund may deviate from market capitalization weighting to limit or fix the exposure to a particular country or issuer to a maximum portion of the assets of the fund. Additionally, the subadviser may consider such factors as free float, momentum, trading strategies, liquidity management and other factors determined to be appropriate by the subadviser given market conditions. The subadviser may exclude the eligible security of a company that meets applicable market capitalization criterion if it determines that the purchase of such security is inappropriate in light of other conditions. These adjustments will result in a deviation from traditional market capitalization weighting.
Adjustment for free float adjusts market capitalization weighting to exclude the share capital of a company that is not freely available for trading in the public equity markets by international investors. For example, the following types of shares may be excluded: (i) those held by strategic investors (such as governments, controlling shareholders and management); (ii) treasury shares; or (iii) shares subject to foreign ownership restrictions.
Deviation from market capitalization weighting also will occur because the subadviser generally intends to purchase in round lots. Furthermore, the subadviser may reduce the relative amount of any security held in order to retain sufficient portfolio liquidity. A portion, but generally not in excess of 20% of a Fund’s assets, may be invested in interest bearing obligations, such as money market instruments, thereby causing further deviation from market capitalization weighting.

Block purchases of eligible securities may be made at opportune prices, even though such purchases exceed the number of shares that, at the time of purchase, would be purchased under a market capitalization weighted approach. Changes in the composition and relative ranking (in terms of market capitalization) of the stocks that are eligible for purchase take place with every trade when the securities markets are open for trading due, primarily, to price fluctuations of such securities. On at least a semi-annual basis, the subadviser will prepare a list of companies whose stock is eligible for investment by the fund. Additional investments generally will not be made in securities that have changed in value sufficiently to be excluded from the subadviser then current market capitalization requirement for eligible portfolio securities. This may result in further deviation from market capitalization weighting. This deviation could be substantial if a significant amount of holdings of a fund change in value sufficiently to be excluded from the requirement for eligible securities but not by a sufficient amount to warrant their sale.
Country weights may be based on the total market capitalization of companies within each country. The calculation of country market capitalization may take into consideration the free float of companies within a country or whether these companies are eligible to be purchased for the particular strategy. In addition, to maintain a satisfactory level of diversification, the subadviser may limit or adjust the exposure to a particular country or region to a maximum proportion of the assets of that vehicle. Country weights may also deviate from target weights due to general day-to-day trading patterns and price movements. As a result, the weighting of countries will likely vary from their weighting in published international indices.
Non-Diversified
Definition of Non-Diversified. Any fund that is non-diversified is not limited as to the percentage of its assets that may be invested in any one issuer, and as to the percentage of the outstanding voting securities of such issuer that may be owned, only by a fund’s own investment restrictions. In contrast, a diversified fund, as to at least 75% of the value of its total assets, generally may not invest more than five percent of its total assets in the securities, or own more than ten percent of the outstanding voting securities, of any one issuer.
Since a non-diversified fund may invest a high percentage of its assets in the securities of a small number of companies, it may be affected more than a diversified fund by a change in the financial condition of any of these companies or by the financial markets’ assessment of any of these companies.
RISK FACTORS
The risks of investing in certain types of securities are described below. The value of an individual security or a particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. As described in the Prospectuses, by owning shares of the Underlying Funds, each Portfolio indirectly invests in the securities and instruments held by the Underlying Funds and bears the same risks as those in which it invests. To the extent a Portfolio invests in securities or instruments directly, the Portfolio will be subject to the same risks.
Equity Securities
Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a fund investing in equities. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a fund could decline if the financial condition of the companies invested in decline or if overall market and economic conditions deteriorate. Even funds that invest in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.

Fixed-Income Securities
Fixed-income securities are generally subject to two principal types of risks: (a) interest rate risk; and (b) credit quality risk.
Interest Rate Risk. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed-income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed-income securities generally can be expected to decline.
Credit Quality Risk. Fixed-income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed-income security deteriorates after a fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund’s investments. Funds that may invest in lower rated fixed-income securities are riskier than funds that may invest in higher rated fixed-income securities.
Investment Grade Fixed-Income Securities In The Lowest Rating Category
Investment grade fixed-income securities in the lowest rating category (rated “Baa” by Moody’s or “BBB” by S&P and comparable unrated securities) involve a higher degree of risk than fixed-income securities in the higher rating categories. While such securities are considered investment grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities.
Lower Rated Fixed-Income Securities
Lower rated fixed-income securities are defined as securities rated below investment grade (rated “Ba” and below by Moody’s and “BB” and below by S&P). The principal risks of investing in these securities are as follows:
Risk to Principal and Income. Investing in lower rated fixed-income securities is considered speculative. While these securities generally provide greater income potential than investments in higher rated securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt.
Price Volatility. The price of lower rated fixed-income securities may be more volatile than securities in the higher rating categories. This volatility may increase during periods of economic uncertainty or change. The price of these securities is affected more than higher rated fixed-income securities by the market’s perception of their credit quality especially during times of adverse publicity. In the past, economic downturns or an increase in interest rates have, at times, caused more defaults by issuers of these securities and may do so in the future. Economic downturns and increases in interest rates have an even greater affect on highly leveraged issuers of these securities.
Liquidity. The market for lower rated fixed-income securities may have more limited trading than the market for investment grade fixed-income securities. Therefore, it may be more difficult to sell these securities and these securities may have to be sold at prices below their market value in order to meet redemption requests or to respond to changes in market conditions.
Dependence on Subadviser’s Own Credit Analysis. While a subadviser to a fund may rely on ratings by established credit rating agencies, it may also supplement such ratings with its own independent review of the credit quality of the issuer. Therefore, the assessment of the credit risk of lower rated fixed-income securities is more dependent on the subadviser’s evaluation than the assessment of the credit risk of higher rated securities.
Additional Risks Regarding Lower Rated Corporate Fixed-income Securities. Lower rated corporate debt securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economics conditions than higher-rated corporate fixed-income securities.
Issuers of lower rated corporate debt securities may also be highly leveraged, increasing the risk that principal and income will not be repaid.

Additional Risks Regarding Lower Rated Foreign Government Fixed-income Securities. Lower rated foreign government fixed-income securities are subject to the risks of investing in emerging market countries described under “Foreign Securities.” In addition, the ability and willingness of a foreign government to make payments on debt when due may be affected by the prevailing economic and political conditions within the country. Emerging market countries may experience high inflation, interest rates and unemployment as well as exchange rate trade difficulties and political uncertainty or instability. These factors increase the risk that a foreign government will not make payments when due.
Small and Medium Size Companies
Survival of Small or Unseasoned Companies. Companies that are small or unseasoned (i.e., less than 3 years of operating history) are more likely than larger or established companies to fail or not to accomplish their goals. As a result, the value of their securities could decline significantly. These companies are less likely to survive since they are often dependent upon a small number of products and may have limited financial resources and a small management group.
Changes in Earnings and Business Prospects. Small or unseasoned companies often have a greater degree of change in earnings and business prospects than larger or established companies, resulting in more volatility in the price of their securities.
Liquidity. The securities of small or unseasoned companies may have limited marketability. This factor could cause the value of a fund’s investments to decrease if it needs to sell such securities when there are few interested buyers.
Impact of Buying or Selling Shares. Small or unseasoned companies usually have fewer outstanding shares than larger or established companies. Therefore, it may be more difficult to buy or sell large amounts of these shares without unfavorably impacting the price of the security.
Publicly Available Information. There may be less publicly available information about small or unseasoned companies. Therefore, when making a decision to purchase a security for a fund, a subadviser may not be aware of problems associated with the company issuing the security.
Medium Size Companies. Investments in the securities of medium sized companies present risks similar to those associated with small or unseasoned companies although to a lesser degree due to the larger size of the companies.
Foreign Securities
Currency Fluctuations. Investments in foreign securities may cause a fund to lose money when converting investments from foreign currencies into U.S. dollars. A fund may attempt to lock in an exchange rate by purchasing a foreign currency exchange contract prior to the settlement of an investment in a foreign security. However, it may not always be successful in doing so and a fund could still lose money.
Political and Economic Conditions. Investments in foreign securities subject a fund to the political or economic conditions of the foreign country. These conditions could cause a fund’s investments to lose value if these conditions deteriorate for any reason. This risk increases in the case of emerging market countries which are more likely to be politically unstable. Political instability could cause the value of any investment in the securities of an issuer based in a foreign country to decrease or could prevent or delay a fund from selling its investment and taking the money out of the country.
Removal of Proceeds of Investments from a Foreign Country. Foreign countries, especially emerging market countries, often have currency controls or restrictions which may prevent or delay a fund from taking money out of the country or may impose additional taxes on money removed from the country. Therefore, a fund could lose money if it is not permitted to remove capital from the country or if there is a delay in taking the assets out of the country, since the value of the assets could decline during this period or the exchange rate to convert the assets into U.S. dollars could worsen.
Nationalization of Assets. Investments in foreign securities subject a fund to the risk that the company issuing the security may be nationalized. If the company is nationalized, the value of the company’s securities could decrease in value or even become worthless.
Settlement of Sales. Foreign countries, especially emerging market countries, may also have problems associated with settlement of sales. Such problems could cause a fund to suffer a loss if a security to be sold declines in value while settlement of the sale is delayed.
Investor Protection Standards. Foreign countries, especially emerging market countries, may have less stringent investor protection and disclosure standards than the U.S. Therefore, when making a decision to purchase a security for a fund, a subadviser may not be aware of problems associated with the company issuing the security and may not enjoy the same legal rights as those provided in the U.S.
Investment Company Securities
A fund may invest in securities of other investment companies. The total return on such investments will be reduced by the operating expenses and fees of such other investment companies, including advisory fees. Investments in closed-end funds may involve the payment of substantial premiums above the value of such investment companies’ portfolio securities.
Fund of Funds Risk Factors
Each Portfolio is a fund of funds and may invest in shares of the Underlying Funds. The following discussion provides information on the risks of investing in a Portfolio.
As permitted by Section 12 of the 1940 Act, the Portfolios invest in Underlying Funds and may reallocate or rebalance assets among the Underlying Funds.
From time to time, one or more of the Funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a Portfolio (“Rebalancings”), as effected by its subadviser, MFC Global Investment Management (U.S.A.) Limited (“MFC Global U.S.A.”). Shareholders should note that Rebalancings may affect the Funds. The Funds, subject to redemptions by a Portfolio, may find it necessary to sell securities; and the Funds that receive additional cash from a Portfolio will find it necessary to invest the cash. The impact of Rebalancings is likely to be greater when a Portfolio owns, redeems, or invests in, a substantial portion of a Fund. Rebalancings could affect the Funds, which could adversely affect their performance and, therefore, the performance of the Portfolios.
Both the Adviser and MFC Global U.S.A. will monitor the impact of Rebalancings on the Funds and attempt to minimize any such adverse impact, consistent with pursuing the investment objective of each Portfolio. However, there is no guarantee that the Adviser and MFC Global U.S.A. will be successful in doing so.
Possible Adverse Effects of Rebalancings on the Funds:
1. The Funds could be required to sell securities or to invest cash, at times when they may not otherwise desire to do so.
2. Rebalancings may increase brokerage and/or other transaction costs of the Funds.
3. When a Portfolio owns a substantial portion of a Fund, a large redemption by the Portfolio could cause that Fund’s expenses to increase and could result in its portfolio becoming too small to be economically viable.
4. Rebalancings could accelerate the realization of taxable capital gains in the Funds subject to large redemptions if sales of securities results in capital gains.
Both the Portfolios and the Funds are managed by the Adviser. MFC Global U.S.A., which is an affiliate of the Adviser, is the subadviser to each Portfolio and to certain of the Funds. Shareholders should note that the Adviser has the responsibility to oversee and monitor both the Portfolios and the Funds, and MFC Global U.S.A. has the responsibility to manage both the Portfolios and certain of the Funds. The Adviser and MFC Global U.S.A. will monitor the impact of Rebalancings on the Funds and attempt to minimize any adverse effect of the Rebalancings on the Funds, consistent with pursuing the investment objective of each Portfolio.
With respect to Rebalancings, shareholders should also note that MFC Global U.S.A., as the subadviser to both the Portfolios and certain of the Funds, may appear to have incentive to allocate more Portfolio assets to those Funds that it subadvises. However, the Adviser believes it has no financial incentive since the net amount of advisory fee retained after payment of the subadvisory fee is the same for all Funds although the Adviser’s ultimate controlling parent, MFC, may appear to have an incentive to do so since it also controls MFC Global U.S.A. The Adviser will monitor MFC Global U.S.A.’s allocation of Portfolio assets to the Funds to attempt to ensure that assets are not allocated to other MFC Global U.S.A. subadvised portfolios unless it is in the best interest of the Portfolio to do so. In addition, prior to appointing MFC Global U.S.A. as subadviser to a Fund, the Board of Trustees will consider the affiliation between the Adviser and MFC Global U.S.A. as one of its factors in approving such appointment.
Stripped Securities
Stripped securities are the separate income or principal components of a debt security. The risks associated with stripped securities are similar to those of other debt securities, although stripped securities may be more volatile, and the value of certain types of stripped securities may move in the same direction as interest rates. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations issued by the U.S. Treasury.
Mortgage-Backed and Asset-Backed Securities
Mortgage-Backed Securities. Mortgage-backed securities represent participating interests in pools of residential mortgage loans, which are guaranteed by the U.S. Government, its agencies or instrumentalities. However, the guarantee of these types of securities relates to the principal and interest payments and not the market value of such securities. In addition, the guarantee only relates to the mortgage-backed securities held by a fund and not the purchase of shares of a fund.
Mortgage-backed securities are issued by lenders such as mortgage bankers, commercial banks, and savings and loan associations. Such securities differ from conventional debt securities which provide for the periodic payment of interest in fixed amounts (usually semiannually) with principal payments at maturity or on specified dates. Mortgage-backed securities provide periodic payments which are, in effect, a “pass-through” of the interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. A mortgage-backed security will mature when all the mortgages in the pool mature or are prepaid. Therefore, mortgage-backed securities do not have a fixed maturity, and their expected maturities may vary when interest rates raise or fall.
When interest rates fall, homeowners are more likely to prepay their mortgage loans. An increased rate of prepayments on a fund’s mortgage-backed securities will result in an unforeseen loss of interest income to the fund as the fund may be required to reinvest assets at a lower interest rate. Because prepayments increase when interest rates fall, the prices of mortgaged-backed securities do not increase as much as other fixed-income securities when interest rates fall.
When interest rates rise, homeowners are less likely to prepay their mortgages loans. A decreased rate of prepayments lengthens the expected maturity of a mortgage-backed security. Therefore, the prices of mortgage-backed securities may decrease more than prices of other fixed-income securities when interest rates rise.
The yield of mortgage-backed securities is based on the average life of the underlying pool of mortgage loans. The actual life of any particular pool may be shortened by unscheduled or early payments of principal and interest. Principal prepayments may result from the sale of the underlying property or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to accurately predict the average life of a particular pool. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by a fund to differ from the yield calculated on the basis of the average life of the pool. In addition, if a fund purchases mortgage-backed securities at a premium, the premium may be lost in the event of early prepayment which may result in a loss to a fund.
Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates prepayments are likely to decline. Monthly interest payments received by a fund have a compounding effect, which will increase the yield to shareholders as compared to debt obligations that pay interest semiannually. Because of the reinvestment of prepayments of principal at current rates, mortgage-backed securities may be less effective than Treasury bonds of similar maturity at maintaining yields during periods of declining interest rates. Also, although the value of debt securities may increase as interest rates decline, the value of these pass-through type of securities may not increase as much due to their prepayment feature.

Collateralized Mortgage Obligations (“CMOs”). CMOs are issued in separate classes with different stated maturities. As the mortgage pool experiences prepayments, the pool pays off investors in classes with shorter maturities first. By investing in CMOs, a fund may manage the prepayment risk of mortgage-backed securities. However, prepayments may cause the actual maturity of a CMO to be substantially shorter than its stated maturity.
Asset-Backed Securities. Asset-backed securities include interests in pools of debt securities, commercial or consumer loans, or other receivables. The value of these securities depends on many factors, including changes in interest rates, the availability of information concerning the pool and its structure, the credit quality of the underlying assets, the market’s perception of the servicer of the pool, and any credit enhancement provided. In addition, asset-backed securities have prepayment risks similar to mortgage-backed securities.
Securities Linked to the Real Estate Market
Investing in securities of companies in the real estate industry subjects a fund to the risks associated with the direct ownership of real estate. These risks include:
-declines in the value of real estate;
-risks related to general and local economic conditions;
-possible lack of availability of mortgage funds;
-overbuilding;
-extended vacancies of properties;
-increased competition;
-increases in property taxes and operating expenses;
-change in zoning laws;
-losses due to costs resulting from the clean-up of environmental problems;
-liability to third parties for damages resulting from environmental problems;
-casualty or condemnation losses;
-limitations on rents;
-changes in neighborhood values and the appeal of properties to tenants; and
-changes in interest rates.
Therefore, for a fund investing a substantial amount of its assets in securities of companies in the real estate industry, the value of a fund’s shares may change at different rates compared to the value of shares of a fund with investments in a mix of different industries.
Securities of companies in the real estate industry include real estate investment trusts (“REITs”), including equity REITs and mortgage REITs. Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Further, equity and mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidations. In addition, equity and mortgage REITs could possibly fail to qualify for tax free pass-through of income under the Code, or to maintain their exemptions form registration under the 1940 Act. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.
In addition, even the larger REITs in the industry tend to be small to medium-sized companies in relation to the equity markets as a whole. See “Small and Medium Size Companies” for a discussion of the risks associated with investments in these companies.
Industry or Sector Investing
When a fund’s investments are concentrated in a particular industry or sector of the economy, they are not as diversified as the investments of most mutual funds and are far less diversified than the broad securities markets. This means that concentrated funds tend to be more volatile than other mutual funds, and the values of their investments tend to go up and down more rapidly. In addition, a fund that invests in a particular industry or sector is particularly susceptible to the impact of market, economic, regulatory and others factors affecting that industry or sector.

Internet-Related Investments. The value of companies engaged in Internet-related activities, which is a developing industry, is particularly vulnerable to: (a) rapidly changing technology; (b) extensive government regulation; and (c) relatively high risk of obsolescence caused by scientific and technological advances. In addition, companies engaged in Internet-related activities are difficult to value and many have high share prices relative to their earnings which they may not be able to maintain over the long-term. Moreover, many Internet companies are not yet profitable and will need additional financing to continue their operations. There is no guarantee that such financing will be available when needed. Since many Internet companies are start-up companies, the risks associated with investing in small companies are heightened for these companies. Any fund that invests a significant portion of its assets in Internet-related companies should be considered extremely risky even as compared to other funds that invest primarily in small company securities.
Financial Services Industry. A fund investing principally in securities of companies in the financial services industry is particularly vulnerable to events affecting that industry. Companies in the financial services industry include commercial and industrial banks, savings and loan associations and their holding companies, consumer and industrial finance companies, diversified financial services companies, investment banking, securities brokerage and investment advisory companies, leasing companies and insurance companies.
Banking. Commercial banks (including “money center” regional and community banks), savings and loan associations and holding companies of the foregoing are especially subject to adverse effects of volatile interest rates, concentrations of loans in particular industries (such as real estate or energy) and significant competition. The profitability of these businesses is to a significant degree dependent upon the availability and cost of capital funds. Economic conditions in the real estate market may have a particularly strong effect on certain banks and savings associations. Commercial banks and savings associations are subject to extensive federal and, in many instances, state regulation. Neither such extensive regulation nor the federal insurance of deposits ensures the solvency or profitability of companies in this industry, and there is no assurance against losses in securities issued by such companies.
Insurance. Insurance companies are particularly subject to government regulation and rate setting, potential anti-trust and tax law changes, and industry-wide pricing and competition cycles. Property and casualty insurance companies may also be affected by weather and other catastrophes. Life and health insurance companies may be affected by mortality and morbidity rates, including the effects of epidemics. Individual insurance companies may be exposed to reserve inadequacies, problems in investment portfolios (for example, due to real estate or “junk” bond holdings) and failures of reinsurance carriers.
Other Financial Services Companies. Many of the investment considerations discussed in connection with banks and insurance also apply to financial services companies. These companies are all subject to extensive regulation, rapid business changes, volatile performance dependent upon the availability and cost of capital, and prevailing interest rates and significant competition. General economic conditions significantly affect these companies. Credit and other losses resulting from the financial difficulty of borrowers or other third parties have a potentially adverse effect on companies in this industry. Investment banking, securities brokerage and investment advisory companies are particularly subject to government regulation and the risks inherent in securities trading and underwriting activities.
Telecommunications. Companies in the telecommunications sector are subject to the additional risks of rapid obsolescence, lack of standardization or compatibility with existing technologies, an unfavorable regulatory environment, and a dependency on patent and copyright protection. The prices of the securities of companies in the telecommunications sector may fluctuate widely due to both federal and state regulations governing rates of return and services that may be offered, fierce competition for market share, and competitive challenges in the U.S. from foreign competitors engaged in strategic joint ventures with U.S. companies, and in foreign markets from both U.S. and foreign competitors. In addition, recent industry consolidation trends may lead to increased regulation of telecommunications companies in their primary markets.
Utilities. Many utility companies, especially electric and gas and other energy related utility companies, are subject to various uncertainties, including: risks of increases in fuel and other operating costs; restrictions on operations and increased costs and delays as a result of environmental and nuclear safety regulations; coping with the general effects of energy conservation; technological innovations which may render existing plants, equipment or products obsolete; the potential impact of natural or man-made disasters; difficulty obtaining adequate returns on invested capital, even if frequent rate increases are approved by public service commissions; the high cost of obtaining financing during periods of inflation; difficulties of the capital markets in absorbing utility debt and equity securities; and increased competition.

For example, electric utilities in certain markets have experienced financial difficulties recently related to changes in regulations and price volatility in the oil and natural gas markets. Similar difficulties could arise for other types of utilities or in other regions. Because utility companies are faced with the same obstacles, issues and regulatory burdens, their securities may react similarly and more in unison to these or other market conditions.
Health Sciences. Companies in this sector are subject to the additional risks of increased competition within the health care industry, changes in legislation or government regulations, reductions in government funding, product liability or other litigation and the obsolescence of popular products. The prices of the securities of health sciences companies may fluctuate widely due to government regulation and approval of their products and services, which may have a significant effect on their price and availability. In addition, the types of products or services produced or provided by these companies may quickly become obsolete. Moreover, liability for products that are later alleged to be harmful or unsafe may be substantial and may have a significant impact on a company’s market value or share price.
Initial Public Offerings (“IPOs”)
IPOs may have a magnified impact on the performance of a fund with a small asset base. The impact of IPOs on a fund’s performance likely will decrease as the fund’s asset size increases, which could reduce the fund’s returns. IPOs may not be consistently available to a fund for investing, particularly as the fund’s asset base grows. IPO shares frequently are volatile in price due to the absence of a prior public market, the small number of shares available for trading and limited information about the issuer. Therefore, a fund may hold IPO shares for a very short period of time. This may increase the turnover of a fund and may lead to increased expenses for a fund, such as commissions and transaction costs. In addition, IPO shares can experience an immediate drop in value if the demand for the securities does not continue to support the offering price.
U.S. Government Securities
U.S. government securities are issued or guaranteed by the U.S. government or by an agency or instrumentality of the U.S. government. Not all U.S. government securities are backed by the full faith and credit of the United States. Some are supported only by the credit of the issuing agency or instrumentality, which depends entirely on its own resources to repay the debt. U.S. government securities that are backed by the full faith and credit of the United States include U.S. Treasuries and mortgage-backed securities guaranteed by the Government National Mortgage Association. Securities that are only supported by the credit of the issuing agency or instrumentality include those issued by Fannie Mae, the FHLBs and the Freddie Mac.
High Yield (High Risk) Securities
General. High yield securities are those rated below investment grade and comparable unrated securities. These securities offer yields that fluctuate over time, but generally are superior to the yields offered by higher rated securities. However, securities rated below investment grade also have greater risks than higher rated securities as described below.
Interest Rate Risk. To the extent a fund invests primarily in fixed-income securities, the NAV of the fund’s shares can be expected to change as general levels of interest rates fluctuate. However, the market values of securities rated below investment grade (and comparable unrated securities) tend to react less to fluctuations in interest rate levels than do those of higher-rated securities. Except to the extent that values are affected independently by other factors (such as developments relating to a specific issuer) when interest rates decline, the value of a fixed-income fund generally rise. Conversely, when interest rates rise, the value of a fixed-income fund will decline.
Liquidity. The secondary markets for high yield corporate and sovereign debt securities are not as liquid as the secondary markets for investment grade securities. The secondary markets for high yield debt securities are concentrated in relatively few market makers and participants are mostly institutional investors. In addition, the trading volume for high yield debt securities is generally lower than for investment grade securities. Furthermore, the secondary markets could contract under adverse market or economic conditions independent of any specific adverse changes in the condition of a particular issuer.
These factors may have an adverse effect on the ability of funds investing in high yield securities to dispose of particular portfolio investments. These factors also may limit funds that invest in high yield securities from obtaining accurate market quotations to value securities and calculate NAV. If a fund investing in high yield debt securities is not able to obtain precise or accurate market quotations for a particular security, it will be more difficult for the subadviser to value its investments.
Less liquid secondary markets may also affect a fund’s ability to sell securities at their fair value. Certain Funds may invest up to 15% of its net assets, measured at the time of investment, in illiquid securities. These securities may be more difficult to value and to sell at fair value. If the secondary markets for high yield debt securities are affected by adverse economic conditions, the proportion of a fund’s assets invested in illiquid securities may increase.
Non-Investment Grade Corporate Debt Securities. While the market values of securities rated below investment grade (and comparable unrated securities) tend to react less to fluctuations in interest rate levels than do those of higher-rated securities, the market values of non-investment grade corporate debt securities tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities.
In addition, these securities generally present a higher degree of credit risk. Issuers of these securities are often highly leveraged and may not have more traditional methods of financing available to them. Therefore, their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such issuers is significantly greater than with investment grade securities because such securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness.
Non-Investment Grade Foreign Sovereign Debt Securities. Investing in non-investment grade foreign sovereign debt securities will expose a fund to the consequences of political, social or economic changes in the developing and emerging market countries that issue the securities. The ability and willingness of sovereign obligors in these countries to pay principal and interest on such debt when due may depend on general economic and political conditions within the relevant country. Developing and emerging market countries have historically experienced (and may continue to experience) high inflation and interest rates, exchange rate trade difficulties, extreme poverty and unemployment. Many of these countries are also characterized by political uncertainty or instability.
The ability of a foreign sovereign obligor to make timely payments on its external debt obligations will also be strongly influenced by:
-the obligor’s balance of payments, including export performance;
-the obligor’s access to international credits and investments;
-fluctuations in interest rates; and
-the extent of the obligor’s foreign reserves.
Obligor’s Balance of Payments. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports. To the extent that a country receives payment for its exports in currencies other than dollars, its ability to make debt payments denominated in dollars could be adversely affected.
Obligor’s Access to International Credits and Investments. If a foreign sovereign obligor cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks, and multilateral organizations, and inflows of foreign investment. The commitment on the part of these entities to make such disbursements may be conditioned on the government’s implementation of economic reforms and/or economic performance and the timely service of its obligations. Failure in any of these efforts may result in the cancellation of these third parties’ lending commitments, thereby further impairing the obligor’s ability or willingness to service its debts on time.
Obligor’s Fluctuations in Interest Rates. The cost of servicing external debt is generally adversely affected by rising international interest rates since many external debt obligations bear interest at rates, which are adjusted based upon international interest rates.
Obligor’s Foreign Reserves. The ability to service external debt will also depend on the level of the relevant government’s international currency reserves and its access to foreign exchange. Currency devaluations may affect the ability of a sovereign obligor to obtain sufficient foreign exchange to service its external debt.

The Consequences of a Default. As a result of the previously listed factors, a governmental obligor may default on its obligations. If a default occurs, a fund holding foreign sovereign debt securities may have limited legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of the foreign sovereign debt securities to obtain recourse may be subject to the political climate in the relevant country. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign sovereign debt obligations in the event of default under their commercial bank loan agreements.
Sovereign obligors in developing and emerging countries are among the world’s largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. These obligors have in the past experienced substantial difficulties in servicing their external debt obligations. This difficulty has led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things:
-reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds; and
-obtaining new credit to finance interest payments.
Holders of certain foreign sovereign debt securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the Brady Bonds and other foreign sovereign debt securities in which a fund may invest will not be subject to similar restructuring arrangements or to requests for new credit which may adversely affect a fund’s holdings. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.
Securities in the Lowest Rating Categories. Certain debt securities in which a fund may invest may have (or be considered comparable to securities having) the lowest ratings for non-subordinated debt instruments assigned by Moody’s or S&P. These securities are rated Caa or lower by Moody’s or CCC or lower by S&P. These securities are considered to have the following characteristics:
-extremely poor prospects of ever attaining any real investment standing;
-current identifiable vulnerability to default;
-unlikely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions;
-are speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations; and/or
-are default or not current in the payment of interest or principal.
Accordingly, it is possible that these types of characteristics could, in certain instances, reduce the value of securities held by a fund with a commensurate effect on the value of the fund’s shares.
HEDGING AND OTHER STRATEGIC TRANSACTIONS
Hedging refers to protecting against possible changes in the market value of securities a portfolio already owns or plans to buy or protecting unrealized gains in the fund. These strategies may also be used to gain exposure to a particular market. The hedging and other strategic transactions which may be used by a fund, consistent with their investment objectives and policies, are described below:
-exchange-listed and OTC put and call options on securities, financial futures contracts, currencies, fixed income indices and other financial instruments;
-financial futures contracts (including stock index futures);
-interest rate transactions*;
-currency transactions**;
-swaps (including interest rate, index, equity, credit default swaps and currency swaps); and
-structured notes, including hybrid or “index” securities.

*	A fund’s interest rate transactions may take the form of swaps, caps, floors and collars.

**	A fund’s currency transactions may take the form of currency forward contracts, currency futures contracts, currency swaps and options on currencies or currency futures contracts.

Hedging and Other Strategic Transactions may be used for the following purposes:
-to attempt to protect against possible changes in the market value of securities held or to be purchased by a fund resulting from securities markets or currency exchange rate fluctuations;
-to protect a fund’s unrealized gains in the value of its securities;
-to facilitate the sale of a fund’s securities for investment purposes;
-to manage the effective maturity or duration of a fund’s securities;
-to establish a position in the derivatives markets as a method of gaining exposure to a particular market; or
-to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.
General Characteristics of Options
Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Many hedging and other strategic transactions involving options require segregation of portfolio assets in special accounts, as described under “Use of Segregated and Other Special Accounts.”
Put Options. A put option gives the purchaser of the option, upon payment of a premium, the right to sell (and the writer the obligation to buy) the underlying security, commodity, index, currency or other instrument at the exercise price. A fund’s purchase of a put option on a security, for example, might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value of such instrument by giving a fund the right to sell the instrument at the option exercise price.
If and to the extent authorized to do so, a fund may purchase and sell put options on securities (whether or not it holds the securities in its portfolio) and on securities indices, currencies and futures contracts. A Fund will not sell put options if, as a result, more than 50% of the Fund’s assets would be required to be segregated to cover its potential obligations under put options other than those with respect to futures contracts.
Risk of Selling Put Options. In selling put options, a fund faces the risk that it may be required to buy the underlying security at a disadvantageous price above the market price.
Call Options. A call option, upon payment of a premium, gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A fund’s purchase of a call option on an underlying instrument might be intended to protect a fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase the instrument. An “American” style put or call option may be exercised at any time during the option period, whereas a “European” style put or call option may be exercised only upon expiration or during a fixed period prior to expiration.
Partial Hedge or Income to the Fund. If a fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments held by a fund or will increase a fund’s income. Similarly, the sale of put options can also provide fund gains.
Covering of Options. All call options sold by a fund must be “covered” (that is, the fund must own the securities or futures contract subject to the call or must otherwise meet the asset segregation requirements described below for so long as the call is outstanding).
Risk of Selling Call Options. Even though a fund will receive the option premium to help protect it against loss, a call option sold by a fund will expose the fund during the term of the option to possible loss of the opportunity to sell the underlying security or instrument with a gain.
Exchange-listed Options. Exchange-listed options are issued by a regulated intermediary such as the Options Clearing Corporation (“OCC”), which guarantees the performance of the obligations of the parties to the options. The discussion below uses the OCC as an example but is also applicable to other similar financial intermediaries.
OCC-issued and exchange-listed options, with certain exceptions, generally settle by physical delivery of the underlying security or currency, although in the future, cash settlement may become available. Index options and Eurodollar instruments (which are described below under “Eurodollar Instruments”) are cash settled for the net amount, if any, by which the option is “in-the-money” at the time the option is exercised. “In-the-money” means the amount by which the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.
A fund’s ability to close out its position as a purchaser or seller of an OCC-issued or exchange-listed put or call option is dependent, in part, upon the liquidity of the particular option market. Among the possible reasons for the absence of a liquid option market on an exchange are:
-insufficient trading interest in certain options;
-restrictions on transactions imposed by an exchange;
-trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities, including reaching daily price limits;
-interruption of the normal operations of the OCC or an exchange;
-inadequacy of the facilities of an exchange or the OCC to handle current trading volume; or
-a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although any such outstanding options on that exchange would continue to be exercisable in accordance with their terms.
The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that would not be reflected in the corresponding option markets.
OTC Options. OTC options are purchased from or sold to counterparties such as securities dealers, financial institutions through direct bilateral agreement with the counterparty. In contrast to exchange-listed options, which generally have standardized terms and performance mechanics, all of the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guaranties and security, are determined by negotiation of the parties. It is anticipated that any fund authorized to use OTC options will generally only enter into OTC options that have cash settlement provisions, although it will not be required to do so.
Unless the parties provide for it, no central clearing or guaranty function is involved in an OTC option. As a result, if a counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with a fund or fails to make a cash settlement payment due in accordance with the terms of that option, the fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Thus, the subadviser must assess the creditworthiness of each such counterparty or any guarantor or credit enhancement of the counterparty’s credit to determine the likelihood that the terms of the OTC option will be met. A fund will enter into OTC option transactions only with U.S. Government securities dealers recognized by the Federal Reserve Bank of New York as “primary dealers,” or broker-dealers, domestic or foreign banks, or other financial institutions that are deemed creditworthy by the subadviser. In the absence of a change in the current position of the SEC’s staff, OTC options purchased by a fund and the amount of the fund’s obligation pursuant to an OTC option sold by the fund (the cost of the sell-back plus the in-the-money amount, if any) or the value of the assets held to cover such options will be deemed illiquid.
Types of Options That May Be Purchased. A Fund may purchase and sell call options on securities indices, currencies, and futures contracts, as well as and on Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the OTC markets.
A Fund reserves the right to invest in options on instruments and indices, which may be developed in the future to the extent consistent with applicable law, the investment objective and the restrictions set forth herein.
General Characteristics of Futures Contracts and Options on Futures Contracts
A Fund may trade financial futures contracts (including stock index futures contracts which are described below) or purchase or sell put and call options on those contracts for the following purposes:
-as a hedge against anticipated interest rate, currency or market changes;
-for duration management;

-for risk management purposes; and
-to gain exposure to a securities market.
Futures contracts are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by a fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to certain instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract and obligates the seller to deliver that position.
With respect to futures contracts that are not legally required to “cash settle,” a fund may cover the open position by setting aside or earmarking liquid assets in an amount equal to the market value of the futures contract. With respect to futures that are required to “cash settle”, such as Eurodollar, UK 90 day and Euribor futures; however, a fund is permitted to set aside or earmark liquid assets in an amount equal to the fund’s daily marked to market (net) obligation, if any, (in other words, the fund’s daily net liability, if any) rather than the market value of the futures contract. By setting aside assets equal to only its net obligation under cash-settled futures contracts, a fund will have the ability to employ such futures contracts to a greater extent than if the fund were required to segregate assets equal to the full market value of the futures contract.
Use Will Be Consistent with Applicable Regulatory Requirements. A fund’s use of financial futures contracts and options thereon will in all cases be consistent with applicable regulatory requirements and in particular with the rules and regulations of the CFTC and will be entered into primarily for bona fide hedging, risk management (including duration management) or to attempt to increase income or gains.
Margin. Maintaining a futures contract or selling an option on a futures contract will typically require a fund to deposit with a financial intermediary, as security for its obligations, an amount of cash or other specified assets (“initial margin”) that initially is from 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (“variation margin”) may be required to be deposited thereafter daily as the mark-to-market value of the futures contract fluctuates. The purchase of an option on a financial futures contract involves payment of a premium for the option without any further obligation on the part of a fund. If a fund exercises an option on a futures contract it will be obligated to post initial margin (and potentially variation margin) for the resulting futures position just as it would for any futures position.
Settlement. Futures contracts and options thereon are generally settled by entering into an offsetting transaction, but no assurance can be given that a position can be offset prior to settlement or that delivery will occur.
Value of Futures Contracts Sold by a Fund. The value of all futures contracts sold by a Fund (adjusted for the historical volatility relationship between such fund and the contracts) will not exceed the total market value of the fund’s securities.
Stock Index Futures
Definition. A stock index futures contract (an “Index Future”) is a contract to buy a certain number of units of the relevant index at a specified future date at a price agreed upon when the contract is made. A unit is the value at a given time of the relevant index.
Uses of Index Futures. Below are some examples of how Index Futures may be used:
-In connection with a fund’s investment in common stocks, a fund may invest in Index Futures while the subadviser seeks favorable terms from brokers to effect transactions in common stocks selected for purchase.
-A fund may also invest in Index Futures when a subadviser believes that there are not enough attractive common stocks available to maintain the standards of diversity and liquidity set for the fund’s pending investment in such stocks when they do become available.
-Through the use of Index Futures, a fund may maintain a pool of assets with diversified risk without incurring the substantial brokerage costs which may be associated with investment in multiple issuers. This may permit a fund to avoid potential market and liquidity problems (e.g., driving up or forcing down the price by quickly purchasing or selling shares of a portfolio security), which may result from increases or decreases in positions already held by a fund.
-A fund may also invest in Index Futures in order to hedge its equity positions.

Hedging and other strategic transactions involving futures contracts and options on futures contracts will be purchased, sold or entered into primarily for bona fide hedging, risk management or appropriate fund management purposes including gaining exposure to a particular securities market. None of the funds will act as a “commodity pool” (i.e., a pooled investment vehicle, which trades in commodity futures contracts and options thereon and the operator of which is registered with the CFTC).
Options on Securities Indices and Other Financial Indices (“Options on Financial Indices”)
Description of Options on Financial Indices. Options on Financial Indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, Options on Financial Indices settle by cash settlement. Cash settlement means that the holder has the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call (or is less than, in the case of a put) the exercise price of the option. This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments comprising the market or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case for options on securities. In the case of an OTC option, physical delivery may be used instead of cash settlement. By purchasing or selling Options on Financial Indices, a fund can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments.
Yield Curve Options
A fund may also enter into options on the “spread,” or yield differential, between two fixed income securities, in transactions referred to as “yield curve” options. In contrast to other types of options, a yield curve option is based on the difference between the yields of designated securities, rather than the prices of the individual securities, and is settled through cash payments. Accordingly, a yield curve option is profitable to the holder if this differential widens (in the case of a call) or narrows (in the case of a put), regardless of whether the yields of the underlying securities increase or decrease.
Yield curve options may be used for the same purposes as other options on securities. Specifically, a fund may purchase or write such options for hedging purposes. For example, a fund may purchase a call option on the yield spread between two securities, if it owns one of the securities and anticipates purchasing the other security and wants to hedge against an adverse change in the yield spread between the two securities. A fund may also purchase or write yield curve options for other than hedging purposes (i.e., in an effort to increase its current income) if, in the judgment of the subadviser, the fund will be able to profit from movements in the spread between the yields of the underlying securities. The trading of yield curve options is subject to all of the risks associated with the trading of other types of options. In addition, however, such options present risk of loss even if the yield of one of the underlying securities remains constant, if the spread moves in a direction or to an extent which was not anticipated. Yield curve options written by a fund will be “covered.” A call (or put) option is covered if a fund holds another call (or put) option on the spread between the same two securities and owns liquid and unencumbered assets sufficient to cover the fund’s net liability under the two options. Therefore, a fund’s liability for such a covered option is generally limited to the difference between the amounts of the fund’s liability under the option written by the fund less the value of the option held by it. Yield curve options may also be covered in such other manner as may be in accordance with the requirements of the counterparty with which the option is traded and applicable laws and regulations. Yield curve options are traded over-the-counter.
Currency Transactions
A fund may engage in currency transactions with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value. Currency transactions include:
-forward currency contracts;
-exchange-listed currency futures contracts and options thereon;
-exchange-listed and OTC options on currencies; and
-currency swaps.

A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described under “Swap Agreements and Options on Swap Agreements”. A fund may enter into currency transactions only with counterparties that are deemed creditworthy by the subadviser.
A fund’s dealings in forward currency contracts and other currency transactions such as futures contracts, options, options on futures contracts and swaps will be limited to hedging and similar purposes, including transaction hedging, position hedging, cross hedging and proxy hedging. A fund may also use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuation from one country to another.
A fund may also engage in non-deliverable forward transactions to manage currency risk or to gain exposure to a currency without purchasing securities denominated in that currency. A non-deliverable forward is a transaction that represents an agreement between a fund and a counterparty (usually a commercial bank) to buy or sell a specified (notional) amount of a particular currency at an agreed upon foreign exchange rate on an agreed upon future date. Unlike other currency transactions, there is no physical delivery of the currency on the settlement of a non-deliverable forward transaction. Rather, the fund and the counterparty agree to net the settlement by making a payment in U.S. dollars or another fully convertible currency that represents any differential between the foreign exchange rate agreed upon at the inceptions of the non-deliverable forward agreement and the actual exchange rate on the agreed upon future date. Thus, the actual gain or loss of a given non-deliverable forward transaction is calculated by multiplying the transaction’s notional amount by the difference between the agreed upon forward exchange rate and the actual exchange rate when the transaction is completed.
When a fund enters into a non-deliverable forward transaction, its custodian will place segregated assets in a segregated account of the fund in an amount not less than the value of the fund’s total assets committed to the consummation of such non-deliverable forward transaction. If the additional segregated assets placed in the segregated account decline in value or the amount of the fund’s commitment increases because of changes in currency rates, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the fund’s commitments under the non-deliverable forward agreement.
Since a fund generally may only close out a non-deliverable forward with the particular counterparty, there is a risk that the counterparty will default on its obligation to pay under the agreement. If the counterparty defaults, the fund will have contractual remedies pursuant to the agreement related to the transaction, but there is no assurance that contract counterparties will be able to meet their obligations pursuant to such agreements or that, in the event of a default, the fund will succeed in pursuing contractual remedies. The fund thus assumes the risk that it may be delayed or prevented from obtaining payments owed to it pursuant to non-deliverable forward transactions.
In addition, where the currency exchange rates that are the subject of a given non-deliverable forward transaction do not move in the direction or to the extent anticipated, a fund could sustain losses on the non-deliverable forward transaction. A fund’s investment in a particular non-deliverable forward transaction will be affected favorably or unfavorably by factors that affect the subject currencies, including economic, political and legal developments that impact the applicable countries, as well as exchange control regulations of the applicable countries. These risks are heightened when a non-deliverable forward transaction involves currencies of emerging market countries because such currencies can be volatile and there is a greater risk that such currencies will be devalued against the U.S. dollar or other currencies.
Transaction Hedging. Transaction hedging involves entering into a currency transaction with respect to specific assets or liabilities of a fund, which will generally arise in connection with the purchase or sale of the portfolio’s securities or the receipt of income from them.
Position Hedging. Position hedging involves entering into a currency transaction with respect to fund securities positions denominated or generally quoted in that currency.
Cross Hedging. A fund may cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to increase or decline in value relative to other currencies to which the fund has or in which the fund expects to have exposure.
Proxy Hedging. To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of its securities, a fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which a fund’s holdings are exposed is generally difficult to hedge or specifically difficult to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency, the changes in the value of which are generally considered to be linked to a currency or currencies in which some or all of a fund’s securities are or are expected to be denominated, and to buy dollars. The amount of the contract would not exceed the market value of the fund’s securities denominated in linked currencies.
Risk of Currency Transactions. Currency transactions are subject to risks different from other Fund transactions, as discussed below under “Risk Factors.” If a Fund enters into a currency hedging transaction, the Fund will comply with the asset segregation requirements described below under “Use of Segregated and Other Special Accounts.”
Combined Transactions
Multiple transactions include multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts), multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although a fund will normally enter into combined transactions to reduce risk or otherwise more effectively achieve the desired fund management goal, it is possible that the combination will instead increase the risks or hinder achievement of the fund’s objective.
Swap Agreements and Options on Swap Agreements
Among the hedging and other strategic transactions into which a fund may be authorized to enter are swap transactions, including, but not limited to, swap agreements on interest rates, security or commodity indexes, specific securities and commodities, and credit and event-linked swaps. To the extent a Fund may invest in foreign currency-denominated securities, it may also invest in currency exchange rate swap agreements.
To obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible are reasons to enter into a swap transaction.
Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities or commodities representing a particular index. A “quanto” or “differential” swap combines both an interest rate and a currency transaction. Other forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. Consistent with a fund’s investment objectives and general investment polices, a fund may invest in commodity swap agreements. For example, an investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, a fund will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. If the commodity swap is for one period, a fund may pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is more than one period, with interim swap payments, a fund may pay an adjustable or floating fee. With a “floating” rate, the fee may be pegged to a base rate, such as the London Interbank Offered Rate, and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, a fund may be required to pay a higher fee at each swap reset date.

A swap agreement (“Swap Option”) is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. A fund may also write (sell) and purchase put and call Swap Options.
Depending on the terms of the particular option agreement, a fund will generally incur a greater degree of risk when it writes a Swap Option than it will incur when it purchases a Swap Option. When a fund purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when the fund writes a Swap Option, upon exercise of the option the fund will become obligated according to the terms of the underlying agreement. Most other types of swap agreements entered into by a fund would calculate the obligations of the parties to the agreement on a “net basis”. Consequently, a fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A fund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation or “earmarking” of liquid assets, to avoid any potential leveraging of a fund’s portfolio. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of a fund’s investment restriction concerning senior securities. No Fund will enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the fund’s total assets.
The credit default swap agreement may have as reference obligations one or more securities that are not currently held by a fund. The protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A fund may be either the buyer or seller in the transaction. If a fund is a buyer and no credit event occurs, the fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a fund would effectively add leverage to the fund because, in addition to its total net assets, the fund would be subject to investment exposure on the notional amount of the swap.
Credit default swap agreements involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. A fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the fund). In connection with credit default swaps in which a fund is the buyer, the fund will segregate or “earmark” cash or liquid assets determined, or enter into certain offsetting positions, with a value at least equal to the fund’s exposure (any accrued but unpaid net amounts owed by the fund to any counterparty), on a mark-to-market basis. In connection with credit default swaps in which a fund is the seller, the fund will segregate or “earmark” cash or liquid assets, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the fund). Such segregation or “earmarking” will ensure that the fund has assets available to satisfy its obligations with respect to the transaction and will limit any potential leveraging of the fund’s portfolio. Such segregation or “earmarking” will not limit the fund’s exposure to loss.
Whether a fund’s use of swap agreements or Swap Options will be successful in furthering its investment objective of total return will depend on the subadviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness. Certain restrictions imposed on a fund by the Code may limit its ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.
Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index but also of the swap itself, without the benefit of observing the performance of the swap under all possible market conditions. Swap agreements may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. If a swap transaction is particularly large or if the relevant market is illiquid (as is the case with many OTC swaps), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. In addition, a swap transaction may be subject to a fund’s limitation on investments in illiquid securities.
Like most other investments, swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to a fund’s interest. A fund bears the risk that the subadviser will not accurately forecast future market trends or the values of assets, reference rates, indexes, or other economic factors in establishing swap positions for it. If a subadviser attempts to use a swap as a hedge against, or as a substitute for, the fund investment, the fund will be exposed to the risk that the swap will have or will develop imperfect or no correlation with the fund investment. This could cause substantial losses for a fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments.
Many swaps are complex and often valued subjectively. Certain swap agreements are exempt from most provisions of the Commodity Exchange Act (“CEA”) and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations approved by the CFTC.
To qualify for this exemption, a swap agreement must be entered into by “eligible participants,” which includes the following, provided the participants’ total assets exceed established levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the 1940 Act, commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commission merchant, natural person, or regulated foreign person. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employee benefit plans must have assets exceeding $5 million. In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms. Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms. Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.
This exemption is not exclusive, and participants may continue to rely on existing exclusions for swaps, such as the Policy Statement issued in July 1989 which recognized a safe harbor for swap transactions from regulation as futures or commodity option transactions under the CEA or its regulations. The Policy Statement applies to swap transactions settled in cash that (1) have individually tailored terms, (2) lack exchange-style offset and the use of a clearing organization or margin system, (3) are undertaken in conjunction with a line of business, and (4) are not marketed to the public.
Eurodollar Instruments
Investments in Eurodollar instruments are typically dollar-denominated futures contracts or options on those contracts that are linked to the LIBOR. In addition, foreign currency denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.
Risk of Hedging and Other Strategic Transactions
Hedging and Other Strategic Transactions have special risks associated with them, including:

-possible default by the counterparty to the transaction;
-markets for the securities used in these transactions could be illiquid; and
-to the extent the subadviser’s assessment of market movements is incorrect, the risk that the use of the hedging and other strategic transactions could result in losses to the Fund.
Losses resulting from the use of Hedging and Other Strategic Transactions will reduce a fund’s NAV, and possibly income. Losses can be greater than if Hedging and Other Strategic Transactions had not been used.
Options and Futures Transactions. Options transactions are subject to the following additional risks:
-option transactions could force the sale or purchase of fund securities at inopportune times or for prices higher than current market values (in the case of put options) or lower than current market values (in the case of call options), or could cause a fund to hold a security it might otherwise sell (in the case of a call option); and
-options markets could become illiquid in some circumstances and certain OTC options could have no markets. As a result, in certain markets, a fund might not be able to close out a transaction without incurring substantial losses.
Futures transactions are subject to the following additional risks:
-The degree of correlation between price movements of futures contracts and price movements in the related securities position of a fund could create the possibility that losses on the hedging instrument are greater than gains in the value of the fund’s position.
-Futures markets could become illiquid. As a result, in certain markets, a fund might not be able to close out a transaction without incurring substantial losses.
Although a fund’s use of futures and options for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, it will tend, at the same time, to limit the potential gain that might result from an increase in value.
Currency Hedging. In addition to the general risks of hedging and other strategic transactions described above, currency hedging transactions have the following risks:
-Currency hedging can result in losses to a fund if the currency being hedged fluctuates in value to a degree or direction that is not anticipated.
-Proxy hedging involves determining the correlation between various currencies. If the subadviser’s determination of this correlation is incorrect, a fund’s losses could be greater than if the proxy hedging were not used.
-Foreign government exchange controls and restrictions on repatriation of currency can negatively affect currency transactions. These forms of governmental actions can result in losses to a fund if it is unable to deliver or receive currency or monies to settle obligations. Such governmental actions could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs.
Currency Futures Contracts and Options on Currency Futures Contracts. Currency futures contracts are subject to the same risks that apply to the use of futures contracts generally. In addition, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures contracts is relatively new, and the ability to establish and close out positions on these options is subject to the maintenance of a liquid market that may not always be available.
Risks of Hedging and Other Strategic Transactions Outside the United States
When conducted outside the United States, hedging and other strategic transactions will not only be subject to the risks described above but could also be adversely affected by:
-foreign governmental actions affecting foreign securities, currencies or other instruments;
-less stringent regulation of these transactions in many countries as compared to the United States;
-the lack of clearing mechanisms and related guarantees in some countries for these transactions;
-more limited availability of data on which to make trading decisions than in the United States;
-delays in a fund’s ability to act upon economic events occurring in foreign markets during non-business hours in the United States;
-the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States; and
-lower trading volume and liquidity.

Use of Segregated and Other Special Accounts
Use of extensive hedging and other strategic transactions by a fund will require, among other things, that the fund segregate cash, liquid high grade debt obligations or other assets with its custodian, or a designated subcustodian, to the extent the fund’s obligations are not otherwise “covered” through ownership of the underlying security, financial instrument or currency.
In general, either the full amount of any obligation by a fund to pay or deliver securities or assets must be covered at all times by (a) holding the securities, instruments or currency required to be delivered, or (b) subject to any regulatory restrictions, segregating an amount of cash or other liquid asset at least equal to the current amount of the obligation. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. Some examples of cover requirements are set forth below.
Call Options. A call option on securities written by a fund will require the fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate cash or other liquid assets sufficient to purchase and deliver the securities if the call is exercised. A call option sold by a fund on an index will require the fund to own portfolio securities that correlate with the index or to segregate cash or other liquid assets equal to the excess of the index value over the exercise price on a current basis.
Put Options. A put option on securities written by a fund will require the fund to segregate cash or other liquid assets equal to the exercise price.
OTC Options. OTC options entered into by a fund, including those on securities, currency, financial instruments or indices, and OTC-issued and exchange-listed index options will generally provide for cash settlement, although a fund will not be required to do so. As a result, when a fund sells these instruments it will segregate an amount of cash or other liquid assets equal to its obligations under the options. OTC-issued and exchange-listed options sold by a fund other than those described above generally settle with physical delivery, and the fund will segregate an amount of cash or liquid high grade debt securities equal to the full value of the option. OTC options settling with physical delivery or with an election of either physical delivery or cash settlement will be treated the same as other options settling with physical delivery.
Currency Contracts. Except when a fund enters into a forward contract in connection with the purchase or sale of a security denominated in a foreign currency or for other non-speculative purposes, which requires no segregation, a currency contract that obligates the fund to buy or sell a foreign currency will generally require the fund to hold an amount of that currency or liquid securities denominated in that currency equal to a fund’s obligations or to segregate cash or other liquid assets equal to the amount of the fund’s obligations.
Futures Contracts and Options on Futures Contracts. In the case of a futures contract or an option on a futures contract, a fund must deposit initial margin and, in some instances, daily variation margin, in addition to segregating assets sufficient to meet its obligations under the contract. These assets may consist of cash, cash equivalents, liquid debt, equity securities or other acceptable assets.
Swaps. A fund will calculate the net amount, if any, of its obligations relating to swaps on a daily basis and will segregate an amount of cash or other liquid assets having an aggregate value at least equal to this net amount.
Caps, Floors and Collars. Caps, floors and collars require segregation of assets with a value equal to a fund’s net obligation, if any.
Hedging and other strategic transactions may be covered by means other than those described above when consistent with applicable regulatory policies. A fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation. A fund could purchase a put option, for example, if the exercise price of that option is the same or higher than the exercise price of a put option sold by the fund. In addition, if it holds a futures contracts or forward contract, a fund could, instead of segregating assets, purchase a put option on the same futures contract or forward contract with an exercise price as high or higher than the price of the contract held. Other hedging and strategic transactions may also be offset in combinations. If the offsetting transaction terminates on or after the time the primary transaction terminates, no segregation is required, but if it terminates prior to that time, assets equal to any remaining obligation would need to be segregated.

Other Limitations
No Fund will maintain open short positions in futures contracts, call options written on futures contracts, and call options written on securities indices if, in the aggregate, the current market value of the open positions exceeds the current market value of that portion of its securities portfolio being hedged by those futures and options, plus or minus the unrealized gain or loss on those open positions. The gain or loss on these open positions will be adjusted for the historical volatility relationship between that portion of the fund and the contracts (e.g., the Beta volatility factor). In the alternative, however, a Fund could maintain sufficient liquid assets in a segregated account equal at all times to the current market value of the open short position in futures contracts, call options written on futures contracts and call options written on securities indices, subject to any other applicable investment restrictions.
For purposes of this limitation, to the extent a Fund has written call options on specific securities in that portion of its portfolio, the value of those securities will be deducted from the current market value of that portion of the securities portfolio. If this limitation should be exceeded at any time, the Fund will take prompt action to close out the appropriate number of open short positions to bring its open futures and options positions within this limitation.
INVESTMENT RESTRICTIONS
There are two classes of investment restrictions to which JHF II is subject in implementing the investment policies of the Portfolios: (a) fundamental and (b) nonfundamental. Fundamental restrictions may only be changed by a vote of the lesser of (i) 67% or more of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares. Nonfundamental restrictions are subject to change by the Trustees of a Portfolio without shareholder approval.
When submitting an investment restriction change to the holders of the Portfolio’s outstanding voting securities, the matter shall be deemed to have been effectively acted upon with respect to a particular Portfolio if a majority of the outstanding voting securities of the Portfolio vote for the approval of the matter, notwithstanding (1) that the matter has not been approved by the holders of a majority of the outstanding voting securities of any other Portfolio affected by the matter, and (2) that the matter has not been approved by the vote of a majority of the outstanding voting securities of the JHF II.
Restrictions (1) through restriction (7) are fundamental. Restrictions (8) through (11) are non-fundamental.
Fundamental
A Portfolio may not issue senior securities, except to the extent that the borrowing of money in accordance with restriction (3) below may constitute the issuance of a senior security. (For purposes of this restriction, purchasing securities on a when-issued, forward commitment or delayed delivery basis and engaging in hedging and other strategic transactions will not be deemed to constitute the issuance of a senior security.) In addition, unless a Portfolio is specifically excepted by the terms of a restriction:
(1) Each Portfolio may not concentrate its investments in a particular industry, as that term is used in the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.
(2) Each Portfolio may not borrow money, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.
(3) Each Portfolio may not engage in the business of underwriting securities issued by others, except to the extent that a Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities.
(4) Each Portfolio may not purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that each Portfolio reserves freedom of action to hold and to sell real estate acquired as a result of the Portfolio’s ownership of securities.
(5) Each Portfolio may not purchase or sell commodities, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

(6) Each Portfolio may not make loans except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.
(7) Each Portfolio may not issue senior securities, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.
Non-Fundamental
Unless a Portfolio is specifically excepted by the terms of a restriction, each Portfolio will not:
(8) Knowingly invest more than 15% of the value of its net assets in securities or other investments, including repurchase agreements maturing in more than seven days but excluding master demand notes, which are not readily marketable.
(9) Make short sales of securities or maintain a short position, if, when added together, more than 25% of the value of the Portfolio’s net assets would be (i) deposited as collateral for the obligation to replace securities borrowed to effect short sales and (ii) allocated to segregated accounts in connection with short sales, except that it may obtain such short-term credits as may be required to clear transactions. For purposes of this restriction, collateral arrangements with respect to hedging and other strategic transactions will not be deemed to involve the use of margin. Short sales “against-the-box” are not subject to this limitation.
(10) Purchase securities for the purpose of exercising control or management.
(11) Pledge, hypothecate, mortgage or transfer (except as provided in restriction (7)) as security for indebtedness any securities held by a Portfolio, except in an amount of not more than 10% of the value of the Portfolio’s total assets and then only to secure borrowings permitted by restrictions (2) and (9). For purposes of this restriction, collateral arrangements with respect to hedging and other strategic transactions will not be deemed to involve a pledge of assets.
If a percentage restriction is adhered to at the time of an investment, a later increase or decrease in the investment’s percentage of the value of a Portfolio’s total assets resulting from a change in such values or assets will not constitute a violation of the percentage restriction. Any subsequent change in a rating assigned by any rating service to a security (or, if unrated, any change in the subadviser’s assessment of the security), or change in the percentage of Portfolio assets invested in certain securities or other instruments, or change in the average duration of a Portfolio’s investment portfolio, resulting from market fluctuations or other changes in a Portfolio’s total assets will not require a Portfolio to dispose of an investment until the subadviser determines that it is practicable to sell or close out the investment without undue market or tax consequences to the Portfolio. In the event that rating services assign different ratings to the same security, the subadviser will determine which rating it believes best reflects the security’s quality and risk at that time, which may be the higher of the several assigned ratings.
PORTFOLIO TURNOVER
The annual rate of portfolio turnover will normally differ for each Portfolio and may vary from year to year as well as within a year. A high rate of portfolio turnover (100% or more) generally involves correspondingly greater brokerage commission expenses, which must be borne directly by the fund. Portfolio turnover is calculated by dividing the lesser of purchases or sales of fund securities during the fiscal year by the monthly average of the value of the Portfolio’s securities. (Excluded from the computation are all securities, including options, with maturities at the time of acquisition of one year or less).
THOSE RESPONSIBLE FOR MANAGEMENT
The business of JHF II, an open-end management investment company, is managed by its Board of Trustees, including certain Trustees who are not “interested persons” of the Portfolios (as defined by the 1940 Act) (the “Independent Trustees”). The Trustees elect officers who are responsible for the day-to-day operations of the Portfolios and who execute policies formulated by the Trustees. Several of the Trustees and officers of JHF II are also officers or Directors of the Adviser, or officers or Directors of the principal distributor to the funds, John Hancock Funds, LLC (the “Distributor”). The tables below present certain information regarding the Trustees and officers of JHF II, including their principal occupations. Each Trustee oversees all Portfolios of JHF II, and some Trustees also oversee other funds in the John Hancock fund complex. As of December 31, 2007, the John Hancock fund complex consisted of 262 funds (including separate series of series mutual funds): JHF II (85 funds), John Hancock Funds III (13 funds); John Hancock Trust (122 funds); and 53 other John Hancock funds (the “John Hancock Fund Complex”).
Independent Trustees

Number of Funds in
Name, Address	Position(s) Held	Principal Occupation(s) and other	Fund Complex
And Birth Year	with Fund (1)	Directorships During Past 5 Years	Overseen by Trustee
Charles L. Bardelis	Trustee (since 2005)	Director, Island Commuter Corp. (Marine Transport).	209
601 Congress Street Boston, MA 02210 Born: 1941

Trustee of John Hancock Trust.

Former Trustee of John Hancock Funds III
(2005 - 2006).

Peter S. Burgess	Trustee (since 2005)	Consultant (financial, accounting and	209
601 Congress Street		auditing matters) (since 1999); Certified
Boston, MA 02210		Public Accountant.
Born: 1942

Director of the following publicly traded
companies: PMA Capital Corporation (since
2004) and Lincoln Educational Services
Corporation (since 2004).

Trustee of John Hancock Trust (since 2005).

Former Trustee of John Hancock Funds III
(2005 - 2006).

Elizabeth G. Cook	Trustee (since 2005)	Expressive Arts Therapist, Massachusetts	209
601 Congress Street		General Hospital (September 2001 to June
Boston, MA 02210		2007); Expressive Arts Therapist, Dana
Born: 1937		Farber Cancer Institute (September 2000 to
January 2004).

Trustee of John Hancock Trust (since 2005).

Former Trustee of John Hancock Funds III
(2005 - 2006).

Hassell H. McClellan	Trustee (since 2005)	Associate Professor, The Graduate School of	209
601 Congress Street		The Wallace E. Carroll School of
Boston, MA 02210		Management, Boston College.
Born: 1945

Trustee of John Hancock Trust (since 2005).

Former Trustee of John Hancock Funds III
(2005 - 2006).

Trustee of Phoenix Edge Series Fund (since 2008).

Number of Funds in
Name, Address	Position(s) Held	Principal Occupation(s) and other	Fund Complex
And Birth Year	with Fund (1)	Directorships During Past 5 Years	Overseen by Trustee
James. M. Oates	Trustee (since 2005)	Managing Director, Wydown Group (financial	209
601 Congress Street,		consulting firm); Chairman, Emerson
Boston, MA 02210-2801		Investment Management, Inc.;
Born: 1946		Chairman, Hudson Castle Group, Inc.
(formerly IBEX Capital Markets, Inc.)
(financial services company) (1997 to
2006).

Director of the following publicly traded
companies: Stifel Financial; Investor
Financial Services Corporation; and
Connecticut River Bancorp.
Director, Phoenix Mutual Funds;
(overseeing 20 portfolios).

Trustee of John Hancock Trust (since 2004).

Former Trustee of John Hancock Funds III
(2005 - 2006).

(1)	Because the Trust does not hold regular annual shareholders meetings, each Trustee holds office for an indefinite term until his/her successor is duly elected and qualified or until he/she dies, retires, resigns, is removed or becomes disqualified.
Interested Trustee

Number of Funds in
Name, Address	Position(s) Held	Principal Occupation(s) and other	Fund Complex
and Birth Year	with Fund	Directorships During Past 5 Years	Overseen by Trustee
James R. Boyle (1)	Trustee (since 2005)	President, John Hancock	262
601 Congress Street		Annuities; Executive Vice
Boston, MA 02210		President, John Hancock Life
Born: 1959		Insurance Company (since June,
2004); President U.S. Annuities;
Senior Vice President, The
Manufacturers Life Insurance
Company (U.S.A) (prior to 2004).

John D. Richardson (2) (3)	Trustee Emeritus (4)	Former Trustee of JHT (Retired,	207
601 Congress Street	(since December	December 14, 2006). Former
Boston, MA 02210	2006); Trustee	Senior Executive Vice President,
Born: 1938	(prior to December	Office of the President, MFC,
	2006)	February 2000 to March 2002
(Retired, March, 2002);
Executive Vice President and
General Manager, U.S.
Operations, Manulife Financial,
January 1995 to January 2000.

(1)	The Trustee is an “interested person” (as defined in the 1940 Act) due to his prior position with MFC (or its affiliates), the ultimate controlling parent of the Adviser.

(2)	The Trustee is an “interested person” (as defined in the 1940 Act) due to his prior position with Manulife Financial Corporation (or its affiliates), the ultimate controlling parent of the Adviser.

(3)	Prior to 1997, Mr. Richardson was a Trustee of Manulife Series Fund, Inc., which merged into JHT on December 31, 1996.

(4)	Mr. Richardson retired as Trustee effective December 14, 2006. On such date, Mr. Richardson became a non-voting Trustee Emeritus.

Principal Officers who are not Trustees

Number of
Funds in
Fund
	Position(s)			Complex
Name, Year of Birth,	Held with the	Officer	Principal Occupation(s) and other	Overseen by
and Address (1)	Trust	since	Directorships During Past 5 Years	Trustee
Keith F. Hartstein Born: 1956	President and Chief Executive Officer	(since 2005)	Senior Vice President, Manulife Financial Corporation (since 2004); Director, President and Chief Executive Officer, the Adviser, The Berkeley Group, John Hancock Funds, LLC (since 2005); Director, MFC Global Investment Management (U.S.), LLC (“MFC Global (U.S.)”) (since 2005); Director, John Hancock Signature Services, Inc. (since 2005); President and Chief Executive Officer, John Hancock Investment Management Services, LLC (since 2006); President and Chief Executive Officer, John Hancock Funds II, John Hancock Funds III, and John Hancock Trust; Director, Chairman and President, NM Capital Management, Inc. (since 2005); Chairman, Investment Company Institute Sales Force Marketing Committee; Director, President and Chief Executive Officer, MFC Global (U.S.) (2005-2006); Executive Vice President, John Hancock Funds, LLC (until 2005).	N/A

Thomas M. Kinzler Born: 1955	Secretary and Chief Legal Officer	(since 2006)	Vice President and Counsel for John Hancock Life Insurance Company (U.S.A.) (since 2006); Secretary and Chief Legal Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2006); Vice President and Associate General Counsel for Massachusetts Mutual Life Insurance Company (1999-2006); Secretary and Chief Legal Counsel for MML Series Investment Fund (2000-2006); Secretary and Chief Legal Counsel for MassMutual Institutional Funds (2000-2004); Secretary and Chief Legal Counsel for MassMutual Select Funds and MassMutual Premier Funds (2004-2006).	N/A

Francis V. Knox, Jr. Born: 1947	Chief Compliance Officer	(since 2005)	Vice President and Chief Compliance Officer, John Hancock Investment Management Services, LLC, the Adviser and MFC Global (U.S.) (since 2005); Chief Compliance Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2005); Vice President and Assistant Treasurer, Fidelity Group of Funds (until 2004).	N/A

Number of
Funds in
Fund
	Position(s)			Complex
Name, Year of Birth,	Held with the	Officer	Principal Occupation(s) and other	Overseen by
and Address (1)	Trust	since	Directorships During Past 5 Years	Trustee
Gordon M. Shone Born: 1956	Treasurer	(since 2005)	Treasurer, John Hancock Funds (since 2006); John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2005); Vice President and Chief Financial Officer, John Hancock Trust (2003-2005); Senior Vice President, John Hancock Life Insurance Company (U.S.A.) (since 2001); Vice President, John Hancock Investment Management Services, Inc. and John Hancock Advisers, LLC (since 2006).	N/A

John G. Vrysen Born: 1955	Chief Operating Officer	(since 2007)	Senior Vice President, Manulife Financial Corporation (since 2006); Director, Executive Vice President and Chief Operating Officer, the Adviser, The Berkeley Group and John Hancock Funds, LLC (since June 2007); Chief Operating Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III, John Hancock Trust (since June 2007); Director, Executive Vice President, and Chief Financial Officer, the Adviser, The Berkeley Group and John Hancock Funds, LLC (until June 2007); Executive Vice President and Chief Financial Officer, John Hancock Investment Management Services, LLC (since 2005), Vice President and Chief Financial Officer, MFC Global (U.S.) (since 2005); Director, John Hancock Signature Services, Inc. (since 2005); Chief Financial Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III, John Hancock Trust (2005-June 2007 ); Vice President and General Manager, Fixed Annuities, U.S. Wealth Management (until 2005); Vice President, Operations Manulife Wood Logan (2000-2004).	N/A

Charles A. Rizzo Born: 1959	Chief Financial Officer	(since 2007)	Chief Financial Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John Hancock Trust (June 2007-Present); Assistant Treasurer, Goldman Sachs Mutual Fund Complex (registered investment companies) (2005-June 2007); Vice President, Goldman Sachs (2005-June 2007); Managing Director and Treasurer of Scudder Funds, Deutsche Asset Management (2003-2005); Director, Tax and Financial Reporting, Deutsche Asset Management (2002-2003).	N/A

(1)	Business address for the officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

Board Committees
At its initial meeting on August 23, 2005, the Board established the following committees: (i) an Audit Committee composed solely of Independent Trustees (Messrs. Burgess, Bardelis and Oates); (ii) a Nominating Committee composed of all of the Independent Trustees; (iii) a Compliance Committee composed solely of Independent Trustees (Ms. Cook and Mr. McClellan) (the Interested Trustee may serve as ex-officio members); and (iv) three Investment Committees, each composed solely of Independent Trustees (with the Interested Trustee and the President of JHF II serving as ex-officio members in certain cases). For the fiscal year ended December 31, 2007, the Audit Committee, and Compliance Committee each held four meetings, the Investment Committee held five meetings, and the Nominating Committee held no meetings.
Audit Committee. The Audit Committee reviews the internal and external accounting and auditing procedures of JHF II and, among other things, considers the selection of independent registered public accounting firm for JHF II, approves all significant services proposed to be performed by the independent registered public accounting firm and considers the possible effect of such services on the independent registered public accounting firm’s independence.
Nominating Committee. The Nominating Committee selects and nominates candidates as additional Independent Trustees or to fill vacancies on the Board. The Nominating Committee will consider candidates recommended by JHF II shareholders or group annuity contract owners investing in JHF II through insurance company separate accounts. Such candidates will be considered in the same manner as candidates recommended by other sources. Names of candidates recommended by shareholders or group annuity contract owners may be submitted to the Secretary of JHF II at 601 Congress Street, Boston, Massachusetts 02210, along with relevant biographical information.
When evaluating a person as a potential nominee to serve as an Independent Trustee, the Nominating Committee will generally consider, among other factors: (i) whether the person is “independent” and otherwise qualified under applicable laws and regulations to serve as a Trustee; (ii) whether the person is willing to serve, and willing and able to commit the time necessary for attendance at meetings and the performance of the duties of an Independent Trustee; (iii) the contribution that the person can make to the Board and the Funds and Portfolios, with consideration being given to the person’s business, academic or other experience and education and to such other factors as the Nominating Committee may consider relevant; (iv) the character and integrity of the person; and (v) desirable personality traits, including independence, leadership and ability to work with others. The process of identifying nominees involves the consideration of candidates recommended by one or more of the following sources: current Trustees, officers, shareholders, group annuity contract owners and any other source the Nominating Committee deems appropriate. In addition, the Nominating Committee may use the services of a professional search firm to identify or evaluate or assist in identifying or evaluating potential candidates or nominees.
Compliance Committee. The Compliance Committee reviews and makes recommendation to the full Board regarding certain compliance matters relating to JHF II, including the annual report of the Chief Compliance Officer of JHF II regarding its compliance program, matters relating to the pricing of the Funds and Portfolios, the Codes of Ethics of JHF II, the Adviser, the subadviser and regulatory changes.
Investment Committees. Each of the Investment Committee’s subcommittees reviews investment performance and other matters relating to a particular group of Funds and Portfolios and the subadvisers to those Funds and Portfolios.
Compensation of Trustees and Officers
The following table provides information regarding the compensation paid by JHF II and the other investment companies in the John Hancock Fund Complex to the Independent Trustees for their services. JHF II pays fees only to its Independent Trustees. Effective September 1, 2007, the Independent Trustees receive an annual retainer of $40,000 and a fee of $4,000 for attendance at meeting of the Trustees that they attend in person. Each Trustee is reimbursed for travel and other out-of-pocket expenses. The Chairman of the Board of Trustees receives an additional $30,000 annual retainer. The Chairman of the Audit Committee receives an additional $5,000 annual retainer. The Chairman of the Compliance Committee receives an additional $2,500 annual retainer.

Compensation Table (1)

		Total Compensation from
		JHF II
Name of Trustee	Total Compensation from	and the John Hancock Fund
Independent Trustees	JHF II	Complex
Charles L. Bardelis	$55,000	$216,000

Peter S. Burgess	$57,500	$228,000

Elizabeth Cook	$56,250	$224,750

Hassell H. McClellan	$55,000	216,000

James M. Oates	$75,000	$296,000

Interested Trustee

James R. Boyle	—	—

John D. Richardson	$55,000	$216,000

(1)	Compensation received for services as a Trustee. JHF II does not have a pension or retirement plan for any of its Trustees or officers. In addition, JHF II does not participate in the John Hancock Deferred Compensation Plan for Independent Trustees (the “Plan”). Under the Plan, an Independent Trustee may defer his fees by electing to have the Adviser invest his fees in one of the Funds in the John Hancock Fund Complex that participates in the Plan.

(2)	Mr. Richardson is a non-voting “emeritus” Trustee.
Trustee Ownership of Shares of the Funds
The table below lists the amount of securities of each Fund beneficially owned by each Trustee as of April 1, 2008, which have not commenced operations. For purposes of this table, beneficial ownership is defined to mean a direct or indirect pecuniary interest. Please note that exact dollar amounts of securities held are not listed. Rather, ownership is listed based on the following table:
Ownership range:
A — $0
B — $1 up to and including $10,000
C — $10,001 up to and including $50,000
D — $50,001 up to and including $100,000
E- $100,001 or more

AGGREGATE DOLLAR RANGE OF
EQUITY SECURITIES IN ALL
REGISTERED INVESTMENT
	DOLLAR RANGE OF	COMPANIES OVERSEEN BY TRUSTEE
	EQUITY SECURITIES IN	IN FAMILY OF INVESTMENT
Independent Trustees	THE FUNDS	COMPANIES
Charles L. Bardelis	N/A	C

Peter S. Burgess	N/A	D

Elizabeth Cook	N/A	C

Hassell H. McClellan	N/A	C

James M. Oates	N/A	D

Affiliated Trustee	N/A

James Boyle	N/A	C

*	Information about Board approval of the Advisory and subadvisory agreements is available in the Annual/semi-annual reports.

SHAREHOLDERS OF THE PORTFOLIOS
As of April 1, 2008, all the Class 1 shares were held by John Hancock Life Insurance Company (U.S.A.) (“JHLICO U.S.A.”) (formerly, The Manufacturers Life Insurance Company (U.S.A.)) and John Hancock Life Insurance Company of New York (“JHLICO New York”) (formerly, The Manufacturers Life Insurance Company of New York) on behalf of certain of their separate accounts that are used to fund group annuity contracts issued to qualified retirement plans and that are not registered under the 1940 Act in reliance on the exception provided by Section 3(c)(11) of that Act.
JHLICO U.S.A. is a stock life insurance company originally organized under the laws of Pennsylvania and redomesticated under the laws of Michigan. Its principal address is 200 Bloor Street East, Toronto, Ontario, Canada M4W 1E5. JHLICO New York is a stock life insurance company organized under the laws of New York. Its principal address is 100 Summit Lake Drive, Second Floor, Valhalla, New York 10595. Each of JHLICO (U.S.A.) and JHLICO New York is a wholly-owned subsidiary of The Manufacturers Life Insurance Company (“Manulife”), a Canadian stock life insurance company. MFC is the holding company of Manulife and its subsidiaries. The principal offices of MFC are located at 200 Bloor Street East, Toronto, Ontario, Canada M4W 1E5.
As of April 1, 2008, the Trustees and Officers of the three Funds, in the aggregate, beneficially owned less than 1% of the outstanding shares of each fund.
INVESTMENT MANAGEMENT ARRANGEMENTS AND OTHER SERVICES
The Advisory Agreement
Each Portfolio has entered into an investment management contract (the “Advisory Agreement”) with the Adviser. Pursuant to the Advisory Agreement, the Adviser selects, contracts with, and compensates subadvisers to manage the investment and reinvestment of the assets of the Portfolios, subject to the general supervision of the Trustees. The Adviser monitors the compliance of such subadvisers with the investment objectives and related policies of each Portfolio and reviews the performance of such subadvisers and reports periodically on such performance to the Trustees. The Adviser may elect to manage directly the investment and reinvestment of the assets of the Portfolios, subject to the approval of the Trustees. In directly managing the assets, the Adviser will have the same responsibilities as those described below with respect to a subadviser under a subadvisory agreement.
JHF II bears all costs of its organization and operation, including but not limited to expenses of preparing, printing and mailing all shareholders’ reports, notices, prospectuses, proxy statements and reports to regulatory agencies; expenses relating to the issuance, registration and qualification of shares; government fees; interest charges; expenses of furnishing to shareholders their account statements; taxes; expenses of redeeming shares; brokerage and other expenses connected with the execution of portfolio securities transactions; expenses pursuant to a Portfolio’s plan of distribution; fees and expenses of custodians including those for keeping books and accounts maintaining a committed line of credit and calculating the NAV of shares; fees and expenses of transfer agents and dividend disbursing agents; legal, accounting, financial, management, tax and auditing fees and expenses of the Portfolios (including an allocable portion of the cost of the Adviser’s employees rendering such services to the Portfolios); the compensation and expenses of officers and Trustees (other than persons serving as President or Trustee who are otherwise affiliated with the Portfolios, the Adviser or any of their affiliates); expenses of Trustees’ and shareholders’ meetings; trade association memberships; insurance premiums; and any extraordinary expenses.
Prior to the date of this SAI, the Advisory Agreement provided that the Adviser was responsible for investment management services described above, as well as certain non-advisory services (including the financial, accounting and administrative services). At a special meeting of shareholders of the Trust held on January 8, 2008, Trust shareholders approved an amendment to the Advisory Agreement transferring to a new Service Agreement with the Adviser the non-advisory services. Accordingly, the Adviser is responsible for provision of the non-advisory services pursuant to a Service Agreement.

Pursuant to the Service Agreement, the Adviser provides the financial, accounting and administrative services such as legal services; tax, accounting, recordkeeping and financial management services and functions.
Adviser Compensation. As compensation for its services, the Adviser receives a fee from the Portfolios, computed separately for each Portfolio. The fee for each Portfolio is stated as an annual percentage of the current value of the “aggregate net assets” of the Portfolio. “Aggregate net assets” of a Portfolio include the net assets of the Portfolio and in most cases, the net assets of one or more other Portfolios (or portions thereof) but in each case, only for the period during which the subadviser to the Portfolio also serves as the subadviser to the other Portfolio(s) (or portions thereof). The fee for each Portfolio is based on the applicable annual rate for it which for each day is equal to (i) the sum of the amounts determined by applying the annual percentage rates for the Portfolio to the applicable portions of aggregate net assets divided by (ii) aggregate net assets (totaling the “Applicable Annual Fee Rate”). The fee for each Portfolio is accrued and paid daily to the Adviser for each calendar day. The daily fee accruals are computed by multiplying the fraction of one over the number of calendar days in the year by the Applicable Annual Fee Rate, and multiplying this product by the net assets of the Portfolio. At a special meeting of shareholders of the Trust held on January 8, 2008, Trust shareholders approved an Amendment to the Advisory Agreement restructuring the advisory fee with respect to assets that are not shares of other funds of the Trust or funds of John Hancock Funds III. The management fees each Portfolio currently is obligated to pay the Adviser are as set forth in the Prospectus.
From time to time, the Adviser may reduce its fee or make other arrangements to limit a fund’s expenses to a specified percentage of average daily net assets. The Adviser retains the right to re-impose a fee and recover any other payments to the extent that, at the end of any fiscal year, the fund’s annual expenses fall below this limit.
Securities held by a Fund may also be held by other funds or investment advisory clients for which the Adviser, a subadviser or their respective affiliates provide investment advice. Because of different investment objectives or other factors, a particular security may be bought for one or more funds or clients when one or more are selling the same security. If opportunities for purchase or sale of securities by the Adviser or subadviser for a Fund or for other funds or clients for which the Adviser or subadviser renders investment advice arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds or clients in a manner deemed equitable to all of them. To the extent that transactions on behalf of more than one client of the Adviser or subadviser or their respective affiliates may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.
The Subadvisory Agreements
Duties of the Subadvisers. Under the terms of each of the current subadvisory agreements, the subadviser manages the investment and reinvestment of the assets of the assigned Portfolios, subject to the supervision of JHF II’s Board of Trustees and the Adviser. The subadviser, at its expense, furnishes all necessary investment and management facilities, including salaries of personnel required for it to execute its duties, as well as administrative facilities, including bookkeeping, clerical personnel, and equipment necessary for the conduct of the investment affairs of the assigned Portfolios.
The Adviser has delegated to the subadviser of each Portfolio the responsibility to vote all proxies relating to securities held by that Portfolio in accordance with the subadviser’s proxy voting policies and procedures. A subadviser has a duty to vote or not vote such proxies in the best interests of the Portfolio that it subadvises and its shareholders and to avoid the influence of conflicts of interest.
Subadvisory Fees. As compensation for their services, the subadvisers receive fees from the Adviser computed separately for each Portfolio. With respect of the sub-subadvisory agreements and the subadvisory consulting agreement, the fees are paid by the subadviser to the entity providing the consulting services as described below.

Affiliated Subadvisers. Both the Adviser and the subadvisers listed below are controlled by MFC:
MFC Global Investment Management (U.S.A.) Limited,
Declaration Management & Research LLC, and
MFC Global Investment Management (U.S.), LLC
(collectively, “Affiliated Subadvisers”).
Advisory arrangements involving Affiliated Subadvisers may present certain potential conflicts of interest. For each Fund subadvised by an Affiliated Subadviser, MFC will benefit not only from the net advisory fee retained by the Adviser but also from the subadvisory fee paid by the Adviser to the affiliated subadviser. Consequently, MFC may be viewed as benefiting financially from (i) the appointment of or continued service of Affiliated Subadvisers to manage the Funds; and (ii) the allocation of the assets of the Portfolios to the Funds having affiliated subadvisers. However, both the Adviser in recommending to the Board of Trustees the appointment or continued service of Affiliated Subadvisers and MFC Global U.S.A. in allocating the assets of the Portfolios, have a fiduciary duty to act in the best interests of the Funds and their shareholders. In addition, under JHF II’s “Manager of Managers” exemptive order received from the SEC, JHF II is required to obtain shareholder approval of any subadvisory agreement appointing an Affiliated Subadviser as the subadviser to a fund (in the case of a new fund, the initial sole shareholder of the fund, an affiliate of the Adviser and MFC, may provide this approval). The Independent Trustees are aware of and monitor these potential conflicts of interest.
Additional Information Applicable To Subadvisory Agreements
Term of Each Subadvisory Agreement. Each subadvisory agreement with MFC Global (U.S.A.) with respect to the Portfolios (“Subadvisory Agreement”) will initially continue in effect as to a Fund for a period no more than two years from the date of its execution (or the execution of an amendment making the agreement applicable to that fund) and thereafter if such continuance is specifically approved at least annually either (a) by the Trustees or (b) by the vote of a majority of the outstanding voting securities of that Fund. In either event, such continuance shall also be approved by the vote of the majority of the Trustees who are not interested persons of any party to the Agreements.
Any required shareholder approval of any continuance of any of the Agreements shall be effective with respect to any Fund if a majority of the outstanding voting securities of that Fund votes to approve such continuance even if such continuance may not have been approved by a majority of the outstanding voting securities of (a) any other fund affected by the Agreement or (b) all of the Funds of JHF II.
Failure of Shareholders to Approve Continuance of any Subadvisory Agreement. If the outstanding voting securities of any Fund fail to approve any continuance of any Subadvisory Agreement, the party may continue to act as investment subadviser with respect to such Fund pending the required approval of the continuance of such agreement or a new agreement with either that party or a different subadviser, or other definitive action.
Termination of the Agreements. The Subadvisory Agreements may be terminated at any time without the payment of any penalty on 60 days’ written notice to the other party or parties to the Agreements, and also to the relevant Fund. The following parties may terminate the agreements:
-the Board of Trustees of JHF II;
-with respect to any Fund, a majority of the outstanding voting securities of such Fund;
-the Adviser; and
-the respective subadviser.
The Subadvisory Agreements will automatically terminate in the event of their assignment.
Amendments to the Agreements. The subadvisory agreements may be amended by the parties to the agreement provided the amendment is approved by the vote of a majority of the outstanding voting securities of the relevant Fund (except as noted below) and by the vote of a majority of the Independent Trustees of the applicable Fund, the Adviser or the subadviser.
The required shareholder approval of any amendment shall be effective with respect to any Fund if a majority of the outstanding voting securities of that Fund votes to approve the amendment, even if the amendment may not have been approved by a majority of the outstanding voting securities of (a) any other Fund affected by the amendment or (b) all the funds of JHF II.
As noted under “Subadvisory Arrangements” in the Prospectus, an SEC order permits the Adviser to appoint a subadviser (other than an Affiliated Subadviser, such as MFC Global U.S.A.) or change a subadvisory fee or otherwise amend a subadvisory agreement (other than for an Affiliated Subadviser, such as MFC Global U.S.A.) pursuant to an agreement that is not approved by shareholders.
Other Services
Proxy Voting. Each JHF II’s proxy voting policies and procedures (the “JHF II’s Procedures”) delegate to the subadviser of each Fund the responsibility to vote all proxies relating to securities held by that Fund in accordance with the subadviser’s proxy voting policies and procedures. A subadviser has a duty to vote or not vote such proxies in the best interests of the Fund it subadvises and its shareholders, and to avoid the influence of conflicts of interest. Complete descriptions of the JHF II’s Procedures and the proxy voting procedures of each of the subadvisers are set forth in Appendix C to this SAI.
It is possible that conflicts of interest could arise for a subadviser when voting proxies. Such conflicts could arise, for example, when the subadviser or its affiliate has an existing business relationship with the issuer of the security being voted or with a third party that has an interest in the vote. A conflict of interest could also arise when a Fund, its Adviser or principal underwriter or any of their affiliates has an interest in the vote.
In the event a subadviser becomes aware of a material conflict of interest, JHF II’s Procedures generally require the subadviser to follow any conflicts procedures that may be included in the subadvisers’ proxy voting procedures. Although conflicts procedures will vary among subadvisers, they generally include one or more of the following:
(a) voting pursuant to the recommendation of a third party voting service;
(b) voting pursuant to pre-determined voting guidelines; or
(c) referring voting to a special compliance or oversight committee.
The specific conflicts procedures of each subadviser are set forth in its proxy voting procedures included in Appendix C . While these conflicts procedures may reduce the influence of conflicts of interest on proxy voting, such influence will not necessarily be eliminated.
Although the subadvisers may have a duty to vote all proxies on behalf of the fund it subadvises, it is possible that the subadviser may not be able to vote proxies under certain circumstances. For example, it may be impracticable to translate in a timely manner voting materials that are written in a foreign language or to travel to a foreign country when voting in person rather than by proxy is required. In addition, if the voting of proxies for shares of a security prohibits the subadviser from trading the shares in the marketplace for a period of time, the subadviser may determine that it is not in the best interests of the fund to vote the proxies. The subadviser may also choose not to recall securities that have been lent in order to vote proxies for shares of the security since the fund would lose security lending income if the securities were recalled.
Information regarding how each Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (1) without charge upon request, by calling (800) 344-1029 (attention: Gordon Shone) and (2) on the SEC’s Web site at www.sec.gov.
DISTRIBUTION AGREEMENTS
Each Fund has a Distribution Agreement with John Hancock Funds, LLC, the Distributor. Under the agreement, the Distributor is obligated to use its best efforts to sell shares of the Funds. Shares of the Funds are also sold by selected broker-dealers, banks and registered investment advisers (“Selling Firms”) that have entered into selling agreements with the Distributor. These Selling Firms are authorized to designate other intermediaries to receive purchase and redemption orders on behalf of the Funds. The Distributor accepts orders for the purchase of the shares of the Funds that are continually offered at NAV next determined, plus any applicable sales charge, if any
JHF II’s Trustees adopted Distribution Plans with respect to each class of shares (other than Class NAV shares)

pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plans”). Under the 12b-1 Plans, the Portfolios will pay distribution and service fees at an aggregate annual rate of up to 0.05% for Class 1 of the fund’s average daily net assets attributable to shares of the respective class of shares. However, the service fees will not exceed 0.25% of the fund’s average daily net assets attributable to each class of shares. The distribution fees under the 12b-1 Plans will be paid to the Distributor. The Distributor may spend such amounts as it deems appropriate on any activities or expenses primarily intended to result in the sale of shares of the particular class, including but not limited to: (i) compensation to Selling Firms and others (including affiliates of the Distributor) that are engaged in or support the sale of Fund shares; and (ii) marketing, promotional and overhead expenses incurred in connection with the distribution of Fund shares. The service fees under the 12b-1 Plans may be used to compensate Selling Firms and others for providing personal and account maintenance services to shareholders. The fees paid under the Class 1 shares 12b-1 Plans may also be used for certain shareholder and administrative services.
The 12b-1 Plans and all amendments were approved by the Trustees, including a majority of the Independent Trustees, by votes cast in person at meetings called for the purpose of voting on the 12b-1 Plans.
Pursuant to the 12b-1 Plans, at least quarterly, the Distributor provides the Adviser with a written report of the amounts expended under the 12b-1 Plans and the purpose for which these expenditures were made. The Trustees review these reports on a quarterly basis to determine their continued appropriateness.
The 12b-1 Plans provide that it will continue in effect only so long as its continuance is approved at least annually by a majority of both the Trustees and the Independent Trustees. The 12b-1 Plans provide that it may be terminated without penalty, (a) by a vote of a majority of the Independent Trustees and (b) by a vote of a majority of each Portfolio’s outstanding shares of the applicable class upon 60 days’ written notice to the Distributor. The 12b-1 Plans further provides that it may not be amended to increase materially the maximum amount of the fees for the services described therein without the approval of a majority of the outstanding shares of the class of the relevant Portfolio, which has voting rights with respect to the 12b-1 Plans. The 12b-1 Plans provide that no material amendment to the 12b-1 Plans will be effective unless it is approved by a majority vote of the Trustees and the Independent Trustees of the relevant Portfolio. The holders of Class 1 shares have exclusive voting rights with respect to the 12b-1 Plans applicable to their class of shares. In adopting the 12b-1 Plans, the Trustees concluded that, in their judgment, there is a reasonable likelihood that the 12b-1 Plans will benefit the holders of the applicable classes of shares of each Fund.
Amounts paid to the Distributor by any class of shares of a Portfolio will not be used to pay the expenses incurred with respect to any other class of shares of that Portfolio; provided, however, that expenses attributable to the Portfolio as a whole will be allocated, to the extent permitted by law, according to the formula based upon gross sales dollars and/or average daily net assets of each such class, as may be approved from time to time by vote of a majority of the Trustees. From time to time, a Portfolio may participate in joint distribution activities with other mutual funds and the costs of those activities will be borne by each Portfolio in proportion to the relative NAV of the participating fund.
The 12b-1 Plan recognizes that the Adviser may use its management fee revenue under the Advisory Agreement with the Portfolio as well as its past profits or other resources from any source to make payments with respect to expenses incurred in connection with the distribution of shares of the Portfolio. To the extent that the payment of management fees by a Portfolio to the Adviser should be deemed to be the indirect financing of any activity primarily intended to result in the sale of shares of a class within the meaning of Rule 12b-1, such payments are deemed to be authorized by the 12b-1 Plan.
SALES COMPENSATION
As part of their business strategy, the Portfolios, along with the Distributor, pay compensation to Selling Firms that sell the shares of the Funds and the Portfolios. These firms typically pass along a portion of this compensation to your broker or financial representative.
The primary sources of Selling Firm compensation payments for sales of shares of the Portfolios are the 12b-1 fees that are applicable to the class of shares being sold and that are paid out of a Portfolio’s assets.

Annual Compensation. The Distributor may pay all or part of the Rule 12b-1 fees applicable to the Class 1 shares of a Portfolio to one or more affiliated and unaffiliated insurance companies that have issued group annuity contracts for which the Portfolio serves as an investment vehicle as compensation for providing some or all of the types of services contemplated by the 12b-1 Plan.
Additional Payments to Financial Intermediaries. Shares of the Portfolios are primarily sold through financial intermediaries (firms), such as broker/dealers, banks, registered investment advisers, independent financial planners, and retirement plan administrators. The Distributor may make, either from 12b-1 distribution fees or out of its own resources, additional payments to firms. These payments are sometimes referred to as “revenue sharing.” Many firms that sell shares of the Portfolios receive one or more types of these cash payments. The categories of payments that the Distributor provides to firms are described below. These categories are not mutually exclusive and the Distributor may make additional types of revenue sharing payments in the future. The same firms may receive payments under more than one or all categories. These payments assist in the Distributor’s efforts to promote the sale of the Portfolios’ shares. The Distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation, and the amount of compensation varies. These payments could be significant to a firm. The Distributor determines which firms to support and the extent of the payments it is willing to make. The Distributor generally chooses to compensate firms that have a strong capability to distribute shares of the Portfolio and that are willing to cooperate with the Distributor’s promotional efforts. The Distributor does not make an independent assessment of the cost of providing such services.
As of December 31, 2007, the following member firms of the Financial Industry Regulatory Authority (“FINRA”) have arrangements in effect with the Distributor pursuant to which the firm is entitled to a revenue sharing payment:
1st Global Capital Corp.
A.G. Edwards & Sons, Inc.
AIG — AIG Financial Advisors, Inc.
Ameriprise Financial Services, Inc.
AXA Advisors, LLC.
Berthel, Fisher & Company Financial Services, Inc.
Cambridge Investment Research
Centaurus Financial
Citigroup Global Markets Inc.
Commonwealth Financial Network
Crown Capital Securities, L.P.
CUSO Financial Services, L.P.
E*Trade Clearing, LLC
Ferris, Baker Watts, Inc.
FFP
Fidelity Investments
First Tennessee
Girard Securities
H.D. Vest Investment Services
Harbour Investments, Inc.
Huntington Investment, Co.
IFG
ING — ING Financial Partners
Investacorp, Inc.
Investment Professionals, Inc.
Janney Montgomery Scott, LLC
J.J.B. Hilliard, W.L. Lyons, Inc
John Hancock Financial Network

Lincoln Financial Advisors Corporation
LPL — Linsco/Private Ledger Corporation
Merrill Lynch, Pierce, Fenner & Smith, Inc
Morgan Keegan & Co., Inc.
Morgan Stanley & Co., Inc.
NFP Securities
NPH — National Planning Corp
Oppenheimer & Co. , Inc.
Prudential
Raymond James Associates/Financial Services
RBC Dain Rauscher, Inc.
Robert W. Baird & Co., Inc.
Securities America, Inc.
Stifel, Nicolaus & Company, Inc.
TD Waterhouse
Transamerica Financial Advisors, Inc.
UBS Financial Services, Inc.
Wachovia Securities LLC
Wells Fargo Investments, LLC
The Distributor also has arrangements with intermediaries that are not members of FINRA.
Sales and Asset Based Payments. The Distributor makes revenue sharing payments as incentives to certain firms to promote and sell shares of the Portfolios. The Distributor hopes to benefit from revenue sharing by increasing the Portfolios’ net assets, which, as well as benefiting the Portfolios, would result in additional management and other fees for the Adviser and its affiliates. In consideration for revenue sharing, a firm may feature certain funds in its sales system or give the Distributor additional access to members of its sales force or management. In addition, a firm may agree to participate in the marketing efforts of the Distributor by allowing it to participate in conferences, seminars or other programs attended by the intermediary’s sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have invested in the Portfolios, the intermediary may earn a profit on these payments. Revenue sharing payments may provide a firm with an incentive to favor the Portfolios.
The revenue sharing payments the Distributor makes may be calculated on sales of shares of Portfolios (“Sales-Based Payments”). Such payments also may be calculated on the average daily net assets of the applicable Portfolios attributable to that particular financial intermediary (“Asset-Based Payments”). Sales-Based Payments primarily create incentives to make new sales of shares of the funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the Portfolios in investor accounts. The Distributor may pay a firm either or both Sales-Based Payments and Asset-Based Payments.
Administrative and Processing Support Payments. The Distributor also may make payments to certain firms that sell shares of the Portfolios for certain administrative services, including record keeping and sub-accounting shareholder accounts, to the extent that the Portfolios do not pay for these costs directly. The Distributor also may make payments to certain firms that sell shares of the Portfolios in connection with client account maintenance support, statement preparation and transaction processing. The types of payments that the Distributor may make under this category include, among others, payment of ticket charges per purchase or exchange order placed by a financial intermediary, payment of networking fees in connection with certain mutual fund trading systems, or one-time payments for ancillary services such as setting up funds on a firm’s mutual fund trading system.
Other Cash Payments. From time to time, the Distributor may provide, either from 12b-1 distribution fees or out of its own resources, additional compensation to firms that sell or arrange for the sale of shares of the Portfolios. Such compensation provided by the Distributor may include financial assistance to firms that enable the Distributor to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client entertainment, client and investor events, and other firm-sponsored events, and travel expenses, including lodging incurred by registered representatives and other employees in connection with client prospecting, retention and due diligence trips. Other compensation may be offered to the extent not prohibited by federal or state laws or any self-regulatory agency, such as FINRA. The Distributor makes payments for entertainment events it deems appropriate, subject to the Distributor’s guidelines and applicable law. These payments may vary depending upon the nature of the event or the relationship.
The Distributor and its affiliates may have other relationships with firms relating to the provisions of services to the Portfolios, such as providing omnibus account services, transaction processing services, or effecting portfolio transactions for Portfolios. If a firm provides these services, the Adviser or the Portfolios may compensate the firm for these services. In addition, a firm may have other compensated or uncompensated relationships with the Adviser or its affiliates that are not related to the Portfolios.
NET ASSET VALUE
The NAV for each Portfolio is calculated based upon the NAVs of the Underlying Funds and other investments in which it invests. For purposes of calculating the NAV of a Fund’s shares, the following procedures are utilized wherever applicable.
For purposes of calculating the NAV per share of each Fund, investment transactions are accounted for on a “trade date plus one basis” (i.e. the business day following the trade date). However, for financial reporting purposes, investment transactions are reported on the trade date.
Except for the types of securities described below, securities held by the Funds will be valued as follows:
-Securities traded on stock exchanges (including securities traded in both the OTC market and on an exchange) are valued at the last sales price as of the close of the regularly scheduled day-time trading of the NYSE on the day the securities are being valued, or, lacking any sales, at the closing bid prices.
-Securities traded only in the OTC market are valued at the last bid prices quoted by brokers that make markets in the securities at the close of day-time trading on the NYSE.
-Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Trustees or their designee.
-Shares of the Underlying Funds held by the Portfolios are valued at their NAV as described in the Prospectus under “Valuation of Shares.”
Non-Negotiable Security. A non-negotiable security not treated as an illiquid security because it may be redeemed with the issuer, subject to a penalty for early redemption, shall be assigned a value that takes into account the reduced amount that would be received if it were currently liquidated.
POLICY REGARDING DISCLOSURE OF PORTFOLIO HOLDINGS
The Board of Trustees of JHF II has adopted the Policy Regarding Disclosure of Portfolio Holdings to protect the interests of the shareholders of JHF II and to address potential conflicts of interest that could arise between the interests of shareholders and the interests of the Adviser, or the interests of a Portfolio or Fund’s subadvisers, principal underwriter or affiliated persons of a Portfolio or Fund’s Adviser or principal underwriter. JHF II’s general policy with respect to the release of portfolio holdings to nonaffiliated persons is to do so only in limited circumstances and only to provide nonpublic information regarding portfolio holdings to any person, including affiliated persons, on a “need to know” basis and, when released, to release such information only as consistent with applicable legal requirements and the fiduciary duties owed to shareholders. JHF II applies its policy uniformly to all, including individual and institutional investors, intermediaries, affiliated persons of a Portfolio or Fund, and to all third party service providers and rating agencies.
JHF II posts to its Web site at www.jhfunds.com complete portfolio holdings for a Portfolio thirty (30) days after each calendar month end, or after any material changes are made to the holdings of the Portfolio. A Portfolio also discloses its complete portfolio holdings information quarterly to the SEC using Form N-Q within 60 days of the end of the first and third quarter ends of Portfolios’ fiscal year and on Form N-CSR on the second and fourth quarter ends of Portfolios’ fiscal year. Form N-Q is not required to be mailed to shareholders but is made public through the SEC electronic filings. Shareholders receive either complete portfolio holdings information or summaries of a Portfolio’s portfolio holdings with their Annual and Semi-Annual Reports.
Portfolio holdings information that is not publicly available will be released only pursuant to the exceptions described in the Policy Regarding Disclosure of Portfolio Holdings. Material nonpublic holdings information may be provided to nonaffiliated persons as part of the investment activities of a Portfolio to: entities which, by explicit agreement, are required to maintain the confidentiality of the information disclosed; rating organizations, such as Morningstar and Lipper; Vestek (Thompson Financial) or other entities for the purpose of compiling reports and preparing data; proxy voting services for the purpose of voting proxies; entities providing computer software; courts (including bankruptcy courts) or regulators with jurisdiction over JHF II, and its affiliates; and, institutional traders to assist in research and trade execution. Exceptions to the portfolio holdings release policy can only be approved by JHF II’s Chief Compliance Officer (“CCO”) or his duly authorized delegate after considering: (a) the purpose of providing such information; (b) the procedures that will be used to ensure that such information remains confidential and is not traded upon; and (c) whether such disclosure is in the best interest of the shareholders.
At this time, the entities receiving information described in the preceding paragraph are: Vestek (holdings, monthly with 30 day lag); Evare (holdings, daily); Morningstar (holdings, monthly with 32 day lag); Lipper (holdings, monthly with 32 day lag); Fact Set (holdings, daily); PricewaterhouseCoopers (prices, annual audits); Confluence (holdings, daily); ISS (holdings, daily); Elkins McSherry (purchases and sales, quarterly); NASDQ (NAVs, daily); Standard & Poor’s (holdings, monthly with 32 day lag); Charles River (holdings and securities details, daily); and DST (NAVs, daily).
The CCO is also required to pre-approve the disclosure of nonpublic information regarding portfolio holdings to any affiliated persons of JHF II. The CCO will use the same three considerations stated above before approving disclosure of nonpublic information to affiliated persons.
The CCO shall report to the Board of Trustees whenever additional disclosures of portfolio holdings are approved. The CCO’s report shall be at the Board meeting following such approval. The CCO then provides annually a report to the Board of Trustees regarding the operation of the policy and any material changes recommended as a result of such review.
When the CCO believes that the disclosure of nonpublic information to a nonaffiliated person is a potential conflict of interest between the interest of the shareholders and the interest of affiliated persons of JHF II, the CCO shall refer the conflict to the Board of Trustees. The Board of Trustees shall then only permit such disclosure of the nonpublic information if in their reasonable business judgment they conclude such disclosure will be in the best interests of JHF II’s shareholders.
The receipt of compensation by a Portfolio, the Adviser, a subadviser or an affiliate as consideration for disclosing nonpublic portfolio holdings information is not deemed a legitimate business purpose and is strictly forbidden.
ELIGIBLE INVESTORS FOR CLASS 1
Class 1 shares are sold only to certain exempt separate accounts of JHLICO (U.S.A.) and JHLICO New York that fund exempt group annuity contracts issued by those insurance companies to qualified retirement plans.
SPECIAL REDEMPTIONS
Although it would not normally do so, each Portfolio has the right to pay the redemption price of shares of the Portfolio in whole or in part in portfolio securities as prescribed by the Trustees. When a shareholder sells any portfolio securities received in a redemption of Portfolio shares, the shareholder will incur a brokerage charge. Any such securities would be valued for the purposes of fulfilling such a redemption request in the same manner as they are in computing the Portfolio’s NAV.
JHF II has adopted Procedures Regarding Redemptions in Kind by Affiliates (the “Procedures”) to facilitate the efficient and cost effective movement of Portfolio and Fund assets in connection with certain investment and marketing strategies. It is the position of the SEC that the 1940 Act prohibits an investment company such as each Portfolio and Fund from satisfying a redemption request from a shareholder that is affiliated with the investment company by means of an in-kind distribution of Portfolio and Fund securities. However, under a no-action letter issued by the SEC staff, a redemption in kind to an affiliated shareholder is permissible provided certain conditions are met. The Procedures, which are intended to conform to the requirements of this no-action letter, allow for in-kind redemptions by affiliated Portfolio and Fund shareholders subject to specified conditions, including that:
-the distribution is effected through a pro rata distribution of the distributing Portfolio’s or Fund’s portfolio securities;
-the distributed securities are valued in the same manner as they are in computing the Portfolio’s or Fund’s NAV; neither the affiliated shareholder nor any other party with the ability and the pecuniary incentive to influence the redemption in kind may select or influence the selection of the distributed securities; and
-the Trustees of the Portfolio or Fund, including a majority of the Independent Trustees, must determine on a quarterly basis that any redemptions in kind to affiliated shareholders made during the prior quarter were effected in accordance with the Procedures, did not favor the affiliated shareholder to the detriment of any other shareholder and were in the best interests of the Portfolio or Fund.
ADDITIONAL SERVICES AND PROGRAMS
Exchange Privilege. JHF II permits exchanges of shares of any class for shares of the same class in any other Portfolio or Fund within John Hancock Fund Complex offering that same class at the time of the exchange. The registration for both accounts involved must be identical. Identical registration is determined by having the same beneficial owner on both accounts involved in the exchange.
Exchanges between Portfolios or Funds are based on their respective NAVs. No sales charge is imposed, except on exchanges of Class A shares from the Money Market Fund to another John Hancock fund, if a sales charge has not previously been paid on those shares. However, the shares acquired in an exchange will be subject to the CDSC schedule of the shares acquired if and when such shares are redeemed. For purposes of computing the CDSC payable upon redemption of shares acquired in an exchange, the holding period of the original shares is added to the holding period of the shares acquired in an exchange.
Each Portfolio and Fund reserves the right to require that previously exchanged shares (and reinvested dividends) be in a Portfolio or Fund for 90 days before a shareholder is permitted a new exchange.
An exchange of shares is treated as a redemption of shares of one Portfolio or Fund and the purchase of shares of another for federal income tax purposes. An exchange may result in a taxable gain or loss. See “Additional Information Concerning Taxes.”
Systematic Withdrawal Plan. JHF II permits the establishment of a Systematic Withdrawal Plan. Payments under this plan represent proceeds arising from the redemption of shares. Since the redemption price of shares may be more or less than the shareholder’s cost, depending upon the market value of the securities owned by the Portfolio or Fund at the time of redemption, the distribution of cash pursuant to this plan may result in realization of gain or loss for purposes of federal, state and local income taxes. The maintenance of a Systematic Withdrawal Plan concurrently with purchases of additional shares of the Portfolio or Fund could be disadvantageous to a shareholder because of the initial sales charge payable on such purchases of Class A shares and the CDSC imposed on redemptions of Class B and Class C shares and because redemptions are taxable events. Therefore, a shareholder should not purchase shares at the same time that a Systematic Withdrawal Plan is in effect. The Portfolio and Fund reserves the right to modify or discontinue the Systematic Withdrawal Plan of any shareholder on 30 days’ prior written notice to such shareholder, or to discontinue the availability of such plan in the future. The shareholder may terminate the plan at any time by giving proper notice to Signature Services.

PURCHASES AND REDEMPTIONS THROUGH THIRD PARTIES
Shares of the Portfolios may be purchased or redeemed through certain Selling Firms. Selling Firms may charge the investor additional fees for their services. The Portfolios will be deemed to have received a purchase or redemption order when an authorized Selling Firm, or if applicable, a Selling Firm’s authorized designee, receives the order. Orders may be processed at the NAV next calculated after the Selling Firm receives the order. The Selling Firm must segregate any orders it receives after the close of regular trading on the NYSE and transmit those orders to the Portfolio for execution at the NAV next determined. Some Selling Firms that maintain network/omnibus/nominee accounts with a Portfolio for their clients charge an annual fee on the average net assets held in such accounts for accounting, servicing, and distribution services they provide with respect to the underlying Fund shares. This fee is paid by the Adviser, the Portfolio and/or the Distributor.
DESCRIPTION OF FUND SHARES
The Trustees are responsible for the management and supervision of each Fund and Portfolio. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of a Portfolio or Fund without par value. Under the Declaration of Trust, the Trustees have the authority to create and classify shares of beneficial interest in separate series, Funds or Portfolios and classes without further action by shareholders. As of the date of this SAI, the Trustees have authorized shares of ninety nine (102) series. Additional series may be added in the future. The Trustees have also authorized the issuance of fourteen (14) classes of shares of each Fund or Portfolio, designated as Class A, Class B, Class C, Class NAV, Class R, Class R1, Class R2, Class R3, Class R4, Class R5, Class I, Class 1 and Class 5. Not all Funds or Portfolios will issue all classes of shares. Additional classes of shares may be authorized in the future.
The shares of each class of a Fund or Portfolio represent an equal proportionate interest in the aggregate net assets attributable to that class of the Fund or Portfolio. Holders of each class of shares have certain exclusive voting rights on matters relating to their respective distribution plan, if any. The different classes of a Fund or Portfolio may bear different expenses relating to the cost of holding shareholder meetings necessitated by the exclusive voting rights of any class of shares.
Dividends paid by a Fund or Portfolio, if any, with respect to each class of shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except for differences resulting from the facts that (i) the distribution and service fees, if any, relating to each class will be borne exclusively by that class, and (ii) each class of shares will bear any class expenses properly allocable to that class of shares, subject to the conditions the Internal Revenue Service imposes with respect to the multiple-class structures. Similarly, the NAV per share may vary depending on which class of shares is purchased. No interest will be paid on uncashed dividend or redemption checks.
In the event of liquidation, shareholders of each class are entitled to share pro rata in the net assets of the Fund or Portfolio available for distribution to these shareholders. Shares entitle their holders to one vote per share (and fractional votes for fractional shares), are freely transferable and have no preemptive, subscription or conversion rights. When issued, shares are fully paid and non-assessable, except as set forth below.
Unless otherwise required by the 1940 Act or the Declaration of Trust, no Fund or Portfolio has the intention of holding annual meetings of shareholders. Fund or Portfolio shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the Fund or Portfolio’s outstanding shares and the Trustees shall promptly call a meeting for such purpose when requested to do so in writing by the record holders of not less than 10% of the outstanding shares of the Funds or Portfolios. Shareholders may, under certain circumstances, communicate with other shareholders in connection with requesting a special meeting of shareholders. However, at any time that less than a majority of the Trustees holding office were elected by the shareholders, the Trustees will call a special meeting of shareholders for the purpose of electing Trustees.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for acts or obligations of a Fund or Portfolio. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts, obligations or affairs of each fund. The Declaration of Trust also provides for indemnification out of a Fund or Portfolio’s assets for all losses and expenses of any shareholder held personally liable by reason of being or having been a shareholder. The Declaration of Trust also provides that no Fund or Portfolio shall be liable for the liabilities of any other Fund or Portfolio. Furthermore, no Fund or Portfolio included in a Prospectus shall be liable for the liabilities of any other Fund or Portfolio within the John Hancock Fund Complex. Liability is therefore limited to circumstances in which a Fund or Portfolio itself would be unable to meet its obligations, and the possibility of this occurrence is remote.
Each Portfolio reserves the right to reject any application that conflicts with the Portfolio’s internal policies or the policies of any regulatory authority. JHF II does not accept starter, credit card or third party checks. All checks returned by the post office as undeliverable will be reinvested at NAV in the Portfolio or Portfolios from which a redemption was made or dividend paid. Information provided on the account application may be used by the Portfolios to verify the accuracy of the information or for background or financial history purposes. A joint account will be administered as a joint tenancy with right of survivorship, unless the joint owners notify Signature Services of a different intent. A shareholder’s account is governed by the laws of The Commonwealth of Massachusetts. For telephone transactions, the transfer agent will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or other taxpayer ID number and other relevant information. If appropriate measures are taken, the transfer agent is not responsible for any loss that may occur to any account due to an unauthorized telephone call. Also for your protection telephone redemptions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.
Shares of a Portfolio generally may be sold only to U.S. citizens, U.S. residents, and U.S. domestic corporations, partnerships, trusts or estates.
ADDITIONAL INFORMATION CONCERNING TAXES
The following discussion is a general and abbreviated summary of certain additional tax considerations affecting a fund and its shareholders. No attempt is made to present a detailed explanation of all federal, state, local and foreign tax concerns, and the discussions set forth here and in the Prospectus do not constitute tax advice. Investors are urged to consult their own tax advisors with specific questions relating to federal, state, local or foreign taxes.
JHF II believes that each Portfolio and Fund will qualify as a regulated investment company under Subchapter M of the Code. If any Portfolio or Fund of JHF II does not qualify as a regulated investment company, it will be subject to U.S. federal income tax on its net investment income and net capital gains. As a result of qualifying as a regulated investment company, no Portfolio or Fund will be subject to U.S. federal income tax on its net investment income (i.e., its investment company taxable income, as that term is defined in the Code, determined without regard to the deduction for dividends paid) and net capital gain (i.e., the excess of its net realized long-term capital gain over its net realized short-term capital loss), if any, that it distributes to its shareholders in each taxable year, provided that it distributes to its shareholders at least 90% of its net investment income for such taxable year.
A Portfolio will be subject to a non-deductible 4% excise tax to the extent that the Portfolio does not distribute by the end of each calendar year (a) at least 98% of its ordinary income for the calendar year; (b) at least 98% of its capital gain net income for the one-year period ending, as a general rule, on October 31 of each year; and (c) 100% of the undistributed ordinary income and capital gain net income from the preceding calendar years (if any). For this purpose, any income or gain retained by a Portfolio that is subject to corporate tax will be considered to have been distributed by year-end. To the extent possible, each Portfolio intends to make sufficient distributions to avoid the application of both corporate income and excise taxes. Under current law, distributions of net investment income and net capital gain are not taxed to a life insurance company to the extent applied to increase the reserves for the company’s variable annuity and life insurance contracts.
To qualify as a regulated investment company for income tax purposes, a Portfolio must derive at least 90% of its annual gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in stock, securities and currencies, and net income derived from an interest in a qualified publicly traded partnership. The Internal

Revenue Service has issued a revenue ruling that would cause certain income from certain commodities-linked derivatives in which certain Portfolios invest to not be considered qualifying income for purposes of the 90% test. This ruling limits the extent to which a Portfolio may receive income from such commodity-linked derivatives to a maximum of 10% of its annual gross income. It is currently unclear which types of commodity-linked derivatives are affected by the revenue ruling, although it appears that certain commodity-linked notes are not affected.
A “qualified publicly traded partnership” is a publicly traded partnership other than a publicly traded partnership, that would satisfy the qualifying income requirements of Code Section 7704 if such qualifying income included only income derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities, or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in stock, securities and currencies (“RIC-type income”). Qualified publicly traded partnerships therefore are publicly traded partnerships that derive more than 10% of their gross income from other types of income, such as income derived from the buying and selling of commodities, or options, futures or forwards with respect to commodities, other than RIC-type income. All of the income received by a Portfolio from its investment in a qualified publicly traded partnership that invests in commodities or commodity-linked derivatives will be income satisfying the regulated investment company 90% test. If the commodities-based income of such partnership is only 10% or less of its gross income in any taxable year, and 90% or more of its gross income is RIC-type income, then the share of such commodities-based income allocable to a Portfolio investing in such partnership would not be income satisfying the regulated investment company 90% test for the Portfolio’s taxable year. In such event, the Portfolio could fail to qualify as a regulated investment company if its income that is not regulated investment company qualifying income exceeds 10% of its gross income for the taxable year.
If a Portfolio failed to qualify as a regulated investment company, the Portfolio would incur regular corporate income tax on its taxable income for that year, it would lose its deduction for dividends paid to shareholders, and it would be subject to certain gain recognition and distribution requirements upon requalification. Further distributions of income by the Portfolio to its shareholders would be treated as dividend income, although such dividend income would constitute qualified dividend income subject to reduced federal income tax rates if the shareholder satisfies certain holding period requirements with respect to its shares in the Portfolio. Compliance with the regulated investment company 90% test is carefully monitored by the Adviser and the subadvisers and it is intended that the Portfolios will comply with the requirements for qualification as regulated investment companies.
The Code was amended in 2004 to allow regulated investment companies to invest up to 25% of their assets in “qualified publicly traded partnerships” and to provide that the net income allocated to a regulated investment company investing in such partnerships would be qualifying income for purposes of the 90% gross income test. As described above, in order to maintain its status as a regulated investment company, a Portfolio must have a deduction for dividends paid during its taxable year at least equal to 90% of its investment company taxable income for such year. Additionally, a regulated investment company is subject each calendar year to a nondeductible 4% excise tax on its under distribution of dividends to the extent that it fails to distribute the sum of 98% of its ordinary income for such calendar year, plus 98% of its capital gain net income for the 1-year period on October 31 of such calendar year, plus 100% of any prior year’s shortfall. A Portfolio investing in publicly traded partnerships might be required to recognize during its taxable year income in excess of its cash distributions from such publicly traded partnerships and its proceeds from dispositions of partnership interests during that year. Such income, even if not reported to the Portfolio by the publicly traded partnerships until after the end of that year, would nevertheless be subject to the regulated investment company distribution requirements and would be taken into account for purposes of the 4% excise tax.
To qualify as a regulated investment company, a Portfolio must also satisfy certain requirements with respect to the diversification of its assets. A Portfolio must have, at the close of each quarter of the taxable year, at least 50% of the value of its total assets represented by cash, cash items, United States government securities, securities of other regulated investment companies, and other securities which, in respect of any one issuer, do not represent more than 5% of the value of the assets of the Portfolio nor more than 10% of the voting securities of that issuer. In addition, at those times not more than 25% of the value of the Portfolio’s assets may be invested in securities (other than United States government securities or the securities of other regulated investment companies) of, (i) any one issuer, (ii) two or more issuers that the Portfolio controls and that are engaged in the same or similar trades or businesses or related trades or businesses; or (iii) one or more qualified publicly traded partnerships.

A Portfolio may make investments that produce income that is not matched by a corresponding cash distribution to the Portfolio, such as investments in pay-in-kind bonds or in obligations such as certain Brady Bonds and zero-coupon securities having original issue discount (i.e., an amount equal to the excess of the stated redemption price of the security at maturity over its issue price), or market discount (i.e., an amount equal to the excess of the stated redemption price at maturity of the security (appropriately adjusted if it also has original issue discount) over its basis immediately after it was acquired) if the Portfolio elects to accrue market discount on a current basis. In addition, income may continue to accrue for federal income tax purposes with respect to a non-performing investment. Any such income would be treated as income earned by a Portfolio and therefore, would be subject to the distribution requirements of the Code. Because such income may not be matched by a corresponding cash distribution to a Portfolio, such Portfolio may be required to borrow money or dispose of other securities to be able to make distributions to its investors. In addition, if an election is not made to currently accrue market discount with respect to a market discount bond, all or a portion of any deduction for any interest expense incurred to purchase or hold such bond may be deferred until such bond is sold or otherwise disposed.
Certain of the Portfolios may engage in hedging or derivatives transactions involving foreign currencies, forward contracts, options and futures contracts (including options, futures and forward contracts on foreign currencies) and short sales (see “Investment Policies — Hedging and Other Strategic Transactions”). Such transactions will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by a Portfolio (that is, may affect whether gains or losses are ordinary or capital), accelerate recognition of income of a Portfolio and defer recognition of certain of the Portfolio’s losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. In addition, these provisions (1) will require a Portfolio to “mark-to-market” certain types of positions in its portfolio (that is, treat them as if they were closed out) and (2) may cause a Portfolio to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirement and avoid the 4% excise tax. Each Portfolio intends to monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any option, futures contract, forward contract or hedged investment in order to mitigate the effect of these rules.
Portfolios investing in foreign securities or currencies may be subject to withholding or other taxes to foreign governments. Foreign tax withholding from dividends and interest, if any, is generally imposed at a rate between 10% and 35%. If a Portfolio purchases shares in a “passive foreign investment company” (a “PFIC”), the Portfolio may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Portfolio to its shareholders. Additional charges in the nature of interest may be imposed on the Portfolio in respect of deferred taxes arising from such distributions or gains. If a Portfolio were to invest in a PFIC and elected to treat the PFIC as a “qualified electing fund” under the Code, in lieu of the foregoing requirements, the Portfolio would be required to include in income each year a portion of the ordinary earnings and net capital gain of the qualified electing fund, even if not distributed to the Portfolio. Alternatively, a Portfolio can elect to mark-to-market at the end of each taxable year its shares in a PFIC; in this case, the Portfolio would recognize as ordinary income any increase in the value of such shares, and as ordinary loss any decrease in such value to the extent it did not exceed prior increases included in income. Under either election, a Portfolio might be required to recognize during a year income in excess of its distributions from PFICs and its proceeds from dispositions of PFIC stock during that year, and such income would nevertheless be subject to the distribution requirements and would be taken into account for purposes of the 4% excise tax.
Additional Tax Considerations. If a Portfolio failed to qualify as a regulated investment company, the Portfolios would incur regular corporate federal income tax on its taxable income for that year and be subject to certain distribution requirements upon requalification. Accordingly, compliance with the above rules is carefully monitored by the Adviser and the subadvisers and it is intended that the Portfolios will comply with these rules as they exist or as they may be modified from time to time. Compliance with the tax requirements described above may result in a reduction in the return under a Portfolio; to comply with the above rules, the investments utilized (and the time at which such investments are entered into and closed out) may be different from what the subadvisers might otherwise believe to be desirable.
The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect. It is not intended to be a complete explanation or a substitute for consultation with individual tax advisors. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury Regulations promulgated thereunder. The Code and Treasury Regulations are subject to change, possibly with retroactive effect.

PORTFOLIO BROKERAGE
Pursuant to the Subadvisory Agreements, the subadvisers are responsible for placing all orders for the purchase and sale of portfolio securities of the Fund. The subadvisers have no formula for the distribution of the Fund’s brokerage business; rather they place orders for the purchase and sale of securities with the primary objective of obtaining the most favorable overall results for the applicable fund. The cost of securities transactions for each Fund will consist primarily of brokerage commissions or dealer or underwriter spreads. Fixed income securities and money market instruments are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes.
Occasionally, securities may be purchased directly from the issuer. For securities traded primarily in the OTC market, the subadvisers will, where possible, deal directly with dealers who make a market in the securities unless better prices and execution are available elsewhere. Such dealers usually act as principals for their own account.
Selection of Brokers or Dealers to Effect Trades. In selecting brokers or dealers to implement transactions, the subadvisers will give consideration to a number of factors, including:
-price, dealer spread or commission, if any;
-the reliability, integrity and financial condition of the broker-dealer;
-size of the transaction;
-difficulty of execution;
-brokerage and research services provided; and
-confidentiality and anonymity.
Consideration of these factors by a subadviser, either in terms of a particular transaction or the subadviser’s overall responsibilities with respect to the fund and any other accounts managed by the subadviser, could result in the applicable Fund paying a commission or spread on a transaction that is in excess of the amount of commission or spread another broker-dealer might have charged for executing the same transaction.
Soft Dollar Considerations. In selecting brokers and dealers, the subadvisers will give consideration to the value and quality of any research, statistical, quotation, brokerage or valuation services provided by the broker or dealer to the subadviser. In placing a purchase or sale order, a subadviser may use a broker whose commission in effecting the transaction is higher than that of some other broker if the subadviser determines in good faith that the amount of the higher commission is reasonable in relation to the value of the brokerage and research services provided by such broker, viewed in terms of either the particular transaction or the subadviser’s overall responsibilities with respect to the fund and any other accounts managed by the subadviser. In addition to statistical, quotation, brokerage or valuation services, a subadviser may receive from brokers or dealers products or research that are used for both research and other purposes, such as administration or marketing. In such case, the subadviser will make a good faith determination as to the portion attributable to research. Only the portion attributable to research will be paid through fund brokerage. The portion not attributable to research will be paid by the subadviser. Research products and services may be acquired or received either directly from executing brokers or indirectly through other brokers in step-out transactions. A “step-out” is an arrangement by which a subadviser executes a trade through one broker-dealer but instructs that entity to step-out all or a portion of the trade to another broker-dealer. This second broker-dealer will clear and settle, and receive commissions for, the stepped-out portion. The second broker-dealer may or may not have a trading desk of its own.
Subadvisers may also receive research or research credits from brokers, which are generated from underwriting commissions when purchasing new issues of fixed income securities or other assets for a Fund. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services are of value to the subadviser in advising several of its clients (including the Funds), although not all of these services are necessarily useful and of value in managing the Funds. The management fee paid by a Fund is not reduced because a subadviser and its affiliates receive such services.
As noted above, a subadviser may purchase new issues of securities for the Fund in underwritten fixed price offerings.

In these situations, the underwriter or selling group member may provide the subadviser with research in addition to selling the securities (at the fixed public offering price) to the fund or other advisory clients. Because the offerings are conducted at a fixed price, the ability to obtain research from a broker-dealer in this situation provides knowledge that may benefit the Fund, other subadviser clients, and the subadviser without incurring additional costs. These arrangements may not fall within the safe harbor in Section 28(e) of the Securities Exchange Act of 1934, as amended, because the broker-dealer is considered to be acting in a principal capacity in underwritten transactions. However, FINRA has adopted rules expressly permitting broker-dealers to provide bona fide research to advisers in connection with fixed price offerings under certain circumstances. As a general matter in these situations, the underwriter or selling group member will provide research credits at a rate that is higher than that which is available for secondary market transactions.
Brokerage and research services provided by brokers and dealers include advice, either directly or through publications or writings, as to:
-the value of securities;
-the advisability of purchasing or selling securities;
-the availability of securities or purchasers or sellers of securities; and
-analyses and reports concerning: (a) issuers; (b) industries; (c) securities; (d) economic, political and legal factors and trends; and (e) portfolio strategy.
Research services are received primarily in the form of written reports, computer generated services, telephone contacts and personal meetings with security analysts. In addition, such services may be provided in the form of meetings arranged with corporate and industry spokespersons, economists, academicians and government representatives. In some cases, research services are generated by third parties but are provided to the subadviser by or through a broker.
To the extent research services are used by the subadvisers, such services would tend to reduce such party’s expenses. However, the subadvisers do not believe that an exact dollar value can be assigned to these services. Research services received by the subadvisers from brokers or dealers executing transactions for funds of JHF II, which may not be used in connection with a fund, will also be available for the benefit of other funds managed by the subadvisers.
Allocation of Trades by the Subadvisers. The subadvisers manage a number of accounts other than the Funds of JHF II. Although investment determinations for the Funds will be made by the subadvisers independently from the investment determinations made by them for any other account, investments deemed appropriate for the Funds by the subadvisers may also be deemed appropriate by them for other accounts. Therefore, the same security may be purchased or sold at or about the same time for both the Funds and other accounts. In such circumstances, the subadvisers may determine that orders for the purchase or sale of the same security for the Funds and one or more other accounts should be combined. In this event the transactions will be priced and allocated in a manner deemed by the subadvisers to be equitable and in the best interests of the funds and such other accounts. While in some instances combined orders could adversely affect the price or volume of a security, the Fund believes that its participation in such transactions on balance will produce better overall results for the Fund.
Affiliated Underwriting Transactions by the Subadvisers. JHF II has approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby a Fund may purchase securities that are offered in underwritings in which an affiliate of the subadvisers participate. These procedures prohibit a Fund from directly or indirectly benefiting a subadviser affiliate in connection with such underwritings. In addition, for underwritings where a subadviser affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the Funds could purchase.
LEGAL AND REGULATORY MATTERS
On June 25, 2007, the Adviser and three of its affiliates including the Distributor (collectively, the “John Hancock Affiliates”) reached a settlement with the SEC that resolved an investigation of certain practices relating to the John Hancock Affiliates’ variable annuity and mutual fund operations involving directed brokerage and revenue sharing. Under the terms of the settlement, each John Hancock Affiliate was censured and agreed to pay a $500,000 civil penalty to the United States Treasury. In addition, the Adviser and one of the John Hancock Affiliates agreed to pay disgorgement of $14,838,943 and prejudgment interest of $2,001,999 to the John Hancock Trust funds that participated in the Adviser’s commission recapture program during the period from 2000 to April 2004. The Distributor and another John Hancock Affiliate agreed to pay disgorgement in the amount of $2,087,477 and prejudgment interest of $359,460 to certain entities advised by the associated John Hancock Affiliates. Collectively, all John Hancock Affiliates agreed to pay a total disgorgement of $16,926,420 and prejudgment interest of $2,361,460 to entities advised or distributed by John Hancock Affiliates. The Adviser discontinued the use of directed brokerage in recognition of the sale of fund shares in April 2004.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP, independent registered public accounting firm, has been appointed as the independent registered public accounting for the Funds. PricewaterhouseCoopers LLP has offices at 125 High Street, Boston, Massachusetts 02110.
CUSTODY OF PORTFOLIO SECURITIES
State Street Bank and Trust Company (“State Street”), 2 Avenue de Lafayette, Boston, Massachusetts 02111, currently acts as custodian and bookkeeping agent of all the Funds’ and Portfolios’ assets. State Street has selected various banks and trust companies in foreign countries to maintain custody of certain foreign securities. State Street is authorized to use the facilities of the Depository Trust Company, the Participants Trust Company and the book-entry system of the Federal Reserve Banks.
CODES OF ETHICS
JHF II, the Adviser, the Distributor and each subadviser to the Funds and Portfolios have adopted Codes of Ethics that comply with Rule 17j-1 under the 1940 Act. Each Code of Ethics permits personnel subject to the Code of Ethics to invest in securities including securities that may be purchased or held by a fund.

APPENDIX A
DESCRIPTION OF BOND RATINGS
The ratings of Moody’s Investors Service, Inc. and Standard & Poor’s Ratings Group represent their opinions as to the quality of various debt instruments they undertake to rate. It should be emphasized that ratings are not absolute standards of quality. Consequently, debt instruments with the same maturity, coupon and rating may have different yields while debt instruments of the same maturity and coupon with different ratings may have the same yield.
MOODY’S INVESTORS SERVICE, INC.
Aaa: Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.
Aa: Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.
A: Obligations rated A are considered upper-medium grade and are subject to low credit risk.
Baa: Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.
Ba: Obligations rated Ba are judged to have speculative elements are subject to substantial credit risk.
B: Obligations rated B are considered speculative elements and are subject to high credit risk.
Caa: Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.
Ca: Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
C: Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.
STANDARD & POOR’S RATINGS GROUP
AAA: An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
AA: An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.
A: An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.
BBB: An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
BB, B, CCC, CC and C: Obligations rated ‘BB’, ‘B’, ‘CCC’ ‘CC’ and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
B: An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.
CCC: An obligation rated ‘CCC’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.
CC: An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.
C: The ‘C’ rating may be used to over a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.
D: An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or taking of a similar action if payments on an obligation are jeopardized.
Plus (+) or minus (-): The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.
NR: This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.
FITCH INVESTORS SERVICE (“Fitch”)
Investment Grade
AAA: Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
AA: Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
A: High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.
BBB: Good credit quality. ‘B’ ratings indicate that there is currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

Speculative Grade
BB: Speculative. ‘BB’ ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.
B: Highly speculative.
•	For issuers and performing obligations, ‘B’ ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.
•	For individual obligations, may indicate distressed or defaulted obligations with potential for extremely high recoveries. Such obligations would possess a Recovery Rating of ‘R1’ (outstanding).
CCC
•	For issuers and performing obligations, default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.
•	For individual obligations, may indicate distressed or defaulted obligations with potential for average to superior levels of recovery. Differences in credit quality may be denoted by plus/minus distinctions. Such obligations typically would possess a Recovery Rating of ‘R2’ (superior), or ‘R3’ (good) or ‘R4’ (average).
CC
•	For issuers and performing obligations, default of some kind appears probable.
•	For individual obligations, may indicate distressed or defaulted obligations with Recovery Rating of ‘R4’ (average) or ‘R5’ (below average).
C
•	For issuers and performing obligations, default is imminent.
•	For individual obligations, may indicate distressed or defaulted obligations with potential for below-average to poor recoveries. Such obligations would possess a Recovery Rating of ‘R6’ (poor).
RD
Indicates an entity that has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.
D
Indicates an entity or sovereign that has defaulted on all of its financial obligations. Default generally is defined as one of the following:
-	failure of an obligor to make timely payment of principal and/or interest under the contractual terms of any financial obligation;

-	the bankruptcy filings, administration, receivership, liquidation or winding-up or cessation of business of an obligor; or

-	the distressed or other coercive exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation.
Default ratings are not assigned prospectively; within this context, non-payment on an instrument that contains a deferral feature or grace period will not be considered a default until after the expiration of the deferral or grace period.

Issuers will be rated ‘D’ upon a default. Defaulted and distressed obligations typically are rated along the continuum of ‘C’ to ‘B’ rating categories, depending upon their recovery prospects and other relevant characteristics. Additionally, in structured finance transactions, where analysis indicates that an instrument is irrevocably impaired such that it is not expected to meet pay interest and/or principal in full in accordance with the terms of the obligation’s documentation during the life of the transaction, but where no payment default in accordance with the terms of the documentation is imminent, the obligation may be rated in the ‘B’ or CCC-C categories.
Default is determined by reference to the terms of the obligations’ documentation. Fitch will assign default ratings where it has reasonably determined that payment has not been made on a material obligation in accordance with the requirements of the obligation’s documentation, or where it believes that default ratings consistent with Fitch’s published definition of default are the most appropriate ratings to assign.
CORPORATE AND TAX-EXEMPT COMMERCIAL PAPER RATINGS
Moody’s
Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:
P-1
Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.
P-2
Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.
P-3
Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.
NP
Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
Standard and Poor’s
Commercial Paper
A standard & Poor’s commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from ‘A’ for the highest-quality obligations to ‘D’ for the lowest. These categories are as follows:
A-1
This designation indicates that the degress of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.
A-2
Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated ‘A-1’.
A-3
Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.
B
Issues rated ‘B’ are regarded as having only speculative capacity for timely payment.
C
This rating is assigned to short-term debt obligations with a doubtful capacity for payment.
D
Debt rated ‘D’ is in payment default. The ‘D’ rating category is used when interest payments of principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor’s believes such payments will be made during such grace period.
Dual Ratings
Standard & Poor’s assigns ‘dual’ rating to all debt issues that have a put option or demand feature as part of their structure.
The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, ‘AAA/A-1+’). With short-term demand debt, not rating symbols are used with the commercial paper rating symbols (for example, ‘SP-1+/A-1+’).
Other Considerations — The ratings of S&P, Moody’s, and Fitch represent their respective opinions of the quality of the municipal securities they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, municipal securities with the same maturity, coupon and ratings may have different yields and municipal securities of the same maturity and coupon with different ratings may have the same yield.
TAX-EXEMPT NOTE RATINGS
Moody’s
Short-Term Debt Ratings
There are three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels MIG 1 through MIG 3. In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade. MIG ratings expire at the maturity of the obligation.
MIG 1
This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.
MG 2
This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MG 3
This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.
SG
This designation denotes speculative-grade credit quality. Dept instruments in this category may lack sufficient margins of protection.
Standard and Poor’s
Short-Term Issue
A Standard & Poor’s U.S. municipal note reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:
•	Amoritization schedule – the larger the final maturity relative to other maturities, the more likely it will be treated as note; and

•	Source of payment – the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.
SP-1
Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.
SP-2
Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
SP-3
Speculative capacity to pay principal and interest.

APPENDIX B
PORTFOLIO MANAGER INFORMATION
MFC GLOBAL INVESTMENT MANAGEMENT (U.S.A.) LIMITED (“MFC GLOBAL”)
American Portfolios
The following chart reflects the portfolio managers’ investments in the Funds that they manage. The chart also reflects information regarding accounts other than the Funds for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.
The following table reflects information as of December 31, 2007:

		Other Registered		Other Pooled Investment
		Investment Companies		Vehicles		Other Accounts
		(in millions)		(in millions)		(in millions)
		Number		Number		Number
Portfolio	Dollar Range of Investments	of		of		of
Manager	in Each Fund	Accounts	Assets	Accounts	Assets	Accounts	Assets
Steve Orlich		22	$57,797	0	0	24	$6,432

Scott Warlow		22	$57,797	0	0	24	$6,429

Other Accounts Managed — Of total listed above, those for which advisory fee is based on performance

		Other Registered		Other Pooled Investment
		Investment Companies		Vehicles		Other Accounts
		(in millions)		(in millions)		(in millions)
		Number		Number		Number
Portfolio	Dollar Range of Investments	of		of		of
Manager	in Each Fund	Accounts	Assets	Accounts	Assets	Accounts	Assets
Steve Orlich	Lifestyle Aggressive Trust
Lifestyle Balanced Trust
Lifestyle Conservative Trust
Lifestyle Growth Trust
Lifestyle Moderate Trust
Scott Warlow	Lifestyle Aggressive Trust
Lifestyle Balanced Trust
Lifestyle Conservative Trust
Lifestyle Growth Trust
Lifestyle Moderate Trust

Potential Conflicts of Interest. Portfolio managers at MFC Global may manage numerous portfolios or accounts and as a result, actual or apparent conflicts of interest may arise.
The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. MFC Global does not track the time a portfolio manager spends on a single portfolio, however, MFC Global will regularly assess whether a portfolio manager has adequate time and resources to effectively manage all of the accounts for which he or she is responsible. MFC Global seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline.
Conflicts of interest may also arise when allocating and/or aggregating trades. Although a portfolio manager will make investment determinations for a portfolio independently from the investment determinations made by them for any other portfolio, investments may be deemed appropriate for more than one portfolio. In such circumstances, MFC Global may determine that orders for the purchase or sale of the same security for more than one portfolio should be combined. In this event, the transactions will be priced and allocated in a manner deemed to be equitable and in the best interests of all portfolios participating in the transaction.
MFC Global has implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts. In addition, MFC Global monitors a variety of other matters, including compliance with a portfolio or account’s investment guidelines and compliance with MFC Global’s Code of Ethics.
Structure of Compensation .
MFC Global portfolio managers receive a competitive compensation package that consists of base salary, performance based bonus and a Manulife share ownership plan. The magnitude of the performance-based bonus is based upon the investment performance of all accounts managed by the portfolio manager over a one-year period. The pre-tax performance of each account is measured relative to an appropriate peer group benchmark (for example a Morningstar large cap growth peer group if the fund invests primarily in large cap stocks with a growth strategy). The amount of the performance based bonus and participation in equity ownership also reflects the seniority and role of each portfolio manager. MFC Global seeks to ensure retention of portfolio managers through competitive compensation that rewards both individual and team performance. In order to be competitive in the industry, the overall compensation package is targeted at the top of the second quartile against our competitors as deemed through industry surveys.
To ensure ongoing competitiveness, total compensation for investment professionals is compared to external asset management organizations on an annual basis, as a minimum; any adjustments to base pay or annual incentive design are made at that time.
Base salary under Asset Management Compensation structure is determined by grade levels / function.
Annual Incentive Plan (AIP) bonus targets range from 10% to 80% of base salary determined by function, grade level and competitive practice, and can reach a maximum of 250% of bonus target depending on company, divisional, individual and portfolio performance.
Stock Option Plan is available for Vice Presidents and above. Restricted Share Unit Grants are available for Assistant Vice Presidents, Vice Presidents and above. Grants issued are dependent upon an individual’s long term performance, retention risk, future potential and market conditions.

APPENDIX C
JOHN HANCOCK FUNDS
PROXY VOTING POLICIES AND PROCEDURES
POLICY:
General
The Board of Trustees (the “Board”) of each registered investment company in the John Hancock family of funds listed on Schedule A (collectively, the “Trust”), including a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Trust (the “Independent Trustees”), adopts these proxy voting policies and procedures.
Each fund of the Trust or any other registered investment company (or series thereof) (each, a “fund”) is required to disclose its proxy voting policies and procedures in its registration statement and, pursuant to Rule 30b1-4 under the 1940 Act, file annually with the Securities and Exchange Commission and make available to shareholders its actual proxy voting record. In this regard, the Trust Policy is set forth below.
Delegation of Proxy Voting Responsibilities
It is the policy of the Trust to delegate the responsibility for voting proxies relating to portfolio securities held by a fund to the fund’s investment adviser (“adviser”) or, if the fund’s adviser has delegated portfolio management responsibilities to one or more investment subadviser(s), to the fund’s subadviser(s), subject to the Board’s continued oversight. The subadviser for each fund shall vote all proxies relating to securities held by each fund and in that connection, and subject to any further policies and procedures contained herein, shall use proxy voting policies and procedures adopted by each subadviser in conformance with Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended (the “Advisers Act”).
Except as noted below under Material Conflicts of Interest, the Trust Policy with respect to a fund shall incorporate that adopted by the fund’s subadviser with respect to voting proxies held by its clients (the “Subadviser Policy”). Each Subadviser Policy, as it may be amended from time to time, is hereby incorporated by reference into the Trust Policy. Each subadviser to a fund is directed to comply with these policies and procedures in voting proxies relating to portfolio securities held by a fund, subject to oversight by the fund’s adviser and by the Board. Each adviser to a fund retains the responsibility, and is directed, to oversee each subadviser’s compliance with these policies and procedures, and to adopt and implement such additional policies and procedures as it deems necessary or appropriate to discharge its oversight responsibility. Additionally, the Trust’s Chief Compliance Officer (“CCO”) shall conduct such monitoring and supervisory activities as the CCO or the Board deems necessary or appropriate in order to appropriately discharge the CCO’s role in overseeing the subadvisers’ compliance with these policies and procedures.
The delegation by the Board of the authority to vote proxies relating to portfolio securities of the funds is entirely voluntary and may be revoked by the Board, in whole or in part, at any time.

Voting Proxies of Underlying Funds of a Fund of Funds
A.   Where the Fund of Funds is not the Sole Shareholder of the Underlying Fund
With respect to voting proxies relating to the shares of an underlying fund (an “Underlying Fund”) held by a fund of the Trust operating as a fund of funds (a “Fund of Funds”) in reliance on Section 12(d)(1)(G) of the 1940 Act where the Underlying Fund has shareholders other than the Fund of Funds which are not other Fund of Funds, the Fund of Funds will vote proxies relating to shares of the Underlying Fund in the same proportion as the vote of all other holders of such Underlying Fund shares.
B.   Where the Fund of Funds is the Sole Shareholder of the Underlying Fund
In the event that one or more Funds of Funds are the sole shareholders of an Underlying Fund, the adviser to the Fund of Funds (the “Adviser”) or the Trust will vote proxies relating to the shares of the Underlying Fund as set forth below unless the Board elects to have the Fund of Funds seek voting instructions from the shareholders of the Funds of Funds in which case the Fund of Funds will vote proxies relating to shares of the Underlying Fund in the same proportion as the instructions timely received from such shareholders.
1.   Where Both the Underlying Fund and the Fund of Funds are Voting on Substantially Identical Proposals
In the event that the Underlying Fund and the Fund of Funds are voting on substantially identical proposals (the “Substantially Identical Proposal”), then the Adviser or the Fund of Funds will vote proxies relating to shares of the Underlying Fund in the same proportion as the vote of the shareholders of the Fund of Funds on the Substantially Identical Proposal.
2.   Where the Underlying Fund is Voting on a Proposal that is Not Being Voted on By the Fund of Funds
a.   Where there is No Material Conflict of Interest Between the Interests of the Shareholders of the Underlying Fund and the Adviser Relating to the Proposal
In the event that the Fund of Funds is voting on a proposal of the Underlying Fund and the Fund of Funds is not also voting on a substantially identical proposal and there is no material conflict of interest between the interests of the shareholders of the Underlying Fund and the Adviser relating to the Proposal, then the Adviser will vote proxies relating to the shares of the Underlying Fund pursuant to its Proxy Voting Procedures.
b.   Where there is a Material Conflict of Interest Between the Interests of the Shareholders of the Underlying Fund and the Adviser Relating to the Proposal
In the event that the Fund of Funds is voting on a proposal of the Underlying Fund and the Fund of Funds is not also voting on a substantially identical proposal and there is a material conflict of interest between the interests of the shareholders of the Underlying Fund and the Adviser relating to the Proposal, then the Fund of Funds will seek voting instructions from the shareholders of the Fund of Funds on the proposal and will vote proxies relating to shares of the Underlying Fund in the same proportion as the instructions timely received from such shareholders. A material conflict is generally defined as a proposal involving a matter in which the Adviser or one of its affiliates has a material economic interest.
Material Conflicts of Interest
If: (1) a subadviser to a fund becomes aware that a vote presents a material conflict between the interests of: (a) shareholders of the fund; and (b) the fund’s adviser, subadviser, principal underwriter, or any of their affiliated persons, and (2) the subadviser does not propose to vote on the particular issue in the manner prescribed by its Subadviser Policy or the material conflict of interest procedures set forth in its Subadviser Policy are otherwise triggered, then the subadviser will follow the material conflict of interest procedures set forth in its Subadviser Policy when voting such proxies.
If a Subadviser Policy provides that in the case of a material conflict of interest between fund shareholders and another party, the subadviser will ask the Board to provide voting instructions, the subadviser shall vote the proxies, in its discretion, as recommended by an independent third party, in the manner prescribed by its Subadviser Policy or abstain from voting the proxies.
Securities Lending Program
Certain of the funds participate in a securities lending program with the Trust through an agent lender. When a fund’s securities are out on loan, they are transferred into the borrower’s name and are voted by the borrower, in its discretion. Where a subadviser determines, however, that a proxy vote (or other shareholder action) is materially important to the client’s account, the subadviser should request that the agent recall the security prior to the record date to allow the subadviser to vote the securities.
Disclosure of Proxy Voting Policies and Procedures in the Trust’s Statement of Additional Information (“SAI”)
The Trust shall include in its SAI a summary of the Trust Policy and of the Subadviser Policy included therein. (In lieu of including a summary of these policies and procedures, the Trust may include each full Trust Policy and Subadviser Policy in the SAI.)
Disclosure of Proxy Voting Policies and Procedures in Annual and Semi-Annual Shareholder Reports
The Trust shall disclose in its annual and semi-annual shareholder reports that a description of the Trust Policy, including the Subadviser Policy, and the Trust’s proxy voting record for the most recent 12 months ended June 30 are available on the Securities and Exchange Commission’s (“SEC”) website, and without charge, upon request, by calling a specified toll-free telephone number. The Trust will send these documents within three business days of receipt of a request, by first-class mail or other means designed to ensure equally prompt delivery.
Filing of Proxy Voting Record on Form N-PX
The Trust will annually file its complete proxy voting record with the SEC on Form N-PX. The Form N-PX shall be filed for the twelve months ended June 30 no later than August 31 of that year.
PROCEDURES:
Review of Subadvisers’ Proxy Voting
The Trust has delegated proxy voting authority with respect to fund portfolio securities in accordance with the Trust Policy, as set forth above.
Consistent with this delegation, each subadviser is responsible for the following:
1)	Implementing written policies and procedures, in compliance with Rule 206(4)-6 under the Advisers Act, reasonably designed to ensure that the subadviser votes portfolio securities in the best interest of shareholders of the Trust.

2)	Providing the adviser with a copy and description of the Subadviser Policy prior to being approved by the Board as a subadviser, accompanied by a certification that represents that the Subadviser Policy has been adopted in conformance with Rule 206(4)-6 under the Advisers Act. Thereafter, providing the adviser with notice of any amendment or revision to that Subadviser Policy or with a description thereof. The adviser is required to report all material changes to a Subadviser Policy quarterly to the Board. The CCO’s annual written compliance report to the Board will contain a summary of the material changes to each Subadviser Policy during the period covered by the report.
3)	Providing the adviser with a quarterly certification indicating that the subadviser did vote proxies of the funds and that the proxy votes were executed in a manner consistent with the Subadviser Policy. If the subadviser voted any proxies in a manner inconsistent with the Subadviser Policy, the subadviser will provide the adviser with a report detailing the exceptions.
Adviser Responsibilities
Proxy Voting Procedures
Implementing written policies and procedures, in compliance with Rule 206(4)-6 under the Advisers Act, reasonably designed to ensure that the adviser votes shares of an Underling Fund consistent with these proxy voting policies and procedures and in the best interest of shareholders of the Trust.
Providing the Board of the Trust with a copy and description of the Adviser Policy, accompanied by a certification that represents that the Adviser Policy has been adopted in conformance with Rule 206(4)-6 under the Advisers Act. Thereafter, providing the Board with notice of any amendment or revision to that Adviser Policy or with a description thereof. The Adviser is required to report all material changes to the Adviser Policy quarterly to the Board. The CCO’s annual written compliance report to the Board will contain a summary of the material changes to Adviser Policy during the period covered by the report.
Providing the Board with a quarterly certification indicating that the Adviser did vote proxies of the funds and that the proxy votes were executed in a manner consistent with the Adviser Policy and these proxy voting policies and procedures. If the Adviser voted any proxies in a manner inconsistent with the Subadviser Policy, the Adviser will provide the adviser with a report detailing the exceptions.
Proxy Voting Service
The Trust has retained a proxy voting service to coordinate, collect, and maintain all proxy-related information, and to prepare and file the Trust’s reports on Form N-PX with the SEC.
The adviser, in accordance with its general oversight responsibilities, will periodically review the voting records maintained by the proxy voting service in accordance with the following procedures:
1)	Receive a file with the proxy voting information directly from each subadviser on a quarterly basis.

2)	Select a sample of proxy votes from the files submitted by the subadvisers and compare them against the proxy voting service files for accuracy of the votes.

3)	Deliver instructions to shareholders on how to access proxy voting information via the Trust’s semi-annual and annual shareholder reports.
Proxy Voting Service Responsibilities
Aggregation of Votes:
The proxy voting service’s proxy disclosure system will collect fund-specific and/or account-level voting records, including votes cast by multiple subadvisers or third party voting services.
Reporting:
The proxy voting service’s proxy disclosure system will provide the following reporting features:

1)	multiple report export options;

2)	report customization by fund-account, portfolio manager, security, etc.; and

3)	account details available for vote auditing.
Form N-PX Preparation and Filing:
The adviser will be responsible for oversight and completion of the filing of the Trust’s reports on Form N-PX with the SEC. The proxy voting service will prepare the EDGAR version of Form N-PX and will submit it to the adviser for review and approval prior to filing with the SEC. The proxy voting service will file Form N-PX for each twelve-month period ending on June 30. The filing must be submitted to the SEC on or before August 31 of each year.

Schedule A
PROXY VOTING POLICIES AND PROCEDURES

JOHN HANCOCK FUNDS:	Adopted:	Amended:
John Hancock Trust	September 28, 2007
John Hancock Funds II	September 28, 2007
John Hancock Funds III	September 11, 2007
John Hancock Bond Trust	September 11, 2007
John Hancock California Tax-Free Income Fund	September 11, 2007
John Hancock Capital Series	September 11, 2007
John Hancock Current Interest	September 11, 2007
John Hancock Equity Trust	September 11, 2007
John Hancock Investment Trust	September 11, 2007
John Hancock Investment Trust II	September 11, 2007
John Hancock Investment Trust III	September 11, 2007
John Hancock Institutional Series Trust	September 11, 2007
John Hancock Municipal Securities Trust	September 11, 2007
John Hancock Series Trust	September 11, 2007
John Hancock Sovereign Bond Fund	September 11, 2007
John Hancock Strategic Series	September 11, 2007
John Hancock Tax-Exempt Series	September 11, 2007
John Hancock World Fund	September 11, 2007
John Hancock Preferred Income Fund	September 11, 2007
John Hancock Preferred Income Fund II	September 11, 2007
John Hancock Preferred Income Fund III	September 11, 2007
John Hancock Patriot Select Dividend Fund	September 11, 2007
John Hancock Patriot Premium Dividend Fund II	September 11, 2007
John Hancock Bank & Thrift Opportunity Fund	September 11, 2007
John Hancock Income Securities Trust	September 11, 2007
John Hancock Investors Trust	September 11, 2007
John Hancock Tax-Advantaged Dividend Income Fund	September 11, 2007
John Hancock Financial Trends	September 11, 2007
John Hancock Tax-Advantaged Global Shareholder Yield Fund	September 11, 2007

MFC GLOBAL INVESTMENT MANAGEMENT (U.S.A.) LIMITED
PROXY VOTING POLICY

ISSUED: AUGUST 2003

MFC Global Investment Management (U.S.A.) Limited (“MFC-GIM (USA)”) manages money on behalf of, or provides investment advice to, clients.
Arising out of these relationships, MFC-GIM(USA) has a fiduciary duty to exercise care, diligence and skill in the administration and management of client funds that any person, familiar with the matters would exercise under similar circumstances in managing the property of another person.
In addition to its fiduciary duty, MFC-GIM (USA) must also comply with the proxy requirements of Rule 206(4)-6 of the Investment Advisers Act of 1940, as amended from time to time (“Advisers Act”), and any other law which governs the exercise of voting rights by an investment adviser.
A proxy is a shareholder’s right to vote that has been delegated to professionals who manage their investments. (Note: clients have the unqualified right to rescind the permission given to an advisor to vote proxies on their behalf.) The right to vote is an asset, as a company’s shareholders have the power to influence the management of a corporation and it is our fiduciary obligation to ensure that these rights are voted, if clients request us to do so in writing, such that they optimize the long-term value of the investment portfolios.
Fiduciary Duty Guideline Requirements
When voting proxies, fiduciaries have an obligation to do so in an informed and responsible manner. There is a duty of loyalty. Records of voting should be maintained by retaining copies of, or access to, proxies and any supporting documentation for non-routine issues. As an investment advisory company, the obligation of fiduciaries is to vote proxies in the best interest of the clients or beneficiaries.
Our Policy
A proxy vote should be cast on behalf of each client holding the security in question. The decision on how to vote is made by the responsible Portfolio Manager, or another person or persons to whom such responsibility has been delegated by the Portfolio Manager, on behalf of the client. Such a person may include a proxy committee or a proxy voting service. See “Proxy Committees” and “Proxy Services” below.
When voting proxies, the following standards apply:
•     The Portfolio Manager will vote based on what they believe to be in the best interest of the client and in accordance with the client’s investment guidelines.
•     Each voting decision should be made independently. The Portfolio Manager may enlist the services of reputable professionals and/or proxy evaluation services, such as Institutional Shareholder Services (“ISS”) (see “Proxy Service” below), whether inside or outside the organization, to assist with the analysis of voting issues and/or to carry out the actual voting process. However, the ultimate decision as to how to cast a vote will always rest with the Portfolio Manager, or any Proxy Committee which may be formed to deal with voting matters from time to time. See “Proxy Committees” below.
•     Investment guidelines/contracts should outline how voting matters will be treated, and clients should be notified of voting procedures from time to time in accordance with any applicable legislative requirements.
•     The quality of a company’s management is a key consideration factor in the Portfolio Manager’s investment decision, and a good management team is presumed to act in the best interests of the company. Therefore, in general, MFC-GIM(USA) will vote as recommended by a company’s management, except in situations where the Portfolio Manager believes this is not in the best interests of clients.

•     As a general principle, voting should be consistent among portfolios having the same mandates, subject to the client’s preferences and the Conflict Procedures set out below.
MFC-GIM (USA) will reasonably consider specific voting instruction requests made to it by clients.
Proxy Services
Each Portfolio Manager is responsible for the voting of securities in portfolios managed by them. In order to assist in voting securities, MFC-GIM (USA) may from time to time delegate certain proxy advisory and voting responsibilities to a third party proxy service provider.
MFC-GIM (USA) has currently delegated certain duties to ISS. ISS specializes in the proxy voting and corporate governance area and provides a variety of proxy advisory and voting services. These services include in-depth research, analysis, and voting recommendations as well as vote execution, reporting, auditing and consulting assistance. While each Portfolio Manager may rely on ISS’s research and recommendations in casting votes, each Portfolio Manager may deviate from any recommendation provided from ISS on general policy issues or specific proxy proposals in accordance with any MFC-GIM (USA) proxy policies and procedures which may be in effect from time to time. See “Proxy Committees” below.
MFC-GIM (USA) may retain other proxy voting services in place of, or in addition to, ISS from time to time without further notice to clients.
Proxy Committees
From time to time proxy voting issues arise generally or with respect to a specific vote.
In such cases, one or more persons may be appointed as a Proxy Committee to review certain issues.
One or more of such committees may be created on a permanent or temporary basis from time to time. The terms of reference and the procedures under which a committee will operate from time to time must be reviewed by the Legal and Compliance Department. Records of the committee’s deliberations and recommendations shall be kept in accordance with this Policy and applicable law, if any. See “Documentation and Client Notification Requirements” below.
Conflicts Procedures
MFC-GIM (USA) is required to monitor and resolve possible material conflicts (“Conflicts”) between the interests of MFC-GIM (USA) and the interests of clients who have instructed MFC-GIM (USA) to vote securities held in their portfolios. MFC-GIM (USA) is affiliated with both Manulife Financial Corporation (“MFC”) and The Manufacturers Life Insurance Company (“MLI”). Conflicts may arise, for example, if a proxy vote is required on matters involving those companies, or other issuers in which either of them has a substantial equity interest.
Anyone within MFC-GIM (USA) who becomes aware of a potential conflict shall notify the Legal and Compliance department as well as the appropriate desk head. If it is determined by the Legal and

Compliance Department that a potential conflict does exist, a Proxy Committee shall be appointed to consider the issue.
In addition to the procedures set out above concerning Proxy Committees, any Proxy Committee which considers a Conflict must appoint a member of the Legal and Compliance team as a voting member of the Committee. Persons who are officers of the issuer involved in the matter may participate in the Committee’s deliberations, but shall not be entitled to vote as a member of the Committee.
The Proxy Committee shall then consider the issue involved and shall be free to make any decision it concludes is reasonable The Proxy Committee need not determine to vote each client portfolio the same way on a given matter, depending on the interests of the particular client involved.
Documentation and Client Notification Requirements
The Portfolio Manager should retain, or arrange to be retained in an accessible format from a proxy service or other source, voting records for securities held in each portfolio. These should include all records required by applicable law from time to time, such as
(i)	proxy voting procedures and policies, and all amendments thereto;

(ii)	all proxy statements received regarding client securities;

(iii)	a record of all votes cast on behalf of clients;

(iv)	records of all client requests for proxy voting information;

(v)	any documents prepared by the Portfolio Manager or a Proxy Committee that were material to a voting decision or that memorialized the basis for the decision;

(vi)	all records relating to communications with clients regarding conflicts of interest in voting; and

(vii)	any other material required by law to be kept from time to time.
MFC-GIM(USA) shall describe to clients, or provide a copy of, it’s proxy voting policies and procedures and shall also advise clients how they may obtain information on securities voted in their portfolio.

PART C: OTHER INFORMATION
ITEM 23. EXHIBITS

(a)(1)	Agreement and Declaration of Trust dated June 28, 2005. — previously filed as exhibit (a) to initial registration statement on Form N-1A filed on June 30, 2005, accession number 0000950135-05-003640.

(a)(2)	Amended and Restated Agreement and Declaration of Trust dated August 12, 2005. — previously filed as exhibit (a)(2) to pre-effective amendment no. 1 filed on September 30, 2005, accession number 0000950135-05-005616.

(a)(3)	Amendment dated September 29, 2006, to the Amended and Restated Declaration of Trust dated August 12, 2005. — previously filed as exhibit (a)(3) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(b)	By-laws of the Registrant dated June 28, 2005. — previously filed as exhibit (a) to initial registration statement on Form N-1A filed on June 30, 2005, accession number 0000950135-05-003640.

(c)	See Exhibits (a) and (b).

(d)	Advisory Agreement and Subadvisory Agreements.

(d)(1)	Advisory Agreement dated October 17, 2005. — previously filed as exhibit (d)(1) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(2)	Amendment dated April 28, 2006 to Advisory Agreement dated October 17, 2005 relating to the U.S. Government Securities Fund, Strategic Bond Fund, High Yield Fund, International Opportunities Fund, All Cap Growth Fund, Capital Appreciation Fund, Emerging Small Company Fund, International Small Company Fund, Mid Cap Value Equity Fund, Absolute Return Fund, Real Estate Equity Fund, Global Real Estate Fund and the High Income Fund. — previously filed as exhibit (d)(4) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(3)	Amendment dated June 30, 2006 to Advisory Agreement dated October 17, 2005 relating to the Core Bond Fund, Dynamic Growth Fund, Large Cap Fund, Large Cap Value Fund, Mid Cap Core Fund, Special Value Fund, Utilities Fund, Value & Restructuring Fund and Vista Fund. — previously filed as exhibit (d)(5) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(4)	Amendment dated April 30, 2007 to Advisory Agreement dated October 17, 2005 relating to the Income Fund, Mutual Shares Fund, Mid Cap Intersection Fund, Emerging Markets Value Fund and International Small Company Fund. — previously filed as exhibit (d)(4) to post-effective amendment no. 14 filed on October 12, 2007, accession number 0000950135-07-006048.

(d)(5)	Amendment dated June 29, 2007 to Advisory Agreement dated October 17, 2005 relating to the Real Return Bond Fund. — previously filed as exhibit (d)(5) to post-effective amendment no. 14 filed on October 12, 2007, accession number 0000950135-07-006048.

(d)(6)	Amendment dated July 1, 2007 to Advisory Agreement dated October 17, 2005 relating to the All Cap Growth Fund. — previously filed as exhibit (d)(6) to post-effective amendment no. 14 filed on October 12, 2007, accession number 0000950135-07-006048.

(d)(7)	Amendment dated December 26, 2007 to Advisory Agreement dated October 17, 2005 relating to the Floating Rate Income Fund and Global Asset Allocation Fund, Lifecycle 2010 Portfolio, Lifecycle 2015 Portfolio, Lifecycle 2020 Portfolio, Lifecycle 2025 Portfolio, Lifecycle 2030 Portfolio, Lifecycle 2035 Portfolio, Lifecycle 2040 Portfolio, Lifecycle 2045 Portfolio, Lifecycle 2050, Portfolio, Lifecycle Retirement Portfolio, Retirement Income Portfolio and Retirement Rising Income Portfolio — FILED HEREWITH.

(d)(8)	Amendment dated April 25, 2008 to Advisory Agreement dated October 17, 2005 relating to the Quantitative All Cap Fund. — FILED HEREWITH.

(d)(9)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and AIM Capital Management, Inc. — previously filed as exhibit (d)(2) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(10)	Amendment dated April 28, 2006 to Subadvisory Agreement dated October 17, 2005 relating to All Cap Growth Fund between John Hancock Investment Management Services, LLC and AIM Capital Management, Inc. — previously filed as exhibit (d)(7) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(11)	Amendment dated June 30, 2006 to Subadvisory Agreement dated October 17, 2005 relating to Mid Cap Core Fund between John Hancock Investment Management Services, LLC and AIM Capital Management, Inc. — previously filed as exhibit (d)(8) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(12)	Amendment dated July 1, 2007 to Subadvisory Agreement dated October 17, 2005 relating to All Cap Growth Fund between John Hancock Investment Management Services, LLC and AIM Capital Management, Inc. — previously filed as exhibit (d)(11) to post-effective amendment no. 14 filed on October 12, 2007, accession number 0000950135-07-006048.

(d)(13)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and American Century Investment Management, Inc. — previously filed as exhibit (d)(3) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(14)	Amendment dated June 30, 2006 to Subadvisory Agreement dated October 17, 2005 relating to Vista Fund and Small Company Fund between John Hancock Investment Management Services, LLC and American Century Investment Management, Inc. — previously filed as exhibit (d)(10) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(15)	Subadvisory Agreement dated September 30, 2006 between John Hancock Investment Management Services, LLC and BlackRock Investment Management, LLC. — previously filed as exhibit (d)(11) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(16)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Davis Selected Advisors, L.P. — previously filed as exhibit (d)(4) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(17)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Declaration Management & Research LLC. — previously filed as exhibit (d)(5) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(18)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Deutsche Asset Management, Inc. — previously filed as exhibit (d)(6) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(19)	Amendment dated April 28, 2006 to Subadvisory Agreement dated October 17, 2005 relating to Global Real Estate Fund between John Hancock Investment Management Services, LLC and Deutsche Asset Management, Inc. — previously filed as exhibit (d)(16) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(20)	Research, Advisory and Investment Management Agreement dated April 28, 2006 between RREEF America L.L.C. and Deutsche Asset Management International GmbH. — previously filed as exhibit (d)(20) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(21)	Research and Advisory Agreement dated April 28, 2006 between RREEF America L.L.C and Deutsche Asset Management (Hong Kong) Limited. — previously filed as exhibit (d)(21) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(22)	Research, Advisory and Investment Management Agreement dated April 28, 2006 between RREEF America L.L.C and RREEF Global Advisors Limited. — previously filed as exhibit (d)(22) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(23)	Research, Advisory and Investment Management Agreement dated April 28, 2006 between Deutsche Asset Management, Inc. and RREEF America L.L.C. — previously filed as exhibit (d)(23) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(24)	Research and Advisory Agreement dated April 28, 2006 between RREEF America L.L.C and Deutsche Investments Australia Limited. — previously filed as exhibit (d)(24) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(25)	Amendment dated June 30, 2006 to Subadvisory Agreement dated October 17, 2005 relating to Dynamic Growth Fund between John Hancock Investment Management Services, LLC and Deutsche Asset Management, Inc. — previously filed as exhibit (d)(17) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(26)	Subadvisory Agreement dated April 28, 2006 between John Hancock Investment Management Services, LLC and Dimensional Fund Advisors Inc., Inc. — previously filed as exhibit (d)(25) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(27)	Amendment dated April 30, 2007 to Subadvisory Agreement dated April 28, 2006 related to Emerging Markets Value Fund and International Small Company Fund between John Hancock Investment Management Services, LLC and Dimensional Fund Advisors Inc., Inc. — previously filed as exhibit (d)(27) to post-effective amendment no. 14 filed on October 12, 2007, accession number 0000950135-07-006048.

(d)(28)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Franklin Advisers, Inc. — previously filed as exhibit (d)(8) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(29)	Subadvisory Agreement dated April 30, 2007 relating to Income Fund between John Hancock Investment Management Services, LLC and Franklin Advisers, LLC. — previously filed as exhibit (d)(29) to post-effective amendment no. 14 filed on October 12, 2007, accession number 0000950135-07-006048.

(d)(30)	Form of Subadvisory Agreement relating to Mutual Shares Fund between John Hancock Investment Management Services, LLC and Franklin Mutual Advisers, LLC. — previously filed as exhibit (d)(26) to post-effective amendment no. 12 filed on February 14, 2007, accession number 0000950135-07-000887.

(d)(31)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Fund Asset Management Services, LLC. — previously filed as exhibit (d)(27) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(32)	Amendment dated June 1, 2006 to Subadvisory Agreement dated October 17, 2005 relating to Large Cap Value Fund between John Hancock Investment Management Services, LLC and Fund Asset Management Services, Inc. — previously filed as exhibit (d)(28) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(33)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Grantham, Mayo, Van Otterloo & Co. LLC (Growth & Income Fund). — previously filed as exhibit (d)(9) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(34)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Grantham, Mayo, Van Otterloo & Co. LLC (Growth Fund). — previously filed as exhibit (d)(10) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(35)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Grantham, Mayo, Van Otterloo & Co. LLC (Growth Opportunities Fund). — previously filed as exhibit (d)(11) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(36)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Grantham, Mayo, Van Otterloo & Co. LLC (International Stock Fund). — previously filed as exhibit (d)(12) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(37)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Grantham, Mayo, Van Otterloo & Co. LLC (Intrinsic Value Fund). — previously filed as exhibit (d)(13) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(38)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Grantham, Mayo, Van Otterloo & Co. LLC (Managed Fund). — previously filed as exhibit (d)(14) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(39)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Grantham, Mayo, Van Otterloo & Co. LLC (U.S. Multi-Sector Fund). — previously filed as exhibit (d)(15) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(40)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Grantham, Mayo, Van Otterloo & Co. LLC (Value Opportunities Fund). —

previously filed as exhibit (d)(16) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(41)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Grantham, Mayo, Van Otterloo & Co. LLC (International Growth Fund). — previously filed as exhibit (d)(37) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(42)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Independence Investment LLC. — previously filed as exhibit (d)(17) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(43)	Subadvisory Agreement dated May 31, 2006 between John Hancock Investment Management Services, LLC and CCM Holdings IV, LLC. — previously filed as exhibit (d)(39) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(44)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Jennison Associates LLC. — previously filed as exhibit (d)(18) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(45)	Amendment dated April 28, 2006 to Subadvisory Agreement dated October 17, 2005 relating to Capital Appreciation Fund between John Hancock Investment Management Services, LLC and Jennison Associates LLC. — previously filed as exhibit (d)(41) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(46)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and John Hancock Advisers, LLC. — previously filed as exhibit (d)(19) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(47)	Transfer Agreement on behalf of Active Bond and Strategic Income Funds transferring John Hancock Advisers, LLC’s (“JHA”) rights and obligations under the Subadvisory Agreement between John Hancock Investment Management Services, LLC and JHA to Sovereign Asset Management LLC. — previously filed as exhibit (d)(40) to post-effective amendment no. 3 filed on January 31, 2006, accession number 0001010521-06-000054.

(d)(48)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Legg Mason Capital Management, Inc. — previously filed as exhibit (d)(20) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(49)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Lord, Abbett & Co. — previously filed as exhibit (d)(21) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(50)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Marsico Capital Management, LLC. — previously filed as exhibit (d)(22) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(51)	Amendment dated April 28, 2006 to Subadvisory Agreement dated October 17, 2005 relating to International Opportunities Fund between John Hancock Investment Management Services, LLC and Marsico Capital Management, LLC. — previously filed as exhibit (d)(46) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(52)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Massachusetts Financial Services Company. — previously filed as exhibit (d)(23) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(53)	Amendment dated June 30, 2006 to Subadvisory Agreement dated October 17, 2005 relating to Strategic Value Fund and Utilities Fund between John Hancock Investment Management Services, LLC and Massachusetts Financial Services Company. — previously filed as exhibit (d)(48) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(54)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Mercury Advisors (Fund Asset Management, L.P.). — previously filed as exhibit (d)(24) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(55)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and MFC Global Investment Management (U.S.A.) Limited. — previously filed as exhibit (d)(25) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(56)	Amendment dated April 28, 2006 to Subadvisory Agreement dated October 17, 2005 relating to Absolute Return Fund between John Hancock Investment Management Services, LLC and MFC Global Investment Management (U.S.A.) Limited. — previously filed as exhibit (d)(51) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(57)	Amendment dated December 26, 2007 to Subadvisory Agreement dated October 17, 2005 relating to Lifecycle 2010 Portfolio, Lifecycle 2015 Portfolio, Lifecycle 2020 Portfolio, Lifecycle 2025 Portfolio, Lifecycle 2030 Portfolio, Lifecycle 2035 Portfolio, Lifecycle 2040 Portfolio, Lifecycle 2045 Portfolio, Lifecycle 2050, Portfolio, Lifecycle Retirement Portfolio, Retirement Income Portfolio and Retirement Rising Income Portfolio between John Hancock Investment Management Services, LLC and MFC Global Investment Management (U.S.A.) Limited. — FILED HEREWITH.

(d)(58)	Amended and Restated Subadvisory Consulting Agreement dated October 17, 2005 relating to Lifestyle Portfolios between John Hancock Investment Management Services, LLC, MFC Global Investment Management (U.S.A.) Limited, and Deutsche Asset Management, Inc. — previously filed as exhibit (d)(18) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(59)	Form of Amendment to Amended and Restated Subadvisory Consulting Agreement dated October 17, 2005 relating to Retirement Income Portfolio and Retirement Rising Income Portfolio between John Hancock Investment Management Services, LLC, MFC Global Investment Management (U.S.A.) Limited and Deutsche Asset Management, Inc. — previously filed as exhibit (d)(59) to post-effective amendment no. 15 filed on October 12, 2007, accession number 0000950135-07-006124.

(d)(60)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Morgan Stanley Investment Management. — previously filed as exhibit (d)(26) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(61)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Munder Capital Management. — previously filed as exhibit (d)(27) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(62)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Pacific Investment Management Company. — previously filed as exhibit (d)(28) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(63)	Amendment dated June 29, 2007 to Subadvisory Agreement dated October 17, 2005 relating to Real Return Bond Fund between John Hancock Investment Management Services, LLC and Pacific Investment Management Company LLC. — previously filed as exhibit (d)(59) to post-effective amendment no. 14 filed on October 12, 2007, accession number 0000950135-07-006048.

(d)(64)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Pzena Investment Management, LLC. — previously filed as exhibit (d)(29) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(65)	Subadvisory Agreement dated April 28, 2006 between John Hancock Investment Management Services, LLC and RCM Capital Management LLC. — previously filed as exhibit (d)(57) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(66)	Amendment dated October 6, 2006 to Subadvisory Agreement dated April 28, 2006 relating to Science and Technology Fund between John Hancock Investment Management Services, LLC and RCM Capital Management LLC. — previously filed as exhibit (d)(58) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(67)	Subadvisory Agreement dated April 28, 2006 between John Hancock Investment Management Services, LLC and RiverSource Investments, LLC. — previously filed as exhibit (d)(59) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(68)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Salomon Brothers Asset Management Inc. — previously filed as exhibit (d)(60) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(69)	Subadvisory Agreement dated December 1, 2005 between John Hancock Investment Management Services, LLC and Salomon Brothers Asset Management Inc. — previously filed as exhibit (d)(30) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(70)	Amendment dated June 30, 2006 to Subadvisory Agreement dated December 1, 2005 relating to Special Value Fund between John Hancock Investment Management Services, LLC and Salomon Brothers Asset Management Inc. — previously filed as exhibit (d)(62) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(71)	Subadvisory Agreement dated April 28, 2006 between John Hancock Investment Management Services, LLC and Sovereign Asset Management LLC. — previously filed as exhibit (d)(63) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(72)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and SSgA Funds Management, Inc. — previously filed as exhibit (d)(31) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(73)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Sustainable Growth Advisers, L.P. — previously filed as exhibit (d)(32) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(74)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and T. Rowe Price Associates, Inc. — previously filed as exhibit (d)(33) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(75)	Amendment dated April 28, 2006 to Subadvisory Agreement dated October 17, 2005 relating to Real Estate Equity Fund between John Hancock Investment Management Services, LLC and T. Rowe Price Associates, Inc. — previously filed as exhibit (d)(68) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(76)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Templeton Global Advisors Limited. — previously filed as exhibit (d)(34) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(77)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Templeton Investment Counsel, Inc. — previously filed as exhibit (d)(35) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(78)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and UBS Global Asset Management. — previously filed as exhibit (d)(36) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(79)	Amendment dated June 30, 2006 to Subadvisory Agreement dated October 17, 2005 relating to Global Allocation Fund and Large Cap Fund between John Hancock Investment Management Services, LLC and UBS Global Asset Management — previously filed as exhibit (d)(72) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(80)	Subadvisory Agreement dated October 17, 2006 between John Hancock Investment Management Services, LLC and United States Trust Company, N.A., Asset Management Division and U.S. Trust New York Asset Management Division. — previously filed as exhibit (d)(37) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(81)	Amendment dated October 1, 2006 to Subadvisory Agreement dated October 17, 2005 relating to Value and Restructuring Fund between John Hancock Investment Management Services, LLC and United States Trust Company, N.A., Asset Management Division and U.S. Trust New York Asset Management Division. — previously filed as exhibit (d)(74) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(82)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Wellington Management Company, LLP. — previously filed as exhibit (d)(38) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(83)	Amendment dated April 30, 2007 to Subadvisory Agreement dated October 17, 2005 relating to Mid Cap Intersection Fund between John Hancock Investment Management Services, LLC and Wellington Management Company, LLP. — previously filed as exhibit (d)(80) to post-effective amendment no. 14 filed on October 12, 2007, accession number 0000950135-07-006048.

(d)(84)	Amendment dated June 29, 2007 to Subadvisory Agreement dated October 17, 2005 relating to Special Value Fund between John Hancock Investment Management Services, LLC and Wellington Management Company, LLP. — previously filed as exhibit (d)(81) to post-effective amendment no. 14 filed on October 12, 2007, accession number 0000950135-07-006048.

(d)(85)	Amendment DATED January 2, 2008 to Subadvisory Agreement dated October 17, 2005 relating to Global Asset Allocation Fund between John Hancock Investment Management Services, LLC and Wellington Management Company, LLP. — FILED HEREWITH.

(d)(86)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Wells Capital Management, Inc. — previously filed as exhibit (d)(39) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(87)	Amendment dated June 30, 2006 to Subadvisory Agreement dated October 17, 2005 relating to Core Bond Fund and U.S. High Yield Fund between John Hancock Investment Management Services, LLC and Wells Capital Management, Inc. — previously filed as exhibit (d)(77) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(88)	Subadvisory Agreement dated April 28, 2006 between John Hancock Investment Management Services, LLC and Western Asset Management Company. — previously filed as exhibit (d)(78) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(89)	Sub — Subadvisory Agreement dated April 28, 2006 between Western Asset Management Company and Western Asset Management Company Limited. — previously filed as exhibit (d)(79) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(90)	Amendment dated December 26, 2007 to Subadvisory Agreement dated April 28, 2006 relating to Floating Rate Income Fund between John Hancock Investment Management Services, LLC and Western Asset Management Company. — FILED HEREWITH.

(d)(91)	Amendment dated April 25, 2008 to Subadvisory Agreement dated October 17, 2005 relating to Quantitative All Cap Fund between John Hancock Investment Management Services, LLC and MFC Global Investment Management (U.S.A.) Limited. — FILED HEREWITH.

(e)	Distribution Agreement dated October 17, 2005 between Registrant and John Hancock Funds, LLC. — previously filed as exhibit (e) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(f)	Not Applicable.

(g)	Custodian Agreement. — previously filed as exhibit (g) to pre-effective amendment no. 2 filed on October 13, 2005, accession number 0000950135-05-005745.

(h)	Other Material Contracts.

(h)(1)	Master Transfer Agency and Service Agreement. — previously filed as exhibit (h)(1) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(h)(2)	Expense Limitation Agreement. — previously filed as exhibit (h)(2) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(h)(3)	Class R Service Plan dated June 30, 2006 — previously filed as exhibit (h)(3) to post-effective amendment no. 16 filed on December 24, 2007, accession number 0000950135-07-007767.

(h)(4)	Class R1 Service Plan dated June 30, 2006 — previously filed as exhibit (h)(4) to post-effective amendment no. 16 filed on December 24, 2007, accession number 0000950135-07-007767.

(h)(5)	Class R2 Service Plan dated June 30, 2006 — previously filed as exhibit (h)(5) to post-effective amendment no. 16 filed on December 24, 2007, accession number 0000950135-07-007767.

(h)(6)	Class R3 Service Plan. — previously filed as exhibit (h)(6) to post-effective amendment no. 8 filed on July 18, 2006, accession number 0001010521-06-000572.

(h)(7)	Class R4 Service Plan. — previously filed as exhibit (h)(7) to post-effective amendment no. 8 filed on July 18, 2006, accession number 0001010521-06-000572.

(h)(8)	Class R5 Service Plan. — previously filed as exhibit (h)(8) to post-effective amendment no. 8 filed on July 18, 2006, accession number 0001010521-06-000572.

(i)	Legal Opinion — FILED HEREWITH.

(j)	Not Applicable.

(k)	Not Applicable.

(l)	Not Applicable.

(m)	Plan of Distribution pursuant to Rule 12b-1.

(m)(1)	Plan of Distribution pursuant to Rule 12b-1 relating to Class 1 Shares. — previously filed as exhibit (m)(1) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(m)(2)	Plan of Distribution pursuant to Rule 12b-1 relating to Class 3 Shares. — previously filed as exhibit (m)(2) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(m)(3)	Plan of Distribution pursuant to Rule 12b-1 relating to Class A Shares. — previously filed as exhibit (m)(3) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(m)(4)	Plan of Distribution pursuant to Rule 12b-1 relating to Class B Shares. — previously filed as exhibit (m)(4) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(m)(5)	Plan of Distribution pursuant to Rule 12b-1 relating to Class C Shares. — previously filed as exhibit (m)(5) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(m)(6)	Plan of Distribution pursuant to Rule 12b-1 relating to Class R Shares dated June 30, 2006 — previously filed as exhibit (m)(6) to post-effective amendment no. 16 filed on December 24, 2007, accession number 0000950135-07-007767.

(m)(7)	Plan of Distribution pursuant to Rule 12b-1 relating to Class R1 Shares dated June 30, 2006 — previously filed as exhibit (m)(7) to post-effective amendment no. 16 filed on December 24, 2007, accession number 0000950135-07-007767.

(m)(8)	Plan of Distribution pursuant to Rule 12b-1 relating to Class R2 Shares dated June 30, 2006 — previously filed as exhibit (m)(8) to post-effective amendment no. 16 filed on December 24, 2007, accession number 0000950135-07-007767.

(m)(9)	Plan of Distribution pursuant to Rule 12b-1 relating to Class R3 Shares. — previously filed as exhibit (m)(7) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(m)(10)	Plan of Distribution pursuant to Rule 12b-1 relating to Class R4 Shares. — previously filed as exhibit (m)(8) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(m)(11)	Plan of Distribution pursuant to Rule 12b-1 relating to Class R5 Shares. — previously filed as exhibit (m)(11) to post-effective amendment no. 7 filed on June 30, 2006, accession number 0001010521-06-000549.

(n)	Amended Multiple Class Plan pursuant to Rule 18f-3. — previously filed as exhibit (n) to post-effective amendment no. 7 filed on June 30, 2006, accession number 0001010521-06-000549.

(o)	Not Applicable.

(p)	Codes of Ethics of the Registrant and its Investment Adviser and Subadvisers.

(p)(1)	Codes of Ethics for John Hancock Funds II and John Hancock Investment Management Services LLC dated January 1, 2008 — previously filed as exhibit (p)(1) to post-effective amendment no. 16 filed on December 24, 2007, accession number 0000950135-07-007767.

(p)(2)	Code of Ethics for A I M Capital Management, Inc. — previously filed as exhibit (p)(3) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(3)	Code of Ethics for American Century Investments. — previously filed as exhibit (p)(4) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(4)	Code of Ethics for BlackRock Investment Management LLC. — previously filed as exhibit (p)(5) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(5)	Code of Ethics for ClearBridge Advisors, LLC. — previously filed as exhibit (p)(6) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(6)	Code of Ethics for Davis Selected Advisors, L.P. — previously filed as exhibit (p)(7) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(7)	Code of Ethics for Declaration Management & Research LLC. — previously filed as exhibit (p)(8) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(8)	Code of Ethics for Deutsche Asset Management, Inc. (U.S.). — previously filed as exhibit (p)(9) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(9)	Code of Ethics for Dimensional Fund Advisors, Inc. — previously filed as exhibit (p)(10) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(10)	Code of Ethics for Franklin Templeton. — previously filed as exhibit (p)(11) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(11)	Code of Ethics for Fund Asset Management, L.P.(Mercury Advisors)(Merrill Lynch Investment Managers). — previously filed as exhibit (p)(12) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(12)	Code of Ethics for Grantham, Mayo, Van Otterloo & Co. LLC. — previously filed as exhibit (p)(13) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(13)	Code of Ethics for Independence Investment LLC. — previously filed as exhibit (p)(14) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(14)	Code of Ethics for Jennison Associates LLC. — previously filed as exhibit (p)(15) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(15)	Code of Ethics for John Hancock Advisers. — previously filed as exhibit (p)(16) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(16)	Code of Ethics for Legg Mason Funds Management, Inc. — previously filed as exhibit (p)(17) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(17)	Code of Ethics for Lord, Abbett & Co. — previously filed as exhibit (p)(18) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(18)	Code of Ethics for MFC Global Investment Management (U.S.A.) Limited. — previously filed as exhibit (p)(19) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(19)	Code of Ethics for Marsico Capital Management, LLC. — previously filed as exhibit (p)(20) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(20)	Code of Ethics for Massachusetts Financial Services Company. — previously filed as exhibit (p)(21) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(21)	Code of Ethics for Morgan Stanley Investment Management. — previously filed as exhibit (p)(22) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(22)	Code of Ethics for Munder Capital Management. — previously filed as exhibit (p)(23) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(23)	Code of Ethics for Pacific Investment Management Company. — previously filed as exhibit (p)(24) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(24)	Code of Ethics for Pzena Investment Management, LLC. — previously filed as exhibit (p)(25) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(25)	Code of Ethics for RCM Capital Management. — previously filed as exhibit (p)(26) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(26)	Code of Ethics for RiverSource Investments (Ameriprise): Retail Access. — previously filed as exhibit (p)(27) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(27)	Code of Ethics for Salomon Brothers (Citigroup) Asset Management Inc. — previously filed as exhibit (p)(28) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(28)	Code of Ethics for SSgA Funds Management, Inc. — previously filed as exhibit (p)(29) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(29)	Code of Ethics for Sovereign Asset Management. — previously filed as exhibit (p)(30) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(30)	Code of Ethics for Sustainable Growth Advisers, L.P. — previously filed as exhibit (p)(31) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(31)	Code of Ethics for T. Rowe Price Associates, Inc. — previously filed as exhibit (p)(32) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(32)	Code of Ethics for UBS Global Asset Management. — previously filed as exhibit (p)(33) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(33)	Code of Ethics for United States Trust Company. — previously filed as exhibit (p)(34) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(34)	Code of Ethics for Wellington Management Company, LLP. — previously filed as exhibit (p)(35) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(35)	Code of Ethics for Wells Capital Management, Inc. — previously filed as exhibit (p)(36) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(36)	Code of Ethics for Western Asset Management. — previously filed as exhibit (p)(37) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(q)	Power of Attorney date December 14, 2007. — previously filed as exhibit (q) to post-effective amendment no. 16 filed on December 24, 2007, accession number 0000950135-07-007767.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT
Two of the Registrant’s shareholders are:
(i) John Hancock Life Insurance Company of New York (“John Hancock New York”),
(ii) John Hancock Life Insurance Company (U.S.A.) (“John Hancock USA”).
John Hancock New York and John Hancock USA hold shares of the Registrant attributable to group annuity contracts in their respective separate accounts that are not registered under the Investment Company Act of 1940. The Lifestyle Portfolios are also shareholders of certain of the non-Lifestyle funds of the Registrant. John Hancock New York and John Hancock USA are indirect wholly-owned subsidiaries of Manulife Financial Corporation (see chart of corporate affiliates below).

MANULIFE FINANCIAL CORPORATION
PRINCIPAL SUBSIDIARIES — December 31, 2007

ITEM 25. INDEMNIFICATION
The Registrant’s Amended and Restated Declaration of Trust and Distribution Agreement filed previously contain provisions limiting the liability, and providing for the indemnification, of the Trustees and officers under certain circumstances.
Registrant’s Trustees and officers are insured under a standard investment company errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their official capacities as such.
Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (“Securities Act”), may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the provisions described in this Item 25, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.
ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER
See “Fund Details” in the Prospectuses and “Investment Management Agreements” in the Statement of Additional Information for information regarding the business of the Adviser and each of the Subadvisers. For information as to the business, profession, vocation or employment of a substantial nature of each director, officer or partner of the Adviser and each of the Subadvisers, reference is made to the respective Form ADV, as amended, filed under the Investment Advisers Act of 1940, each of which is incorporated herein by reference.

ITEM 27. PRINCIPAL UNDERWRITERS
(a) John Hancock Funds, LLC acts as principal underwriter for the Registrant and also serves as principal underwriter or distributor of shares for John Hancock Bond Trust, John Hancock California Tax-Free Income Trust, John Hancock Capital Series, John Hancock Current Interest, John Hancock Equity Trust, John Hancock Institutional Series Trust, John Hancock Investment Trust, John Hancock Investment Trust II, John Hancock Investment Trust III, John Hancock Series Trust, John Hancock Sovereign Bond Fund, John Hancock Strategic Series, John Hancock Tax-Exempt Series Fund, John Hancock Municipal Securities Trust, John Hancock World Fund, John Hancock Investors Trust, John Hancock Tax-Advantaged Dividend Income Fund, John Hancock Income Securities Trust and John Hancock Funds III.
(b) The following table presents certain information with respect to each director and officer of John Hancock Funds, LLC:

POSITIONS AND
NAME AND PRINCIPAL	POSITIONS AND OFFICES WITH	OFFICES WITH
BUSINESS ADDRESS	UNDERWRITER	REGISTRANT
James R. Boyle	Chairman and Director	Trustee
601 Congress Street Boston, Massachusetts 02210
Keith F. Hartstein	Director, President and Chief Executive Officer	President
601 Congress Street Boston, Massachusetts 02210
John G. Vrysen	Director, Executive Vice President and Chief	Chief Financial
601 Congress Street	Operating Officer	Officer
Boston, Massachusetts 02210
Michael Mahoney	Chief Compliance Officer	None
601 Congress Street Boston, Massachusetts 02210
Peter Copestake	Treasurer	None
601 Congress Street Boston, Massachusetts 02210
John T. Litzow	Senior Vice President	None
601 Congress Street Boston, Massachusetts 02210
Jeffery H. Long	Vice President, Controller and Assistant Treasurer	None
601 Congress Street Boston, Massachusetts 02210
Andrew G. Arnott	Vice President	None
601 Congress Street Boston, Massachusetts 02210
Arthur E. Creel	Vice President	None
601 Congress Street Boston, Massachusetts 02210
Carey Hoch	Vice President	None
601 Congress Street Boston, Massachusetts 02210
Kristine McManus	Vice President	None
601 Congress Street Boston, Massachusetts 02210
Daniel Rollins	Second Vice President	None
601 Congress Street Boston, Massachusetts 02210
Karen F. Walsh	Assistant Treasurer	None
601 Congress Street Boston, Massachusetts 02210
David Hayter	Assistant Treasurer	None
601 Congress Street Boston, Massachusetts 02210
Cathy Hopkinson	Assistant Treasurer	None
601 Congress Street Boston, Massachusetts 02210
Wayne Zuk	Assistant Treasurer	None
601 Congress Street Boston, Massachusetts 02210
Alfred P. Ouellette	AVP, Senior Counsel and Assistant Secretary	Assistant Secretary
601 Congress Street Boston, Massachusetts 02210

(c) None.
ITEM 28. LOCATION OF ACCOUNTS AND RECORDS
All accounts, books and other documents required to be maintained under Section 31(a) of the Investment Company Act of 1940 are kept by John Hancock Investment Management Services, LLC (formerly, Manufacturers Securities Services, LLC.), the Registrant’s investment adviser, at its offices at 601 Congress Street, Boston, Massachusetts 02210,
By the Registrant at its principal business offices located at 601 Congress Street, Boston, Massachusetts 02210 or
By State Street Bank and Trust Company, the custodian for the Registrant, at its offices at 2 Avenue de Lafayette, Boston, Massachusetts 02111.
By A I M Capital Management, Inc., the subadviser to the All Cap Growth Fund and the Small Company Growth Fund, at its offices at 11 Greenway Plaza, Houston, Texas 77046.
By American Century Investment Management, Inc., the subadviser to the Small Company Fund and the Vista Fund, at its offices at 4500 Main Street, Kansas City, Missouri 64111.
By BlackRock Investment Management, Inc., the subadviser to the Large Cap Value Fund, at its offices at 800 Scudders Mill Road, Plainsboro, New Jersey 08536.
By ClearBridge Advisors, the subadviser to the Special Value Fund, at its offices at 399 Park Avenue, New York, New York 10022.
By Davis Selected Advisers, L.P., the subadviser to the Financial Services Fund and the Fundamental Value Fund, at its offices at 2949 East Elvira Road, Suite 101, Tuscon, Arizona 85706.
By Declaration Management & Research LLC, the subadviser to the Short-Term Bond Fund and the Total Bond Market Fund, at its offices at 1650 Tysons Blvd., McLean, VA 22102.
By Deutsche Investment Management Americas, Inc., the subadviser to the Lifestyle Portfolios, All Cap Core Fund, Global Real Estate Fund, Dynamic Growth Fund and the Real Estate Securities Fund, at its offices at 345 Park Avenue, New York, New York 10154.
By Dimensional Fund Advisors, the subadviser to the International Small Company Fund and the Emerging Markets Value Fund, at its offices at 1299 Ocean Avenue, Santa Monica, California 90401.
By Franklin Advisers, Inc., the investment adviser to the Income Fund, at its offices at One Franklin Parkway, San Mateo, California 94403.
By Franklin Mutual Advisers, LLC. the investment adviser to the Mutual Shares Fund, at its offices at John F. Kennedy Parkway, Short Hills, New Jersey 07078.
By Grantham, Mayo, Van Otterloo & Co. LLC, the subadviser to the Growth Opportunities Fund, International Core Fund, U.S. Core Fund, U.S. Multi Sector Fund, Value Opportunities Fund and the Managed Fund, at its offices at 40 Rowes Wharf, Boston, Massachusetts 02110.
By Independence Investment LLC, the subadviser to the Small Cap Fund, at its offices at 53 State Street, Boston, Massachusetts 02109.

By Jennison Associates LLC, the subadviser to the Capital Appreciation Fund, at its offices at 466 Lexington Avenue, New York, NY 10017.
By Legg Mason Capital Management, Inc., the subadviser to the Core Equity Fund, at its offices at 100 Light Street, Baltimore, Maryland 21202.
By Lord Abbett & Co., the subadviser to the Mid Cap Value Fund and the All Cap Value Fund, at its offices at 90 Hudson Street, Jersey City, New Jersey 07302-3973.
By Marsico Capital Management, LLC , the subadviser for the International Opportunities Fund, at its offices at 1200 17th Street, Denver, Colorado 80202.
By Massachusetts Financial Services Company, the subadviser to the Utilities Fund, at its offices at 500 Boylston Street, Boston, MA 02116.
By MFC Global Investment Management (U.S.A.) Limited, the subadviser to the Lifestyle Portfolios, Lifecycle Portfolios, Index 500 Fund, Index Allocation Fund, Mid Cap Index Fund, Money Market Fund, Pacific Rim Fund, Quantitative All Cap Fund, Quantitative Mid Cap Fund, Quantitative Value Fund, Small Cap Index Fund, Total Stock Market Index Fund and the Absolute Return Portfolios, at its offices at 200 Bloor Street East, Toronto, Ontario, Canada M4W lE5.
By MFC Global Investment Management (U.S.), LLC, the subadviser to the Absolute Return Portfolios, Lifecycle Portfolios, Emerging Growth Fund, High Income Fund, Strategic Income Fund and the Active Bond Fund, at its offices at 101 Huntington Avenue, Boston, MA 02199-7603.
By Morgan Stanley Asset Management Inc., the subadviser of the Value Fund, at its offices at 1221 Avenue of the Americas, New York, New York 10020.
By Munder Capital Management, the subadviser to the Small Cap Opportunities Fund, at its offices at 480 Pierce Street, Birmingham, Michigan 48009.
By Pacific Investment Management Company LLC, the subadviser to the Real Return Fund, Global Bond Fund and the Total Return Fund, at its offices at 840 Newport Center Drive, Suite 300, Newport Beach, California 92660.
By Pzena Investment Management, LLC, the subadviser to the Classic Value Fund, at its offices at 120 West 45th Street, New York, NY 10036.
By RCM Capital Management LLC, the subadviser to the Emerging Small Company Fund, at its offices at Four Embarcadero Center, San Francisco, CA 94111.
By RiverSource Investments, LLC, the subadviser to the Mid Cap Value Equity Fund, at its offices at 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474.
By SSgA Funds Management, Inc., the subadviser to the International Equity Index Fund, at its offices at One Lincoln Street, Boston, Massachusetts 02111.
By Sustainable Growth Advisers, L.P., the subadviser to the U.S. Global Leaders Growth Fund, at its offices at 301 Tresser Boulevard, Suite 1310, Stamford, CT 06901.
By T. Rowe Price Associates, Inc., the subadviser to the Blue Chip Growth Fund, Equity-Income Fund, Health Science Fund, Mid Value Fund, Real Estate Equity Fund, Small Company Value Fund, Spectrum Income Fund and the Science & Technology Fund, at its offices at 100 East Pratt Street, Baltimore, MD 21202.

By Templeton Global Advisors Limited, the subadviser to the Global Fund, at its offices at Box N7759, Lyford Cay, Nassau, Bahamas.
By Templeton Investment Counsel, LLC, the subadviser to International Value Fund and the International Small Cap Fund, at its offices at 777 Mariners Island Blvd., San Mateo, CA 94404.
By UBS Global Asset Management (Americas) Inc., the subadviser to the Large Cap Fund and the Global Allocation Fund, at its offices at 1 North Wacker Drive, Chicago, Illinois 60606.
By UST Advisers, Inc., the subadviser to the Value & Restructuring Fund, at its offices at 225 High Ridge Road, Stamford, Connecticut 06905.
By Wellington Management Company LLP, the subadviser to the Investment Quality Bond Fund, Mid Cap Stock Fund, Natural Resources Fund, Small Cap Growth Fund, Mid Cap Intersection Fund and the Small Cap Value Fund, at its offices at 75 State Street, Boston, Massachusetts 02109.
By Wells Capital Management Incorporated, the subadviser to the Core Bond Fund and the U.S. High Yield Bond Fund, at its offices at 525 Market St., San Francisco, California.
By Western Asset Management Company, the subadviser to the High Yield Fund, Strategic Bond Fund and the U.S. Government Securities Fund, at its offices at 385 East Colorado Boulevard, Pasadena, California 91101.
ITEM 29. MANAGEMENT SERVICES
Not applicable.
ITEM 30. UNDERTAKINGS
Not applicable.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and the Commonwealth of Massachusetts, on this 16th day of April 2008.

JOHN HANCOCK FUNDS II
By:	/s/ Keith F. Hartstein
Keith F. Hartstein
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

SIGNATURE	TITLE	DATE
/s/ Keith F. Hartstein Keith F. Hartstein	President and Chief Executive Officer	April 16, 2008
/s/ Gordon M. Shone Gordon M. Shone	Treasurer (Principal Financial Officer and Principal Accounting Officer)	April 16, 2008
/s/ Charles L. Bardelis * Charles L. Bardelis	Trustee	April 16, 2008
/s/ James R. Boyle * James R. Boyle	Trustee	April 16, 2008
/s/ Peter S. Burgess * Peter S. Burgess	Trustee	April 16, 2008
/s/ Elizabeth G. Cook * Elizabeth G. Cook	Trustee	April 16, 2008
/s/ Hassell H. McClellan * Hassell H. McClellan	Trustee	April 16, 2008
/s/ James M. Oates * James M. Oates	Trustee	April 16, 2008

*	By Power of Attorney

JOHN HANCOCK FUNDS II
By:	/s/ David D. Barr
David D. Barr
Attorney-In-Fact Pursuant to Power of Attorney Previously filed with Post-Effective Amendment No. 16 to the Trust’s Registration Statement On December 24, 2007